                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21638

                          JPMorgan Institutional Trust
               (Exact name of registrant as specified in charter)

                                522 Fifth Avenue
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                                Stephen M. Benham
                                522 Fifth Avenue
                               New York, NY 10036
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30, 2005

Date of reporting period: February 7, 2005 (commencement of operations) to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)




                                 JPMorgan Funds





                                   SPECIALTY
                                     FUNDS


                             U.S. Real Estate Fund






                                                                [JPMORGAN LOGO]
                                                                Asset Management

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter..........................................    2
Portfolio Performance Review................................    3
Schedules of Portfolio Investments..........................    9
Statements of Assets and Liabilities........................   57
Statements of Operations....................................   58
Statements of Changes in Net Assets.........................   59
Financial Highlights........................................   60
Notes to Financial Statements...............................   62
Report of Independent Registered Public Accounting Firm.....   69
Trustees....................................................   70
Officers....................................................   71
Shareholder Expense Examples................................   73
Tax Letter..................................................   74

HIGHLIGHTS

- Despite soaring energy prices, the market was able to exert downward pressure on longer-term rates, and the yield curve flattened.

- Foreign investors seeking yield and domestic investors seeking quality helped keep rates on the downswing.

- The manufacturing sector appears to be showing signs of an impending rebound.

- Inflation reports have been much more benign than expected.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 2

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this annual report containing detailed information on the JPMorgan Institutional Trust Funds for the since-inception period ended June 30, 2005. Inside you'll find in-depth information on the Institutional Trust Funds along with an update from the Portfolio Managers.

MIXED ECONOMIC PICTURE
The new year did not carry over the positive momentum of market gains from 2004. Fears of inflation and higher interest rates weighed on the economy, and the equity markets in particular, for much of the first half of 2005. While most major equity markets posted negative returns early in the year, the second quarter saw some gains, but still fell short of forecasts, struggling through the end of the period.

With the consumer price index (CPI) and other inflation indicators contributing to low longer-term Treasury yields, the 10-year note fell to 3.91%, even as the Federal Reserve raised interest rates to 3.25% by late June. The spread between the 2-year and the 10-year yields narrowed to just 33 basis points, raising concerns that the curve could invert, typically a harbinger of recession. The short end of the Treasury yield curve rose for most of the period on expectations that the Fed would continue raising short-term rates. However, it declined during the spring as investors speculated that the Fed was nearing the end of its tightening cycle.

The bond market viewed soaring energy prices as a constraint on economic growth rather than a driver of inflation. As a result, the market was able to exert downward pressure on longer-term rates, and the yield curve flattened. Furthermore, demand for U.S. fixed income securities from foreign investors seeking yield and domestic investors seeking quality helped keep rates on the downswing.

OUTLOOK
As we enter the second half of 2005, the economy continues on a path of moderate expansion. While rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress, the weak manufacturing sector appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than expected. We believe that the Federal Open Market Committee will continue its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for the confidence and continued trust you have placed in us. We look forward to serving your investment needs for many years to come.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN CORE BOND TRUST (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Core Bond Trust, which seeks to provide maximum total return by investing primarily in a diversified Portfolio of intermediate - and long-term debt securities, was incepted on February 7, 2005. The Fund returned 1.89% compared with the 1.43% return of its benchmark, the Lehman Aggregate Bond Index, for the same period.

WHY DID THE PORTFOLIO PERFORM IN THIS WAY?
By late June the Federal Reserve raised its target rate for overnight lending a ninth consecutive time to 3.25%. While yields on the shorter end of the maturity spectrum moved higher, longer-term interest rates continued to decline. By the end of the period, the yield on the 10-year Treasury declined to 3.91%. Consequently, yield curve flattening continued to be the dominant trend in the fixed income market.

Given the extent of yield curve flattening and the decline in longer-term interest rates, longer maturity securities were the best performers. The Fund's underweight in the very long end of the yield curve, the 20-plus year area, worked against relative returns. We continue to underweight this segment of the maturity spectrum since the pickup in yield for extending is minimal and does not compensate for the additional risk. Instead, we are focused on the 10-year to 20-year maturity range. U.S. Treasury strips in this part of the yield curve were strong performers and helped to offset some of the underweight in the very long end of the yield curve.

The Core Bond Trust also benefited from an overweight in mortgage-backed securities (MBS) and security selection within the mortgage sector. At period end, the Fund held 53.5% in MBS compared with 34.4% in its benchmark. While the securitized sectors performed well on an excess return basis for the Fund, an overweight in asset backed securities was offset by an underweight in commercial mortgage-backed securities (CMBS). Our overweight in MBS was positive, and included a significant allocation to collateralized mortgage obligations (CMOs).

Corporate bonds, particularly lower-rated and industrial credits, suffered in the wake of auto sector troubles. The Fund's underweight in corporate bonds, and Baa-rated and industrial credits was favorable. The Fund currently holds 13.6% in corporate bonds compared with 24.3% for its benchmark index.

HOW WAS THE PORTFOLIO MANAGED?
We expect to maintain a relatively neutral duration (sensitivity to interest rate changes) to minimize any potential interest rate risk. While we expect the Fed to continue to raise the fed funds target rate, much of this is already priced into the market.


With no single area of the bond market offering particularly compelling valuations, we expect to focus on sub-sectors, segments of the yield curve and individual security analysis to find value. While spreads (the incremental yield earned for going outside of the Treasury market) are generally at expensive levels, we continue to find value in some areas including discount 15-year and seasoned MBS within the mortgage market. In the Treasury market, the 2012-2018 segment of the Treasury strip curve looks attractive and, in the corporate sector, we continue to favor financial over industrial credits.

PORTFOLIO FACTS
Portfolio Inception.........................................   February 7, 2005
Fiscal Year End.............................................   June 30
Net Assets as of 6/30/2005 (in Thousands)...................   $2,841,627
Primary Benchmark...........................................   Lehman Aggregate Bond Index

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 4

JPMORGAN CORE BOND TRUST (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

MATURITY DISTRIBUTION*
Less than one year...........................16.1%
Years 1-5....................................42.9%
Years 6-10...................................25.5%
Years 11-20..................................12.0%
Over 20 Years.................................3.5%
Average years to Maturity................5.7 years
Duration.................................4.5 years

TOP FIVE SECTORS*
1. Residential Mortgage
   Backed Securities.........................44.8%
2. U.S. Treasury Securities..................21.6%
3. Corporate Notes & Bonds.........          11.9%
4. U.S. Government Agency
   Mortgages..................................5.6%
5. Asset Backed Securities....................2.0%

QUALITY BREAKDOWN*
Government Agency............................68.1%
AAA..........................................19.0%
AA............................................2.2%
A.............................................6.2%
BBB...........................................4.2%

---------------

* As of 6/30/05. Portfolio's composition subject to change. Percentages for Top Five Sectors are based on net assets. Percentages for Maturity Distribution and Quality Breakdown are based on market value of securities.

                        TOTAL RETURN AS OF JUNE 30, 2005

---------------------------------------------------------------------------------
                                                 INCEPTION DATE   SINCE INCEPTION
---------------------------------------------------------------------------------
  Core Bond Trust                                    2/7/2005          1.89%
---------------------------------------------------------------------------------

The quoted performance is past performance and not a guarantee of future returns. An absolute return strategy involves risk and is subject to fluctuation. For a more complete description of the risks involved, please refer to the Fund's Private Placement Memorandum. The past performance of any investment, investment strategy or investment style is not indicative of future performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Please read carefully before investing or sending money.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN EQUITY INDEX TRUST (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Equity Index Trust, which commenced operations February 7, 2005, was consistent with the objectives of an index strategy that seeks to provide investors with a pure benchmark exposure and zero active risk. The Fund returned -0.27% for the period ending June 30, 2005. By way of comparison within the same period, the Fund's benchmark, the S&P 500 Index, returned -0.21%.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
For the period, the U.S. large-cap core equities asset class in general produced flat returns. The market was unable to establish any real direction -- neither bull nor bear won. The two best-performing sectors for the period were health services and REITs, while the two worst-performing sectors were process industries and non-energy minerals.

The economic picture was mixed for the period. Corporate profits rose along with merger activity and business spending. Private employment increased and unemployment fell. Oil prices fluctuated throughout the period, rising to nearly $60 a barrel at the end of June. Despite higher energy prices, however, consumer spending remained resilient. Inflation increased slightly, fueled by economic growth and rising commodity prices.

Regarding relative performance, the Fund achieved its objective of producing a total return that is comparable to that of its benchmark.

HOW WAS THE PORTFOLIO MANAGED?
The Fund was managed according to a full replication index strategy. Holdings in the Fund are in strict conformity to the benchmark weights. Fund exposures at the stock, sector, and factor levels are closely monitored to ensure that unintended active bets are not in place.

Going forward, we will continue to seek returns that closely match those of the benchmark index, while exploring opportunities to trade index changes in a value-added manner. In addition, we will maintain our stringent risk management strategies and seek to minimize transaction costs.

PORTFOLIO FACTS
Portfolio Inception.........................................   February 7, 2005
Fiscal Year End.............................................   June 30
Net Assets as of 6/30/2005 (in Thousands)...................   $400,097
Primary Benchmark...........................................   S&P 500 Index

TOP TEN HOLDINGS*
General Electric Co. ..............    3.4%
Exxon Mobil Corp. .................    3.4%
Microsoft Corp. ...................    2.3%
Citigroup, Inc. ...................    2.2%
Pfizer, Inc. ......................    1.9%
Johnson & Johnson..................    1.8%
Bank of America Corp. .............    1.7%
Wal-Mart Stores, Inc. .............    1.5%
Intel Corp. .......................    1.5%
American International Group,
  Inc. ............................    1.4%
PORTFOLIO ALLOCATION*
Common Stocks......................    100%
Investment Company.................    0.1%
U.S. Treasuries....................    0.0%
Liabilities in Excess of Other
  Assets...........................   (0.1)%
TOP 5 INDUSTRIES*
1. Oil, Gas & Consumable Fuels.....    7.5%
2. Pharmaceuticals.................    7.1%
3. Commercial Banks................    5.8%
4. Industrial Conglomerates........    4.5%
5. Insurance.......................    4.4%

---------------

* As of 6/30/05. Portfolio composition subject to change. Percentages are based on net assets.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 6

JPMORGAN EQUITY INDEX TRUST (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                        TOTAL RETURN AS OF JUNE 30, 2005

---------------------------------------------------------------------------------
                                                 INCEPTION DATE   SINCE INCEPTION
---------------------------------------------------------------------------------
  Equity Index Trust                                 2/7/2005          (0.27)%
---------------------------------------------------------------------------------

The quoted performance is past performance and not a guarantee of future returns. An absolute return strategy involves risk and is subject to fluctuation. For a more complete description of the risks involved, please refer to the Fund's Private Placement Memorandum. The past performance of any investment, investment strategy or investment style is not indicative of future performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Please read carefully before investing or sending money.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN INTERMEDIATE BOND TRUST (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Intermediate Bond Trust, which commenced operations on February 7, 2005, seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity. The Fund had a since-inception return of 1.58% for the period ended June 30, 2005, compared with a 1.16% return of its benchmark, the Lehman Intermediate Government Credit Bond Index.

WHY DID THE PORTFOLIO PERFORM IN THIS WAY?
Since the Fund's inception, the Fund's underweight in corporate bonds and U.S. Treasuries in favor of other spread (non-Treasury) sectors helped performance. In particular, the Fund's mortgage-backed securities (MBS) turned in a strong performance. The Fund's small positions in commercial mortgage-backed securities
(CMBS) and asset-backed securities (ABS) also helped relative performance.

HOW WAS THE PORTFOLIO MANAGED?
The Fund's diversification among the spread sectors worked well as corporate bonds underperformed and the securitized sectors outperformed comparable-duration Treasuries. In particular, lower-rated corporate credits suffered in the wake of auto sector troubles. The Fund benefited from an underweight position in BBB- and lower-rated credits: 5.6% exposure compared with 12.2% for the benchmark. Within the corporate arena, industrials underperformed other sub-sectors. The Fund was significantly underweighted in industrial credits at a 6.1% allocation versus 14.8% for the benchmark.

While we expect the Fed to continue its "moderate" trajectory and raise the fed funds target rate, much of this activity is already priced into the market, and we have positioned the portfolio to reflect this. As of June 30, the Fund is at a slightly shorter duration than the benchmark. Despite the shorter duration, the Fund has a yield advantage, with a 4.60% yield-to-worst compared with 4.08% for its benchmark.

With no single area of the bond market offering particularly compelling valuations, we expect to focus on sub-sectors, segments of the yield curve and individual security analysis to find value. In the credit market, we continue to favor finance companies to industrials. Corporate fundamentals are generally positive but many corporations are focusing on shareholder value over bondholder interest. Focus in MBS will be on those that offer option-adjusted spread and total-return advantage versus pass-throughs.

PORTFOLIO FACTS
Portfolio Inception........................................   February 7, 2005
Fiscal Year End............................................   June 30
Net Assets as of 6/30/2005 (in Thousands)..................   $423,667
Primary Benchmark..........................................   Lehman Intermediate Government Credit Bond Index

MATURITY DISTRIBUTION*
Less than one year...........................18.2%
Years 1-5....................................44.8%
Years 6-10...................................26.4%
Years 11-20...................................8.6%
Over 20 Years.................................2.0%
Average years to Maturity................5.0 years
Duration.................................4.0 years

TOP FIVE SECTORS*
1. Residential Mortgage
   Backed Securities.........................44.3%
2. Corporate Notes &
   Bonds.....................................19.0%
3. U.S. Treasury Securities..................18.7%
4. U.S. Government Agency
   Mortgages................................. 5.3%
5. Asset Backed Securities................... 2.8%

QUALITY BREAKDOWN*
Government Agency............................69.6%
AAA..........................................11.4%
AA............................................2.9%
A............................................10.3%
BBB...........................................3.8%

---------------

* As of 6/30/05. Portfolio composition subject to change. Percentages for Top Five Sectors are based on net assets. Percentages for Maturity Distribution and Quality Breakdown are based on market value of securities.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 8

JPMORGAN INTERMEDIATE BOND TRUST (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                        TOTAL RETURN AS OF JUNE 30, 2005

---------------------------------------------------------------------------------
                                                 INCEPTION DATE   SINCE INCEPTION
---------------------------------------------------------------------------------
  Intermediate Bond Trust                            2/7/2005          1.58%
---------------------------------------------------------------------------------

The quoted performance is past performance and not a guarantee of future returns. An absolute return strategy involves risk and is subject to fluctuation. For a more complete description of the risks involved, please refer to the Fund's Private Placement Memorandum. The past performance of any investment, investment strategy or investment style is not indicative of future performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Please read carefully before investing or sending money.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS (87.4%):
Asset Backed Securities (2.0%):
   1,496    American Express Credit Account
              Master Trust Series 2004-3,
              Class A, 4.35%, 12/15/11.....       1,510
            AmeriCredit Automobile
              Receivables Trust
     856    Series 2001-C, Class A4, 5.01%,
              07/14/08.....................         860
   1,915    Series 2001-D, Class A4, 4.41%,
              11/12/08.....................       1,921
   1,067    Series 2002-A, Class A4, 4.61%,
              01/12/09.....................       1,072
     880    Series 2002-D, Class A4, 3.40%,
              04/13/09.....................         876
     440    Series 2003-BX, Class A4A,
              2.72%, 01/06/10..............         434
     490    Capital One Auto Finance Trust
              Series 2001-A, Class A4,
              5.40%, 05/15/08..............         491
   1,056    Capital One Master Trust Series
              2001-5, Class A, 5.30%,
              06/15/09.....................       1,071
   3,843    Citibank Credit Card Issuance
              Trust Series 2002-C2, Class
              C2, 6.95%, 02/18/14..........       4,314
   1,832    CNH Equipment Trust Series
              2003-B, Class A4B, 3.38%,
              02/15/11.....................       1,810
   1,678    Conseco Finance Series 2001-B,
              Class 1M1, 7.27%, 06/15/32...       1,708
  13,858    Countrywide Asset-Backed
              Certificates Series 2004-AB2,
              Class A2, FRN, 3.58%,
              12/28/07.....................      13,884
     657    Ford Credit Auto Owner Trust
              Series 2004-A, Class A3,
              2.93%, 03/15/08..............         650
   1,188    GE Capital Mortgage Services,
              Inc. Series 1999-HE, Class M,
              6.71%, 04/25/29..............       1,216
     583    Green Tree Financial Corp.
              Series 1995-4, Class A6,
              7.30%, 06/15/25..............         599
            Household Automotive Trust
   1,212    Series 2001-3, Class A4, 4.37%,
              12/17/08.....................       1,216
   1,225    Series 2005-1, Class A4, 4.35%,
              06/18/12.....................       1,225

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
            MBNA Credit Card Master Note
              Trust
   2,422    Series 2002-C1, Class C1,
              6.80%, 07/15/14..............       2,703
   1,012    Series 2003-C1, Class C1, FRN,
              4.92%, 07/15/05..............       1,071
            MBNA Master Credit Card Trust
              USA
   1,760    Series 1999-J, Class C, 7.85%,
              02/15/12 (e).................       1,998
   1,540    Series 2000-D, Class C, 8.40%,
              09/15/09 (e).................       1,651
            Onyx Acceptance Grantor Trust
     967    Series 2002-C, Class A4, 4.07%,
              04/15/09.....................         967
     722    Series 2002-D, Class A4, 3.10%,
              07/15/09.....................         719
     440    Series 2004-B, Class A3, 3.09%,
              09/15/08.....................         437
     743    Residential Asset Mortgage
              Products, Inc. Series
              2001-RS3, Class AI4, SUB,
              6.29%, 08/31/05..............         744
   2,762    Textron Financial Corp.
              Receivables Trust Series
              2000-C, Class A3, 6.61%,
              02/15/15 (e).................       2,795
            WFS Financial Owner Trust
   1,251    Series 2002-1, Class A4A,
              4.87%, 09/20/09..............       1,257
   1,830    Series 2002-2, Class A4, SUB,
              4.50%, 02/20/10..............       1,837
   1,373    Series 2002-3, Class A4, 3.50%,
              02/20/10.....................       1,369
   1,430    Series 2002-4, Class A4A,
              3.11%, 08/20/10..............       1,414
     245    Series 2003-1, Class A3, 2.03%,
              08/20/07.....................         245
     968    Series 2003-2, Class A4, 2.41%,
              12/20/10.....................         952
   1,296    Series 2003-4, Class A4, 3.15%,
              05/20/11.....................       1,282
     603    Series 2004-1, Class A3, 2.19%,
              06/20/08.....................         598
     440    Series 2004-2, Class A3, 2.85%,
              09/22/08.....................         436
                                             ----------
  Total Asset Backed Securities
    (Cost $57,406).........................      57,332
                                             ----------

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 10

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (44.8%):
Agency CMO (36.2%):
            Federal Home Loan Mortgage
              Corp.
     237    Series 11, Class D, 9.50%,
              01/16/08.....................         236
      60    Series 22, Class C, 9.50%,
              02/16/08.....................          60
      90    Series 23, Class F, 9.60%,
              03/15/08.....................          90
       2    Series 41, Class I, HB, 84.00%,
              06/29/07.....................           2
      14    Series 47, Class F, 10.00%,
              01/12/08.....................          14
      38    Series 99, Class Z, 9.50%,
              04/06/08.....................          38
      19    Series 134, Class B, IO, 9.00%,
              05/11/07.....................           4
      --(h) Series 204, Class E, IF, IO,
              HB, 1242.00%, 12/24/07.......          --(h)
      --(h) Series 1045, Class G, IO, HB,
              1066.21%, 02/18/06...........          --(h)
      43    Series 1065, Class J, 9.00%,
              12/07/07.....................          43
      --(h) Series 1072, Class A, IO, HB,
              1008.50%, 05/15/06...........          --(h)
      14    Series 1079, Class S, IF,
              22.95%, 09/06/07.............          14
      88    Series 1084, Class F, FRN,
              4.20%, 10/28/06..............          88
      61    Series 1084, Class S, IF,
              30.60%, 10/28/06.............          63
      --(h) Series 1098, Class M, IO, HB,
              1008.00%, 6/15/06............          --(h)
      74    Series 1116, Class I, 5.50%,
              08/15/21.....................          74
      53    Series 1144, Class KB, 8.50%,
              12/08/07.....................          53
      --(h) Series 1172, Class L, IO, HB,
              VAR, 1180.80%, 12/29/05......           1
       3    Series 1196, Class B, IF, IO,
              HB, 795.60%, 08/25/06........           6
     988    Series 1212, Class IZ, 8.00%,
              02/15/22.....................       1,000
     129    Series 1250, Class J, 7.00%,
              05/15/22.....................         129
      --(h) Series 1298, Class L, IO, HB,
              981.87%, 10/10/05............          --(h)
     148    Series 1343, Class LA, 8.00%,
              05/03/08.....................         153
     186    Series 1343, Class LB, 7.50%,
              12/02/05.....................         191
     387    Series 1370, Class JA, FRN,
              4.40%, 07/15/05..............         391

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     321    Series 1455, Class WB, IF,
              3.05%, 07/15/05..............         300
      58    Series 1465, Class SA, IF, IO,
              5.75%, 12/11/05..............           2
   1,525    Series 1466, Class PZ, 7.50%,
              11/17/06.....................       1,597
      27    Series 1470, Class F, FRN,
              3.52%, 09/06/08..............          27
      17    Series 1473, Class HA, 7.00%,
              01/15/08.....................          17
   1,817    Series 1498, Class I, FRN,
              4.40%, 07/15/05..............       1,846
   2,057    Series 1502, Class PX, 7.00%,
              04/15/23.....................       2,149
     284    Series 1505, Class Q, 7.00%,
              05/15/23.....................         296
      37    Series 1506, Class F, FRN,
              4.16%, 01/09/06..............          37
       8    Series 1506, Class S, IF,
              14.94%, 07/15/05.............           8
     124    Series 1506, Class SD, IF, IO,
              5.25%, 07/15/05..............           5
   2,200    Series 1512, Class J, 6.50%,
              01/25/06.....................       2,246
     492    Series 1513, Class N, 6.50%,
              12/05/05.....................         501
     712    Series 1518, Class G, IF,
              5.87%, 11/22/08..............         706
     252    Series 1541, Class M, FRN,
              17.60%, 07/15/05.............         309
     687    Series 1541, Class O, FRN,
              3.25%, 11/22/08..............         675
     176    Series 1544, Class J, IF,
              9.67%, 02/12/06..............         183
     906    Series 1558, Class D, 6.50%,
              07/15/23.....................         930
     200    Series 1561, Class TA, PO,
              08/15/08.....................         193
      65    Series 1570, Class F, FRN,
              4.02%, 11/14/08..............          65
   2,039    Series 1573, Class PZ, 7.00%,
              09/15/23.....................       2,153
     151    Series 1575, Class FB, FRN,
              4.75%, 07/15/05..............         153
      63    Series 1575, Class SB, IF,
              9.75%, 07/15/05..............          65
   1,431    Series 1591, Class PV, 6.25%,
              01/01/09.....................       1,483
      19    Series 1592, Class KB, IF,
              12.28%, 04/25/08.............          19

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     211    Series 1595, Class D, 7.00%,
              10/15/13.....................         218
     631    Series 1596, Class D, 6.50%,
              07/02/06.....................         655
      31    Series 1602, Class SA, IF,
              12.19%, 01/28/05.............          35
      27    Series 1603, Class IF, FRN,
              3.93%, 07/15/05..............          27
     237    Series 1604, Class SA, IF,
              11.37%, 07/15/05.............         252
     385    Series 1606, Class SC, IF,
              15.81%, 12/02/04.............         428
      83    Series 1607, Class SA, IF,
              15.77%, 07/15/05.............          98
   3,300    Series 1608, Class L, 6.50%,
              09/15/23.....................       3,505
   1,466    Series 1609, Class L, IF,
              10.29%, 10/12/10.............       1,631
     924    Series 1611, Class JA, FRN,
              4.38%, 11/14/07..............         934
     880    Series 1611, Class JB, IF,
              10.87%, 07/15/05.............         914
     420    Series 1612, Class SD, IF,
              11.63%, 07/15/05.............         449
     191    Series 1625, Class SD, IF,
              8.50%, 07/15/05..............         204
   2,200    Series 1642, Class PJ, 6.00%,
              11/15/23.....................       2,271
     129    Series 1659, Class SB, IF,
              8.50%, 07/15/05..............         134
      38    Series 1671, Class QC, IF,
              10.00%, 09/20/11.............          38
       4    Series 1672, Class FB, FRN,
              3.46%, 07/15/05..............           4
     124    Series 1685, Class Z, 6.00%,
              11/15/23.....................         127
      24    Series 1686, Class SH, FRN,
              11.93%, 05/29/12.............          28
     274    Series 1689, Class SD, IF,
              10.10%, 09/13/05.............         291
     440    Series 1695, Class EB, 7.00%,
              02/03/07.....................         472
     408    Series 1698, Class SC, IF,
              10.89%, 04/02/07.............         451
     175    Series 1699, Class FC, FRN,
              3.85%, 09/03/06..............         177
     856    Series 1700, Class GA, PO,
              02/15/24.....................         794
      10    Series 1701, Class B, 6.50%,
              03/15/09.....................          10

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,101    Series 1706, Class K, 7.00%,
              03/15/24.....................       1,183
      85    Series 1709, Class FA, FRN,
              3.26%, 07/15/05..............          84
     258    Series 1745, Class D, 7.50%,
              04/28/11.....................         262
   2,234    Series 1798, Class F, 5.00%,
              11/22/08.....................       2,240
     345    Series 1807, Class A, 6.00%,
              09/22/05.....................         351
      44    Series 1807, Class G, 9.00%,
              09/26/07.....................          46
     607    Series 1829, Class ZB, 6.50%,
              08/03/05.....................         633
      86    Series 1844, Class E, 6.50%,
              10/17/05.....................          88
     637    Series 1863, Class Z, 6.50%,
              07/17/07.....................         660
     104    Series 1865, Class D, PO,
              09/20/11.....................          86
     397    Series 1890, Class H, 7.50%,
              09/15/26.....................         415
   1,111    Series 1899, Class ZE, 8.00%,
              10/07/07.....................       1,172
     342    Series 1900, Class T, PO,
              02/09/06.....................         330
      65    Series 1935, Class FL, FRN,
              3.95%, 07/15/05..............          66
     913    Series 1963, Class Z, 7.50%,
              08/05/07.....................         951
     250    Series 1967, Class PC, PO,
              10/15/08.....................         241
     150    Series 1970, Class PG, 7.25%,
              07/15/27.....................         152
   1,369    Series 1981, Class Z, 6.00%,
              05/15/27.....................       1,395
     636    Series 1987, Class PE, 7.50%,
              07/04/09.....................         662
   2,910    Series 2004-S, Class A5, FRN,
              IF, 4.25%, 09/03/16..........       2,403
     108    Series 2017, Class SE, IF,
              15.11%, 07/15/05.............         119
   1,231    Series 2019, Class Z, 6.50%,
              12/15/27.....................       1,284
   1,067    Series 2025, Class PE, 6.30%,
              10/03/08.....................       1,100
     461    Series 2033, Class SN, IF, IO,
              20.14%, 01/25/09.............         132
   1,285    Series 2038, Class PN, IO,
              7.00%, 10/22/08..............         196

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 12

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,210    Series 2040, Class PE, 7.50%,
              07/10/14.....................       1,295
   1,822    Series 2054, Class PV, 7.50%,
              05/15/28.....................       1,919
   1,445    Series 2055, Class OE, 6.50%,
              04/27/08.....................       1,501
   4,205    Series 2075, Class PH, 6.50%,
              04/16/07.....................       4,370
   2,090    Series 2075, Class PM, 6.25%,
              08/15/28.....................       2,202
   2,304    Series 2086, Class GB, 6.00%,
              02/06/13.....................       2,377
   1,616    Series 2089, Class PJ, IO,
              7.00%, 11/07/08..............         256
   4,490    Series 2095, Class PE, 6.00%,
              11/15/28.....................       4,700
     825    Series 2097, Class PV, 6.00%,
              09/15/09.....................         844
   3,083    Series 2102, Class TC, 6.00%,
              03/01/08.....................       3,195
   1,985    Series 2102, Class TU, 6.00%,
              07/20/09.....................       2,057
   8,140    Series 2115, Class PE, 6.00%,
              09/24/06.....................       8,429
   1,928    Series 2125, Class JZ, 6.00%,
              11/19/10.....................       1,996
   1,052    Series 2130, Class QR, 6.00%,
              02/15/28.....................       1,061
     438    Series 2132, Class SB, IF,
              17.07%, 12/05/12.............         526
     350    Series 2134, Class PI, IO,
              6.50%, 03/15/19..............          55
     220    Series 2135, Class UK, IO,
              6.50%, 05/24/07..............          29
     229    Series 2141, IO, 7.00%,
              11/08/08.....................          39
     547    Series 2143, Class CD, 6.00%,
              02/15/28.....................         555
     472    Series 2163, Class PC, IO,
              7.50%, 04/29/08..............          82
   1,760    Series 2169, Class TB, 7.00%,
              06/15/29.....................       1,928
   1,100    Series 2172, Class QC, 7.00%,
              07/15/29.....................       1,201
   1,377    Series 2176, Class OJ, 7.00%,
              08/15/29.....................       1,454
     756    Series 2189, Class SA, IF,
              11.44%, 01/30/06.............         811
   1,459    Series 2201, Class C, 8.00%,
              08/02/08.....................       1,545

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,074    Series 2209, Class TC, 8.00%,
              02/10/09.....................       1,157
   1,502    Series 2210, Class Z, 8.00%,
              12/25/08.....................       1,615
     387    Series 2224, Class CB, 8.00%,
              09/11/07.....................         407
   1,336    Series 2230, Class Z, 8.00%,
              04/15/30.....................       1,408
   1,095    Series 2234, Class PZ, 7.50%,
              05/15/30.....................       1,145
     942    Series 2247, Class Z, 7.50%,
              07/26/07.....................         962
   1,320    Series 2256, Class MC, 7.25%,
              12/09/12.....................       1,372
   2,487    Series 2259, Class ZM, 7.00%,
              12/10/07.....................       2,585
     165    Series 2261, Class ZY, 7.50%,
              10/15/30.....................         170
     325    Series 2262, Class Z, 7.50%,
              10/15/30.....................         335
   2,588    Series 2271, Class PC, 7.25%,
              08/03/09.....................       2,724
   1,816    Series 2283, Class K, 6.50%,
              01/14/14.....................       1,971
   1,295    Series 2295, Class VB, 6.50%,
              07/15/16.....................       1,305
   1,637    Series 2296, Class PD, 7.00%,
              03/02/08.....................       1,719
     101    Series 2299, Class G, 7.00%,
              11/04/06.....................         101
     591    Series 2304, Class VB, 6.50%,
              07/15/16.....................         597
     406    Series 2306, Class K, PO,
              01/31/09.....................         364
     959    Series 2306, Class SE, IF, IO,
              6.49%, 01/31/09..............         150
   1,512    Series 2313, Class LA, 6.50%,
              05/15/31.....................       1,577
     929    Series 2317, Class VG, 6.50%,
              11/21/10.....................         938
   1,100    Series 2323, Class VO, 6.00%,
              09/25/07.....................       1,124
   2,332    Series 2325, Class PM, 7.00%,
              06/15/31.....................       2,519
   1,320    Series 2335, Class VH, 7.00%,
              05/15/14.....................       1,362
     630    Series 2342, Class PW, 6.50%,
              8/15/17......................         633
   8,054    Series 2344, Class QG, 6.00%,
              08/15/16.....................       8,363

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
  11,973    Series 2344, Class ZD, 6.50%,
              12/22/05.....................      12,782
   1,584    Series 2344, Class ZJ, 6.50%,
              11/03/05.....................       1,647
   1,731    Series 2345, Class NE, 6.50%,
              09/19/05.....................       1,796
   1,928    Series 2345, Class PQ, 6.50%,
              08/15/16.....................       2,012
     922    Series 2345, Class PV, 6.50%,
              01/15/24.....................         933
   1,650    Series 2349, Class NW, 6.50%,
              10/15/16.....................       1,674
     790    Series 2351, Class PZ, 6.50%,
              08/15/31.....................         845
   1,256    Series 2353, Class PC, 6.50%,
              09/12/09.....................       1,261
   2,740    Series 2353, Class TD, 6.00%,
              06/15/13.....................       2,864
   2,551    Series 2355, Class BP, 6.00%,
              12/06/07.....................       2,650
     617    Series 2357, Class VX, 6.50%,
              12/15/17.....................         620
     880    Series 2359, Class PM, 6.00%,
              01/15/13.....................         918
   1,265    Series 2359, Class ZB, 8.50%,
              11/13/23.....................       1,483
   5,033    Series 2360, Class PG, 6.00%,
              10/20/06.....................       5,199
   3,947    Series 2362, Class PD, 6.50%,
              05/11/06.....................       4,046
   1,237    Series 2362, Class PJ, 6.50%,
              03/03/12.....................       1,257
   1,096    Series 2363, Class PF, 6.00%,
              04/05/06.....................       1,135
   2,003    Series 2366, Class MD, 6.00%,
              10/15/16.....................       2,080
   1,848    Series 2367, Class ME, 6.50%,
              10/15/31.....................       1,963
   2,058    Series 2367, Class VD, 6.00%,
              1/15/19......................       2,060
   1,673    Series 2371, Class VB, 6.00%,
              08/15/15.....................       1,707
   1,394    Series 2374, Class PV, 5.50%,
              12/15/14.....................       1,408
     270    Series 2382, Class TL, IO,
              6.50%, 02/15/31..............          18
   1,349    Series 2391, Class QE, 5.50%,
              11/18/05.....................       1,362
   5,939    Series 2391, Class QR, 5.50%,
              04/03/09.....................       6,164

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,064    Series 2391, Class VQ, 6.00%,
              10/15/12.....................       1,107
   2,200    Series 2392, Class PV, 6.00%,
              06/06/10.....................       2,257
   2,601    Series 2394, Class MC, 6.00%,
              02/01/09.....................       2,707
   2,200    Series 2399, Class OH, 6.50%,
              01/15/32.....................       2,328
   3,520    Series 2399, Class TH, 6.50%,
              12/11/08.....................       3,716
     336    Series 2405, Class P, 6.00%,
              01/20/08.....................         336
   4,399    Series 2410, Class NG, 6.50%,
              02/15/32.....................       4,628
   1,760    Series 2410, Class OE, 6.38%,
              03/30/07.....................       1,827
   3,190    Series 2410, Class QS, IF,
              11.13%, 04/08/09.............       3,536
   1,531    Series 2410, Class QX, IF, IO,
              5.43%, 04/12/08..............         133
     734    Series 2412, Class SE, FRN,
              9.64%, 10/07/05..............         782
   1,595    Series 2412, Class SP, IF,
              9.66%, 07/15/05..............       1,738
     950    Series 2419, Class V, 6.50%,
              04/07/08.....................         957
   4,140    Series 2420, Class XK, 6.50%,
              02/15/32.....................       4,390
   3,119    Series 2423, Class MC, 7.00%,
              08/23/11.....................       3,262
   3,255    Series 2423, Class MT, 7.00%,
              09/04/11.....................       3,405
   2,250    Series 2425, Class OB, 6.00%,
              12/09/05.....................       2,337
   2,640    Series 2430, Class WF, 6.50%,
              03/15/32.....................       2,833
   3,080    Series 2434, Class TC, 7.00%,
              12/08/08.....................       3,271
     660    Series 2435, Class CJ, 6.50%,
              04/15/32.....................         714
   2,200    Series 2435, Class VH, 6.00%,
              07/15/19.....................       2,312
   3,783    Series 2436, Class MC, 7.00%,
              04/07/13.....................       4,004
   2,956    Series 2444, Class ES, IF, IO,
              4.73%, 10/16/08..............         230
   1,554    Series 2450, Class GZ, 7.00%,
              05/12/09.....................       1,634
   2,365    Series 2450, Class SW, IF, IO,
              4.78%, 10/16/08..............         245

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 14

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,320    Series 2454, Class BG, 6.50%,
              08/15/31.....................       1,354
   4,428    Series 2455, Class GK, 6.50%,
              05/15/32.....................       4,734
   1,100    Series 2458, Class QE, 5.50%,
              11/01/10.....................       1,148
   2,633    Series 2460, Class VZ, 6.00%,
              12/04/08.....................       2,744
   3,026    Series 2461, Class VB, 6.50%,
              4/15/18......................       3,079
   3,080    Series 2462, Class JG, 6.50%,
              06/15/32.....................       3,253
   2,244    Series 2466, Class PG, 6.50%,
              04/15/32.....................       2,376
   1,100    Series 2466, Class PH, 6.50%,
              06/15/32.....................       1,192
   2,200    Series 2474, Class NR, 6.50%,
              07/15/32.....................       2,346
     972    Series 2480, Class PV, 6.00%,
              07/15/07.....................       1,012
   1,914    Series 2484, Class LZ, 6.50%,
              07/15/32.....................       2,062
     122    Series 2496, Class LD, 8.50%,
              11/15/15.....................         123
   2,404    Series 2498, Class UD, 5.50%,
              09/02/10.....................       2,452
   2,420    Series 2500, Class GD, 5.50%,
              08/02/10.....................       2,452
   2,640    Series 2500, Class MC, 6.00%,
              09/15/32.....................       2,792
   2,200    Series 2500, Class TD, 5.50%,
              09/01/10.....................       2,235
     500    Series 2503, Class BH, 5.50%,
              09/15/17.....................         521
   1,320    Series 2512, Class PG, 5.50%,
              10/15/22.....................       1,393
   1,604    Series 2513, Class VA, 6.00%,
              04/19/07.....................       1,616
   4,179    Series 2513, Class YO, PO,
              12/28/08.....................       3,797
   4,399    Series 2515, Class DE, 4.00%,
              04/11/10.....................       4,198
   2,131    Series 2518, Class PX, 5.50%,
              09/15/13.....................       2,206
     774    Series 2519, Class BT, 8.50%,
              10/28/06.....................         830
     923    Series 2521, Class PU, 5.50%,
              05/15/10.....................         946
   2,865    Series 2527, Class VU, 5.50%,
              04/27/08.....................       2,942

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,980    Series 2535, Class BK, 5.50%,
              11/06/13.....................       2,063
   2,640    Series 2537, Class TE, 5.50%,
              12/15/17.....................       2,776
   1,320    Series 2541, Class GX, 5.50%,
              05/19/06.....................       1,356
   2,200    Series 2543, Class YX, 6.00%,
              12/15/32.....................       2,337
   2,860    Series 2544, Class HC, 6.00%,
              12/15/32.....................       3,030
   2,957    Series 2552, Class ME, 6.00%,
              01/15/33.....................       3,137
   2,640    Series 2565, Class MB, 6.00%,
              05/09/07.....................       2,699
   1,496    Series 2567, Class QD, 6.00%,
              02/15/33.....................       1,584
     950    Series 2571, Class SK, IF,
              20.61%, 02/03/07.............       1,230
   4,399    Series 2575, Class ME, 6.00%,
              02/15/33.....................       4,668
   3,966    Series 2586, Class WI, IO,
              6.50%, 02/15/09..............         679
   2,240    Series 2594, Class VA, 6.00%,
              08/20/05.....................       2,323
   4,847    Series 2594, Class VP, 6.00%,
              07/12/05.....................       5,010
   4,135    Series 2594, Class VQ, 6.00%,
              08/15/20.....................       4,314
   1,612    Series 2596, Class QG, 6.00%,
              03/15/33.....................       1,708
  10,333    Series 2597, Class DS, IF, IO,
              4.33%, 10/16/08..............         926
  14,286    Series 2599, Class DS, IF, IO,
              3.78%, 12/01/08..............       1,090
  16,455    Series 2610, Class DS, IF, IO,
              3.88%, 03/12/09..............       1,350
  16,044    Series 2611, Class SH, IF, IO,
              4.43%, 05/18/08..............       1,227
   1,320    Series 2611, Class UH, 4.50%,
              01/25/14.....................       1,303
   1,760    Series 2617, Class GR, 4.50%,
              05/19/14.....................       1,742
     567    Series 2619, Class HR, 3.50%,
              11/15/31.....................         549
   2,429    Series 2619, Class IM, IO,
              5.00%, 10/15/21..............         335
   1,008    Series 2624, Class IU, IO,
              5.00%, 12/09/12..............         160
  15,171    Series 2626, Class NS, IF, IO,
              3.33%, 05/02/09..............         944

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,000    Series 2628 Class WA, 4.00%,
              07/15/28.....................         971
  16,000    Series 2630, Class KN, 2.50%,
              06/01/07.....................      15,508
     177    Series 2631, Class BS, IF,
              5.97%, 07/15/05..............         163
   2,640    Series 2631, Class LC, 4.50%,
              08/17/13.....................       2,613
     930    Series 2633, Class EO, PO,
              09/06/13.....................         733
   1,348    Series 2636, Class Z, 4.50%,
              06/15/18.....................       1,313
   4,530    Series 2637, Class SA, IF, IO,
              2.88%, 06/10/09..............         240
     197    Series 2638, Class DS, IF,
              5.38%, 07/15/05..............         185
     922    Series 2638, Class IA, IO,
              5.00%, 08/17/05..............          18
   6,241    Series 2638, Class SA, IF, IO,
              3.88%, 07/15/05..............         466
     968    Series 2640, Class UG, IO,
              5.00%, 06/26/13..............         259
   1,710    Series 2640, Class UR, IO,
              4.50%, 12/15/07..............         193
   1,466    Series 2643, Class HI, IO,
              4.50%, 11/30/07..............         167
   5,456    Series 2643, Class KG, 4.00%,
              07/19/05.....................       5,450
   2,398    Series 2651, Class VZ, 4.50%,
              07/15/18.....................       2,334
   3,103    Series 2656, Class SH, IF,
              11.94%, 05/08/08.............       3,385
   4,033    Series 2668, Class SB, IF,
              4.34%, 01/16/10..............       3,850
   2,200    Series 2672, Class ME, 5.00%,
              08/06/13.....................       2,245
     813    Series 2672, Class SJ, IF,
              4.29%, 04/19/10..............         768
      22    Series 2672, Class WD, 5.00%,
              04/03/10.....................          22
   6,599    Series 2675, Class CK, 4.00%,
              08/31/14.....................       6,296
   3,293    Series 2682, Class YS, IF,
              4.33%, 06/27/16..............       2,570
     576    Series 2683, Class VA, 5.50%,
              11/19/07.....................         593
   1,373    Series 2684, Class KO, PO,
              06/15/32.....................       1,327
   3,520    Series 2684, Class TO, PO,
              09/19/14.....................       2,457

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,760    Series 2686, Class GB, 5.00%,
              10/25/09.....................       1,790
   6,256    Series 2686, Class NS, IF, IO,
              4.38%, 07/19/08..............         466
   2,426    Series 2691, Class WS, IF,
              4.17%, 01/06/16..............       1,948
   2,000    Series 2695, Class DE, 4.00%,
              01/15/17.....................       1,955
     771    Series 2696, Class CO, PO,
              10/15/18.....................         562
   1,407    Series 2702, Class PC, 5.00%,
              02/11/13.....................       1,433
   1,634    Series 2705, Class SC, IF,
              4.17%, 07/26/15..............       1,334
   3,085    Series 2705, Class SD, IF,
              6.11%, 07/26/15..............       2,713
   2,000    Series 2715, Class OG, 5.00%,
              08/12/13.....................       2,040
   3,520    Series 2716, Class UN, 4.50%,
              11/28/15.....................       3,447
   1,760    Series 2720, Class PC, 5.00%,
              09/23/13.....................       1,792
   6,303    Series 2721, Class PI, IO,
              5.00%, 11/04/06..............         502
   9,019    Series 2727, Class BS, IF,
              4.25%, 04/24/20..............       6,770
     552    Series 2727, PO, 07/03/15......         430
     880    Series 2733, Class GF, FRN, PO,
              11/20/12.....................         813
   1,994    Series 2739, Class S, IF,
              5.56%, 08/20/14..............       1,789
   1,533    Series 2744, Class FE, PO,
              06/03/15.....................       1,234
     880    Series 2744, Class PC, 5.50%,
              04/12/08.....................         908
   1,991    Series 2744, Class PE, 5.50%,
              02/15/34.....................       2,090
   3,891    Series 2744, Class TU, 5.50%,
              03/12/13.....................       3,973
   4,750    Series 2749, Class PK, IO,
              5.00%, 09/03/06..............         342
   1,601    Series 2753, Class S, IF,
              5.56%, 03/22/15..............       1,424
   4,872    Series 2755, Class SA, IF,
              7.76%, 06/26/10..............       4,867
   1,372    Series 2766, Class SX, IF,
              7.17%, 07/15/05..............       1,254
   1,458    Series 2769, PO, 03/09/14......       1,161
     683    Series 2771, Class FG, FRN, PO,
              07/15/05.....................         544

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 16

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,483    Series 2778, Class BS, IF,
              7.70%, 11/23/08..............       1,430
   1,225    Series 2780, Class JG, 4.50%,
              12/09/09.....................       1,191
     443    Series 2827, Class SQ, IF,
              7.50%, 01/15/19..............         450
     484    Series 2841, Class GO, PO,
              08/15/34.....................         417
   2,640    Series 2846, PO, 02/02/13......       2,274
     779    Series 2849, PO, 08/15/34......         671
     314    Series 2874, Class ZD, 5.25%,
              07/16/05.....................         314
   1,090    Series 2888, Class SL, IF,
              5.96%, 07/15/05..............       1,075
     363    Series 2925, Class MZ, 5.00%,
              09/25/10.....................         358
     773    Series 2925, Class ZM, 5.00%,
              10/02/05.....................         773
     650    Series 2933, Class HZ, 4.50%,
              02/15/20.....................         650
     834    Series 2958, Class KB, 5.50%,
              04/15/35.....................         843
            Federal Home Loan Mortgage
              Corp. Structured Pass Through
              Securities
   2,543    Series T-41, Class 3A, 7.50%,
              10/25/06.....................       2,711
   1,666    Series T-51, Class 2A, VAR,
              7.50%, 05/08/07..............       1,754
   1,046    Series T-54, Class 2A, 6.50%,
              09/27/07.....................         909
   2,688    Series T-54, Class 3A, 7.00%,
              06/14/06.....................       2,842
   7,800    Series T-58, Class A, PO,
              07/31/08.....................       8,122
            Federal Home Loan Mortgage
              Corp.-Government National
              Mortgage Association
   1,538    Series 8, Class ZA, 7.00%,
              03/25/23.....................       1,611
     717    Series 29, Class J, 7.00%,
              09/25/23.....................         726
   3,749    Series 55, Class GL, IF, IO,
              0.60%, 07/25/05..............          28

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
            Federal National Mortgage
              Association
      34    Series 23, Class 2, IO, 10.00%,
              01/15/06.....................           8
       3    Series 50, Class 2, IO, 10.50%,
              03/01/19.....................           1
     111    Series 218, Class 2, IO, 7.50%,
              04/01/23.....................          20
      87    Series 265, Class 2, 9.00%,
              10/12/05.....................          92
   2,166    Series 329, Class 1, PO,
              12/01/32.....................       1,822
   2,307    Series 340, Class 1, PO,
              08/12/11.....................       1,847
      35    Series 1988-7, Class Z, 9.25%,
              03/20/08.....................          38
      99    Series 1989-70, Class G, 8.00%,
              11/15/07.....................         106
      38    Series 1989-78, Class H, 9.40%,
              11/25/19.....................          41
      73    Series 1989-83, Class H, 8.50%,
              11/25/19.....................          79
      72    Series 1989-89, Class H, 9.00%,
              05/17/07.....................          78
      60    Series 1990-1, Class D, 8.80%,
              01/25/20.....................          65
      13    Series 1990-60, Class K, 5.50%,
              12/30/07.....................          14
      20    Series 1990-63, Class H, 9.50%,
              06/25/20.....................          22
      26    Series 1990-93, Class G, 5.50%,
              02/09/08.....................          26
       1    Series 1990-94, Class H, HB,
              IO, 504.00%, 08/25/20........           7
      --(h) Series 1990-95, Class J, IO,
              HB, 1118.04%, 01/29/08.......          11
      93    Series 1990-102, Class J,
              6.50%, 01/04/08..............          96
     161    Series 1990-120, Class H,
              9.00%, 10/25/20..............         171
      15    Series 1990-134, Class SC, IF,
              16.58%, 02/18/07.............          18
       1    Series 1990-140, Class K, IO,
              HB, 652.15%, 10/13/06........          16
      --(h) Series 1991-4, Class N, IO, HB,
              758.75%, 1/25/06.............          --(h)
      --(h) Series 1991-7, Class K, IO, HB,
              908.50%, 08/21/07............           3
      78    Series 1991-24, Class Z, 5.00%,
              03/25/21.....................          78

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
      --(h) Series 1991-33, Class J, IO,
              HB, 1008.25%, 1/25/12........          --(h)
      93    Series 1992-38, Class Z, 7.50%,
              03/05/06.....................          96
      14    Series 1992-101, Class J,
              7.50%, 05/07/08..............          14
     406    Series 1992-136, Class PK,
              6.00%, 08/25/22..............         420
     291    Series 1992-143, Class MA,
              5.50%, 09/25/22..............         299
     109    Series 1992-152, Class N, IO,
              8.00%, 08/25/07..............           6
     896    Series 1992-156, Class K,
              7.50%, 09/25/07..............         918
     658    Series 1992-163, Class M,
              7.75%, 09/25/22..............         705
   1,152    Series 1992-188, Class PZ,
              7.50%, 12/10/07..............       1,226
      13    Series 1992-201, Class SB, IF,
              15.13%, 07/25/05.............          14
     201    Series 1993-8, Class H, 7.00%,
              07/11/05.....................         205
     505    Series 1993-21, Class KA,
              7.70%, 03/25/23..............         541
     709    Series 1993-25, Class J, 7.50%,
              08/11/05.....................         756
     200    Series 1993-27, Class SA, IF,
              15.50%, 07/25/05.............         258
     578    Series 1993-55, Class K, 6.50%,
              05/25/08.....................         592
     249    Series 1993-59, Class FA, FRN,
              4.09%, 07/25/05..............         251
     321    Series 1993-62, Class SA, IF,
              14.67%, 04/25/23.............         386
      71    Series 1993-72, Class F, FRN,
              3.41%, 01/14/06..............          70
      37    Series 1993-107, Class F, FRN,
              3.36%, 07/25/05..............          37
     505    Series 1993-164, Class SC, IF,
              13.07%, 07/25/05.............         547
     146    Series 1993-165, Class SD, IF,
              9.52%, 12/14/08..............         156
     318    Series 1993-165, Class SK, IF,
              12.50%, 07/25/05.............         388
     886    Series 1993-167, Class GA,
              7.00%, 08/12/07..............         917
     140    Series 1993-175, Class SA, IF,
              13.19%, 03/04/06.............         154
     225    Series 1993-179, Class SB, IF,
              18.75%, 10/25/23.............         285

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     150    Series 1993-179, Class SC, IF,
              10.50%, 07/25/05.............         172
      13    Series 1993-185, Class A, IO,
              6.50%, 09/25/22..............          --(h)
     143    Series 1993-186, Class SA, IF,
              9.25%, 07/25/05..............         149
     425    Series 1993-190, Class S, IF,
              11.37%, 10/11/05.............         452
     139    Series 1993-196, Class FA,
              3.41%, 03/16/06..............         138
      78    Series 1993-196, Class SB, IF,
              9.25%, 03/16/06..............          82
     181    Series 1993-197, Class SB, IF,
              11.22%, 07/25/05.............         192
     824    Series 1993-199, Class FA, FRN,
              3.89%, 07/25/05..............         832
     413    Series 1993-205, Class H, PO,
              09/25/23.....................         366
     738    Series 1993-220, Class SG, IF,
              9.31%, 10/04/05..............         786
     479    Series 1993-221, Class FH, FRN,
              4.44%, 07/25/05..............         485
     233    Series 1993-221, Class SE, FRN,
              9.50%, 07/25/05..............         248
     339    Series 1993-225, Class UB,
              6.50%, 12/25/23..............         353
      98    Series 1993-225, Class VO, IF,
              9.68%, 12/25/23..............         100
     132    Series 1993-230, Class FA, FRN,
              3.94%, 12/17/06..............         134
     532    Series 1993-233, Class SB, IF,
              13.30%, 07/25/05.............         580
     666    Series 1993-247, Class FE, FRN,
              4.34%, 07/25/05..............         679
     309    Series 1993-247, Class SU, IF,
              10.43%, 07/25/05.............         346
   1,415    Series 1993-250, Class Z,
              7.00%, 06/29/06..............       1,478
   5,065    Series 1993-257, Class C, PO,
              08/18/07.....................       4,663
      61    Series 1994-12, Class FC, FRN,
              3.57%, 07/25/05..............          61
      68    Series 1994-13, Class SK, IF,
              15.16%, 12/08/05.............          75
      14    Series 1994-33, Class F, FRN,
              3.74%, 07/25/05..............          14
     260    Series 1994-33, Class FA, FRN,
              3.52%, 07/25/05..............         258
   1,557    Series 1994-34, Class DZ,
              6.00%, 11/24/05..............       1,591

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 18

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   2,200    Series 1994-37, Class L, 6.50%,
              04/24/14.....................       2,305
   6,387    Series 1994-40, Class Z, 6.50%,
              03/25/24.....................       6,826
     402    Series 1994-55, Class G, 6.75%,
              12/25/23.....................         407
     315    Series 1995-2, Class Z, 8.50%,
              1/25/25......................         340
     293    Series 1995-19, Class Z, 6.50%,
              11/25/23.....................         323
   2,688    Series 1996-14, Class SE, IF,
              IO, 6.64%, 03/26/09..........         475
     208    Series 1996-20, Class L, PO,
              03/01/06.....................         199
     695    Series 1996-24, Class B, PO,
              12/30/05.....................         670
     303    Series 1996-24, Class E, PO,
              03/25/09.....................         289
      90    Series 1996-27, Class FC, FRN,
              3.84%, 07/25/05..............          91
     792    Series 1996-32, Class PH,
              7.00%, 01/25/26..............         813
     812    Series 1996-39, Class J, PO,
              09/25/08.....................         775
      29    Series 1996-46, Class PE, PO,
              09/25/06.....................          29
     237    Series 1996-59, Class J, 6.50%,
              8/25/22......................         248
   3,320    Series 1997-20, IO, FRN, 1.84%,
              02/05/08.....................         189
     184    Series 1997-27, Class J, 7.50%,
              12/08/07.....................         197
     295    Series 1997-29, Class J, 7.50%,
              04/20/27.....................         311
   1,826    Series 1997-39, Class PD,
              7.50%, 05/20/27..............       1,923
   1,365    Series 1997-42, Class EN,
              7.25%, 07/18/27..............       1,415
     283    Series 1997-42, Class ZC,
              6.50%, 07/18/27..............         295
     285    Series 1997-51, Class PM, IO,
              7.00%, 05/18/12..............          25
   3,996    Series 1997-61, Class ZC,
              7.00%, 02/25/23..............       4,234
      39    Series 1997-70, PO, 09/25/22...          39
     796    Series 1997-81, Class PI, IO,
              7.00%, 09/28/08..............         139
     124    Series 1998-4, Class C, PO,
              04/25/23.....................         111
     460    Series 1998-27, Class B, PO,
              12/25/08.....................         439

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   2,828    Series 1998-36, Class ZB,
              6.00%, 08/02/05..............       2,907
     980    Series 1998-43, Class SA, IF,
              IO, 13.27%, 10/07/08.........         337
   1,243    Series 1998-66, Class SB, IO,
              IF, 4.84%, 07/25/05..........         136
     638    Series 1999-17, Class C, 6.35%,
              04/25/29.....................         670
   1,377    Series 1999-18, Class Z, 5.50%,
              04/18/29.....................       1,314
   1,807    Series 1999-38, Class SK, IF,
              IO, 4.74%, 07/25/05..........         177
     417    Series 1999-52, Class NS, IF,
              14.10%, 07/25/05.............         498
   1,052    Series 1999-62, Class PB,
              7.50%, 12/18/29..............       1,124
   3,674    Series 2000-2, Class ZE, 7.50%,
              02/25/30.....................       3,912
   1,400    Series 2000-20, Class SA, IF,
              IO, 5.79%, 07/25/30..........         180
     291    Series 2000-52, IO, 8.50%,
              05/05/08.....................          61
   1,694    Series 2001-4, Class PC, 7.00%,
              03/25/21.....................       1,797
   1,730    Series 2001-5, Class OW, 6.00%,
              01/06/08.....................       1,788
   1,546    Series 2001-7, Class PF, 7.00%,
              03/02/06.....................       1,624
   2,212    Series 2001-7, Class PR, 6.00%,
              03/25/16.....................       2,382
   2,594    Series 2001-10, Class PR,
              6.00%, 04/25/16..............       2,785
     810    Series 2001-28, Class VB,
              6.00%, 07/21/07..............         818
   1,804    Series 2001-30, Class PM,
              7.00%, 07/25/31..............       1,883
   1,128    Series 2001-31, Class VD,
              6.00%, 08/01/11..............       1,178
   4,672    Series 2001-33, Class ID, IO,
              6.00%, 08/08/09..............         825
   2,860    Series 2001-36, Class DE,
              7.00%, 04/20/10..............       3,074
   4,512    Series 2001-44, Class MY,
              7.00%, 09/25/31..............       4,881
   1,199    Series 2001-44, Class PD,
              7.00%, 04/27/06..............       1,258
   1,661    Series 2001-44, Class PU,
              7.00%, 06/01/08..............       1,739

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,621    Series 2001-49, Class DQ,
              6.00%, 01/02/07..............       1,654
   1,249    Series 2001-49, Class Z, 6.50%,
              09/25/31.....................       1,300
     880    Series 2001-50, Class VB,
              6.50%, 12/25/16..............         904
     832    Series 2001-52, Class KB,
              6.50%, 10/25/31..............         866
   1,142    Series 2001-52, Class XM,
              6.50%, 11/25/10..............       1,175
   3,482    Series 2001-52, Class XN,
              6.50%, 06/23/13..............       3,636
   2,200    Series 2001-61, Class VB,
              7.00%, 02/24/08..............       2,331
     880    Series 2001-61, Class VQ,
              6.50%, 08/25/15..............         908
   3,247    Series 2001-61, Class Z, 7.00%,
              10/15/13.....................       3,517
   1,367    Series 2001-71, Class JW,
              6.00%, 08/25/21..............       1,387
   1,320    Series 2001-71, Class MB,
              6.00%, 12/25/16..............       1,382
   3,947    Series 2001-71, Class QE,
              6.00%, 09/27/12..............       4,099
     815    Series 2001-72, Class SX, IF,
              9.75%, 10/18/07..............         858
   2,640    Series 2001-74, Class MB,
              6.00%, 09/06/12..............       2,817
   1,760    Series 2001-78, Class VB,
              6.00%, 10/13/12..............       1,779
   2,630    Series 2001-80, Class PE,
              6.00%, 07/25/29..............       2,732
   1,076    Series 2002-1, Class HC, 6.50%,
              07/26/09.....................       1,126
   1,064    Series 2002-1, Class SA, IF,
              14.42%, 10/13/07.............       1,276
     666    Series 2002-1, Class UD, IF,
              12.80%, 06/19/07.............         758
   4,047    Series 2002-2, Class UC, 6.00%,
              02/25/17.....................       4,180
   8,139    Series 2002-3, Class OG, 6.00%,
              02/25/17.....................       8,585
   3,959    Series 2002-4, Class VC, 6.50%,
              03/25/24.....................       4,086
   1,760    Series 2002-7, Class O, 6.00%,
              03/25/17.....................       1,854
     643    Series 2002-7, Class QM, 6.00%,
              04/10/10.....................         649
   4,565    Series 2002-7, Class TG, 6.00%,
              03/25/17.....................       4,833

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,219    Series 2002-8, Class SR, IF,
              9.43%, 08/16/05..............       1,306
     502    Series 2002-9, Class VE, 6.50%,
              04/07/08.....................         513
   1,012    Series 2002-11, Class QG,
              5.50%, 03/23/11..............       1,061
   8,032    Series 2002-13, Class SJ, IF,
              IO, 1.60%, 02/20/09..........         341
     148    Series 2002-13, Class ST, IF,
              10.00%, 10/14/07.............         169
   7,859    Series 2002-18, Class PC,
              5.50%, 09/12/10..............       8,232
   2,200    Series 2002-19, Class PE,
              6.00%, 04/09/08..............       2,301
     405    Series 2002-21, Class LO, PO,
              04/25/32.....................         350
   3,080    Series 2002-21, Class PE,
              6.50%, 04/25/32..............       3,227
   1,320    Series 2002-24, Class AJ,
              6.00%, 04/25/17..............       1,377
   6,159    Series 2002-28, Class PK,
              6.50%, 05/25/32..............       6,504
     483    Series 2002-36, Class HZ,
              7.00%, 09/28/05..............         492
   2,681    Series 2002-37, Class Z, 6.50%,
              11/07/06.....................       2,786
     880    Series 2002-42, Class C, 6.00%,
              07/25/17.....................         945
   4,399    Series 2002-48, Class GH,
              6.50%, 08/25/32..............       4,734
     792    Series 2002-55, Class QE,
              5.50%, 12/07/10..............         825
  13,198    Series 2002-56, Class UC,
              5.50%, 11/22/10..............      13,759
   1,131    Series 2002-59, Class VA,
              6.50%, 06/20/06..............       1,134
   5,191    Series 2002-59, Class VB,
              6.50%, 11/17/08..............       5,299
   2,508    Series 2002-61, Class PE,
              5.50%, 05/25/16..............       2,556
     895    Series 2002-73, Class S, IF,
              7.96%, 11/22/05..............         905
   3,520    Series 2002-74, Class LD,
              5.00%, 09/21/10..............       3,572
   4,939    Series 2002-74, Class PD,
              5.00%, 09/22/10..............       5,009
   4,091    Series 2002-74, Class VA,
              6.00%, 07/01/07..............       4,160
   5,499    Series 2002-74, Class VB,
              6.00%, 12/19/05..............       5,738

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 20

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   2,937    Series 2002-77, Class S, IF,
              8.41%, 09/29/09..............       3,041
   5,265    Series 2002-83, Class CS,
              6.88%, 08/25/23..............       5,556
     797    Series 2002-91, Class UH, IO,
              5.50%, 02/13/08..............         119
     880    Series 2002-93, Class PD,
              3.50%, 02/25/29..............         860
   3,629    Series 2002-94, Class BK,
              5.50%, 01/25/18..............       3,830
   2,905    Series 2003-8, Class SB, IF,
              IO, 4.34%, 01/31/07..........         199
   3,735    Series 2003-16, Class PI, IO,
              5.00%, 03/18/06..............         209
   2,948    Series 2003-22, Class UD,
              4.00%, 07/18/22..............       2,622
     748    Series 2003-27, Class DW,
              4.50%, 03/02/12..............         744
   2,053    Series 2003-34, Class AX,
              6.00%, 05/25/33..............       2,168
   1,771    Series 2003-34, Class ED,
              6.00%, 05/25/33..............       1,896
   1,540    Series 2003-39, Class LW,
              5.50%, 05/25/23..............       1,625
   1,662    Series 2003-39, IO, VAR, 6.00%,
              10/09/09.....................         266
   2,200    Series 2003-41, Class PE,
              5.50%, 03/02/15..............       2,334
     858    Series 2003-42, Class GB,
              4.00%, 05/25/33..............         794
     880    Series 2003-47, Class PE,
              5.75%, 06/25/33..............         926
   4,395    Series 2003-52, Class PA,
              6.50%, 01/12/09..............       4,643
   1,871    Series 2003-52, Class SX, IF,
              13.01%, 02/05/07.............       2,166
     915    Series 2003-64, Class SX, IF,
              5.97%, 07/25/05..............         778
   1,232    Series 2003-65, Class CI, IO,
              4.50%, 03/23/09..............         185
     771    Series 2003-67, Class VQ,
              7.00%, 04/06/08..............         817
     774    Series 2003-68, Class QP,
              3.00%, 08/18/08..............         737
   2,428    Series 2003-71, Class DS, IF,
              3.32%, 07/25/05..............       2,019
   6,936    Series 2003-73, Class GA,
              3.50%, 05/25/31..............       6,690
     687    Series 2003-74, Class SH, IF,
              4.20%, 05/12/11..............         590

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
  18,810    Series 2003-80, Class SY, IF,
              IO, 4.34%, 04/24/09..........       1,660
   1,442    Series 2003-81, Class LC,
              4.50%, 03/15/14..............       1,428
   5,719    Series 2003-83, Class PG,
              5.00%, 07/30/13..............       5,828
   2,119    Series 2003-91, Class SD, IF,
              6.98%, 12/01/11..............       2,159
   1,035    Series 2003-92, Class SH, IF,
              5.25%, 10/28/10..............         965
   2,640    Series 2003-106, Class US, IF,
              4.10%, 12/28/14..............       2,115
     619    Series 2003-106, Class WS, IF,
              5.32%, 07/25/05..............         576
  15,497    Series 2003-116, Class SB, IF,
              IO, 4.29%, 12/20/08..........       1,161
   1,760    Series 2003-122, Class TE,
              5.00%, 08/04/13..............       1,793
   1,320    Series 2003-128, Class KE,
              4.50%, 04/08/11..............       1,331
   2,184    Series 2003-130, Class SX, IF,
              6.55%, 09/25/07..............       2,199
   1,760    Series 2003-132, Class OA, PO,
              04/03/10.....................       1,486
   9,480    Series 2004-4, Class QI, IF,
              IO, 3.79%, 06/22/10..........         734
     896    Series 2004-4, Class QM, IF,
              7.57%, 06/25/33..............         909
   5,365    Series 2004-10, Class SC, IF,
              15.34%, 01/18/10.............       6,347
   2,730    Series 2004-14, Class SD, IF,
              4.10%, 07/22/15..............       2,243
   2,189    Series 2004-21, Class CO, PO,
              04/07/15.....................       1,553
     962    Series 2004-22, Class A, 4.00%,
              09/13/09.....................         910
   1,320    Series 2004-25, Class PC,
              5.50%, 03/11/15..............       1,384
   8,964    Series 2004-25, Class SA, IF,
              10.41%, 02/08/09.............       9,528
     880    Series 2004-36, Class PC,
              5.50%, 02/25/34..............         904
   6,326    Series 2004-36, Class SA, IF,
              10.41%, 09/28/08.............       6,743
   3,023    Series 2004-36, Class SN, IF,
              7.57%, 07/25/33..............       3,115
   3,272    Series 2004-51, Class SY, IF,
              7.61%, 04/02/11..............       3,285
   1,100    Series 2004-53, Class NC,
              5.50%, 02/25/14..............       1,159

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     340    Series 2004-58, Class ST, IF,
              4.38%, 03/03/06..............         335
     262    Series 2004-61, Class SK, FRN,
              8.50%, 03/14/08..............         300
     880    Series 2004-76, Class CL,
              4.00%, 10/25/19..............         839
     440    Series 2004-81, Class AC,
              4.00%, 11/25/19..............         418
   1,540    Series 2004-92, Class JO, PO,
              07/29/10.....................       1,313
   2,300    Series 2989, PO,
              06/15/23(f)..................       1,918
       3    Series G-17, Class S, FRN, HB,
              738.00%, 07/25/05............          55
     206    Series G-28, Class S, IF,
              11.76%, 07/25/05.............         237
     166    Series G-35, Class M, 8.75%,
              10/25/21.....................         182
      68    Series G-51, Class SA, IF,
              19.25%, 07/25/05.............          91
     376    Series G92-15, Class Z, 7.00%,
              04/16/06.....................         389
      --(h) Series G92-27, Class SQ, FRN,
              HB, 7815.60%, 5/25/22........           8
     877    Series G92-35, Class E, 7.50%,
              07/25/22.....................         927
       1    Series G92-35, Class G, IO, HB,
              1184.78%, 07/25/22...........          19
     112    Series G92-42, Class Z, 7.00%,
              03/02/09.....................         118
   4,685    Series G92-44, Class ZQ, 8.00%,
              08/11/08.....................       5,079
     132    Series G92-52, Class FD, FRN,
              3.36%, 07/25/05..............         131
   1,147    Series G92-54, Class ZQ, 7.50%,
              08/02/05.....................       1,225
     146    Series G92-59, Class F, FRN,
              3.22%, 07/25/05..............         145
      55    Series G92-61, Class FJ, FRN,
              3.62%, 07/25/05..............          55
     222    Series G92-61, Class Z, 7.00%,
              05/14/11.....................         236
     219    Series G92-62, Class B, PO,
              03/03/09.....................         194
     957    Series G93-1, Class KA, 7.90%,
              03/24/09.....................       1,031
     203    Series G93-5, Class Z, 6.50%,
              02/25/23.....................         212
     288    Series G93-14, Class J, 6.50%,
              03/25/23.....................         300

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     658    Series G93-17, Class SI, FRN,
              6.00%, 04/21/09..............         674
     677    Series G93-27 Class FD, FRN,
              4.22%, 07/25/05..............         690
     147    Series G93-37, Class H, PO,
              09/25/23.....................         128
     233    Series G95-1, Class C, 8.80%,
              01/25/25.....................         253
       4    Series K, Class 2, IO, HB,
              256.00%, 11/01/08............          12
   3,413    Federal National Mortgage
              Association Grantor Trust
              Series 2001-48, Class Z,
              6.50%, 09/25/21..............       3,716
            Federal National Mortgage
              Association Whole Loan
     512    Series 2002-W5, Class A6,
              6.00%, 07/06/08..............         511
   2,200    Series 2002-W5, Class A7,
              6.25%, 08/25/30..............       2,242
   1,785    Series 2002-W5, Class A10, IO,
              IF, 4.79%, 07/08/05..........         127
   4,669    Series 2003-W1, Class 1A1,
              6.50%, 08/30/07..............       4,859
   1,530    Series 2003-W1, Class 2A,
              7.50%, 09/06/07..............       1,634
     805    Series 2003-W4, Class 2A,
              6.50%, 08/30/07..............         826
   2,200    Series 2003-W8, Class 1A3,
              4.75%, 04/11/08..............       2,187
   5,594    Series 2004-W2, Class 2A2,
              7.00%, 04/21/07..............       5,932
            Government National Mortgage
              Association
   3,289    Series 1994-3, Class PQ, 7.49%,
              07/16/24.....................       3,491
   1,974    Series 1994-4, Class KQ, 7.99%,
              03/29/09.....................       2,104
   5,279    Series 1994-7, Class PQ, 6.50%,
              05/19/11.....................       5,666
   1,541    Series 1996-16, Class E, 7.50%,
              03/01/09.....................       1,622
   2,619    Series 1997-8, Class PN, 7.50%,
              05/16/27.....................       2,754
     620    Series 1997-11, Class D, 7.50%,
              04/26/08.....................         651
   1,309    Series 1998-26, Class K, 7.50%,
              04/06/12.....................       1,392
   7,086    Series 1999-4, Class ZB, 6.00%,
              01/20/10.....................       7,227

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 22

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   3,937    Series 1999-10, Class ZC,
              6.50%, 04/20/29..............       4,211
     968    Series 1999-15, Class E, 6.50%,
              01/16/29.....................       1,000
   1,520    Series 1999-30, Class S, IF,
              IO, 5.36%, 08/16/29..........         109
      79    Series 1999-33, Class SM, IF,
              9.20%, 07/16/05..............          87
   1,501    Series 1999-40, Class ZW,
              7.50%, 11/20/29..............       1,584
   2,204    Series 1999-41, Class Z, 8.00%,
              08/31/06.....................       2,366
     699    Series 1999-44, Class PC,
              7.50%, 03/09/08..............         733
   3,786    Series 1999-44, Class ZC,
              8.50%, 12/16/29..............       4,380
   2,181    Series 1999-44, Class ZG,
              8.00%, 12/20/29..............       2,323
   1,801    Series 2000-6, Class Z, 7.50%,
              2/20/30......................       1,914
     987    Series 2000-9, Class PB, 7.50%,
              08/24/07.....................       1,012
     858    Series 2000-9, Class Z, 8.00%,
              07/28/08.....................         923
   4,148    Series 2000-9, Class ZJ, 8.50%,
              12/26/08.....................       4,696
   1,289    Series 2000-12, Class ST, IF,
              23.94%, 07/31/08.............       1,777
   1,320    Series 2000-14, Class PD,
              7.00%, 02/16/30..............       1,402
     561    Series 2000-16, Class ZN,
              7.50%, 10/11/07..............         592
   5,636    Series 2000-21, Class Z, 9.00%,
              04/05/13.....................       6,478
     619    Series 2000-26, Class TZ,
              8.50%, 09/20/30..............         666
     647    Series 2000-26, Class Z, 7.75%,
              06/11/09.....................         672
     106    Series 2000-30, Class ST, IF,
              11.05%, 07/16/05.............         120
   1,216    Series 2000-31, Class Z, 9.00%,
              10/20/30.....................       1,339
     570    Series 2000-34, Class SG, IO,
              IF, 5.27%, 07/20/05..........          30
   1,036    Series 2000-35, Class ZA,
              9.00%, 11/20/30..............       1,119
     165    Series 2000-36, Class IK, IO,
              9.00%, 11/23/07..............          30
     763    Series 2000-37, Class B, 8.00%,
              12/20/30.....................         809

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     419    Series 2000-38, Class AH,
              7.15%, 12/25/05..............         436
   1,049    Series 2001-4, Class SJ, IF,
              IO, 4.89%, 07/19/05..........          44
   1,592    Series 2001-6, Class SD, IF,
              IO, 5.31%, 07/16/05..........         117
   2,026    Series 2001-7, Class PK, 6.50%,
              03/20/31.....................       2,103
   3,477    Series 2001-8, Class Z, 6.50%,
              03/20/31.....................       3,696
      97    Series 2001-32, Class WA, IF,
              11.98%, 10/20/07.............         104
   1,408    Series 2001-35, Class SA, IF,
              IO, 5.01%, 05/11/08..........         102
   1,140    Series 2001-36, Class S, IF,
              IO, 4.81%, 05/16/08..........          75
   1,126    Series 2001-60, Class VP,
              6.50%, 08/09/10..............       1,160
   2,200    Series 2001-64, Class MQ,
              6.50%, 12/20/31..............       2,333
   1,444    Series 2002-3, Class SP, IO,
              IF, 4.15%, 07/16/05..........          88
   2,200    Series 2002-7, Class PG, 6.50%,
              11/16/09.....................       2,280
   5,489    Series 2002-24, Class AG, IF,
              IO, 4.71%, 01/25/09..........         515
     537    Series 2002-24, Class SB, IF,
              7.07%, 12/11/05..............         550
  12,416    Series 2002-31, Class SE, IF,
              IO, 4.26%, 02/09/09..........         852
   4,145    Series 2002-36, Class VB,
              6.50%, 10/27/06..............       4,205
   2,288    Series 2002-40, Class UK,
              6.50%, 01/10/11..............       2,442
     199    Series 2002-41, Class SV, IF,
              9.00%, 07/16/05..............         220
   2,640    Series 2002-41, Class VB,
              6.50%, 04/20/18..............       2,674
  10,998    Series 2002-45, Class QE,
              6.50%, 12/07/13..............      11,679
   3,124    Series 2002-47, Class PG,
              6.50%, 04/05/15..............       3,332
   3,520    Series 2002-47, Class VB,
              6.50%, 05/13/07..............       3,558
   7,042    Series 2002-47, Class ZA,
              6.50%, 07/20/32..............       7,429
     332    Series 2002-51, Class SG, IF,
              18.37%, 03/06/08.............         410
   3,637    Series 2002-52, Class GH,
              6.50%, 07/20/32..............       3,891

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   2,200    Series 2002-54, Class GB,
              6.50%, 01/26/10..............       2,312
   6,999    Series 2002-67, Class VA,
              6.00%, 05/27/06..............       7,140
   2,709    Series 2002-70, Class AV,
              6.00%, 12/03/07..............       2,828
   9,452    Series 2002-70, Class PS, IF,
              IO, 4.44%, 01/21/09..........         735
   1,106    Series 2002-71, Class VJ,
              6.00%, 09/11/07..............       1,127
   1,108    Series 2002-75, Class PB,
              6.00%, 11/20/32..............       1,157
   1,261    Series 2002-79, Class KV,
              6.00%, 12/12/08..............       1,309
   1,190    Series 2002-80, Class EB,
              7.00%, 10/13/08..............       1,263
   2,531    Series 2002-88, Class LI, IO,
              5.50%, 07/06/06..............         138
   2,345    Series 2002-88, Class VA,
              6.00%, 08/26/08..............       2,448
   4,032    Series 2003-4, Class NI, IO,
              5.50%, 12/21/08..............         542
   1,454    Series 2003-4, Class NY, 5.50%,
              02/09/09.....................       1,504
   6,377    Series 2003-11, Class SK, IF,
              IO, 4.46%, 01/01/09..........         581
   3,233    Series 2003-12, Class SP, IF,
              IO, 4.44%, 07/20/05..........         264
     679    Series 2003-24, PO, 05/26/09...         600
   1,540    Series 2003-40, Class TC,
              7.50%, 03/20/33..............       1,677
   1,540    Series 2003-40, Class TJ,
              6.50%, 03/20/33..............       1,724
     880    Series 2003-46, Class MG,
              6.50%, 05/20/33..............         958
   1,628    Series 2003-46, Class TC,
              6.50%, 03/20/33..............       1,756
   1,795    Series 2003-52, Class AP, PO,
              06/16/33.....................       1,506
   2,511    Series 2003-58, Class BE,
              6.50%, 01/20/33..............       2,708
     332    Series 2003-66, Class EO, PO,
              11/22/15.....................         276
   8,145    Series 2003-76, Class LS, IF,
              IO, 3.94%, 10/15/08..........         534
     135    Series 2003-86, Class CO, PO,
              04/09/18.....................          97
     856    Series 2003-90, PO, 06/15/09...         752
   4,155    Series 2003-95, Class SC, IF,
              IO, 3.76%, 11/24/06..........         166

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   1,430    Series 2003-98, Class PC,
              5.00%, 11/18/08..............       1,456
  10,229    Series 2003-112, Class SA, IF,
              IO, 3.31%, 09/01/09..........         545
  15,933    Series 2004-11, Class SW, IF,
              IO, 2.24%, 03/27/12..........         638
   1,993    Series 2004-28, Class S, IF,
              10.76%, 08/06/10.............       2,140
     840    Series 2004-73, Class AE, IF,
              8.17%, 12/25/08..............         864
            Vendee Mortgage Trust
   2,662    Series 96-1, Class 1Z, 6.75%,
              02/26/11.....................       2,855
   1,600    Series 1994-1, Class 1, VAR,
              5.63%, 07/15/05..............       1,634
   1,202    Series 1994-1, Class 2J, 6.50%,
              02/15/13.....................       1,229
   1,734    Series 1996-2, Class 1Z, 6.75%,
              04/08/11.....................       1,831
   3,579    Series 1997-1, Class 2Z, 7.50%,
              01/06/11.....................       3,866
   4,839    Series 1998-1, Class 2E, 7.00%,
              10/21/09.....................       5,116
                                             ----------
                                              1,027,118
                                             ----------
Non-Agency (8.6%):
            Banc of America Funding Corp.
   2,288    Series 2003-3, Class 1A33,
              5.50%, 11/08/09..............       2,284
   1,960    Series 2004-1, PO, 08/19/10....       1,611
            Banc of America Mortgage
              Securities
     764    Series 2003-7, Class A2, 4.75%,
              09/25/18.....................         760
   1,165    Series 2003-8 Class A, PO,
              04/15/11.....................         878
  17,562    Series 2004-3, Class 15, VAR,
              IO, 0.22%, 03/26/19..........          95
     651    Series 2004-4 Class A, PO,
              03/08/11.....................         542
   1,000    Series 2004-6, Class 2A5, PO,
              07/25/34.....................         634
   2,497    Series 2004-6, Class A, PO,
              09/08/11.....................       1,956
     681    Series 2004-8, Class 5, PO,
              05/25/32.....................         574
     344    Series 2004-8, Class X, PO,
              10/25/34.....................         307
   2,200    Series 2004-E, Class 2A5, FRN,
              4.12%, 04/26/09..............       2,154

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 24

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency, continued:
            Bank of America Alternative
              Loan Trust
     858    Series 2003-2, PO, 04/25/33....         722
   1,188    Series 2003-11, PO, 10/05/10...         998
     880    Bear Stearns Adjustable Rate
              Mortgage Trust Series 2004-4,
              Class A4, VAR, 3.52%,
              07/01/07.....................         860
            Bear Stearns Commercial
              Mortgage Securities
     261    Series 2000-WF1, Class A1,
              7.64%, 11/13/06..............         278
   1,375    Series 2004-T16, Class A2,
              3.70%, 02/13/46..............       1,358
     940    Citicorp Mortgage Securities,
              Inc. Series 1993-14, Class
              A3, FRN,
              4.57%, 07/25/05..............         945
            Citigroup Mortgage Loan Trust,
              Inc.
   1,125    Series 2003-1, Class 2, PO,
              10/25/33.....................         857
     482    Series 2003-1, Class 2A6, PO,
              10/25/33.....................         296
     939    Series 2003-1, Class 3, PO,
              10/17/11.....................         709
   1,972    Series 2003-UP3, Class A3,
              7.00%, 09/28/05..............       2,031
   5,089    Series 2003-UST1, Class A1,
              FRN, 5.50%, 07/23/07.........       5,184
   1,514    Series 2003-UST1, PO,
              04/08/07.....................       1,270
     845    Series 2003-UST1, PO,
              10/30/09.....................         718
            Countrywide Alternative Loan
              Trust
   2,640    Series 2002-8, Class A4, 6.50%,
              02/07/13.....................       2,665
   1,043    Series 2002-17, Class A7,
              2.50%, 01/25/33..............       1,001
   9,437    Series 2004-2CB, Class 1A9,
              5.75%, 03/25/34..............       9,367
  22,835    Series 2005-22T1, Class A2, IO,
              IF, 1.76%, 06/25/35..........         414
  47,842    Series 2005-J1, Class 1A4, IO,
              IF, 1.79%, 02/25/35..........         939
            Countrywide Home Loan Mortgage
              Pass Through Trust
   8,087    Series 2003-26, Class 1A6,
              3.50%, 05/24/10..............       7,528
     976    Series 2003-34, Class A11,
              5.25%, 06/27/11..............         974
     880    Series 2003-44 A9, PO,
              02/27/15.....................         583

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency, continued:
   1,849    Series 2003-J2 A17, IO, IF,
              4.09%, 09/15/07..............         113
   5,933    Series 2003-J7, Class 4A3, IF,
              5.51%, 01/10/09..............       5,848
   3,506    Series 2004-7 Class 2A1, FRN,
              4.10%, 06/25/34..............       3,415
   1,485    Series 2004-HYB1, Class 2A,
              VAR, 4.28%, 12/10/06.........       1,469
   1,783    Series 2004-HYB3, Class 2A,
              VAR, 4.12%, 03/03/08.........       1,762
            Credit Suisse First Boston
              Mortgage Securities Corp.
     113    Series 1987, Class C, PO,
              04/25/17.....................          99
   1,149    Series 2004-5, Class 5P, PO,
              08/25/19.....................         935
            First Horizon Asset Securities,
              Inc.
   8,071    Series 2004-AR1, Class 2A2,
              FRN, 5.04%, 06/17/08.........       8,139
  10,708    Series 2004-AR7, Class 2A1,
              FRN, 4.95%, 11/05/06.........      10,758
   7,533    GMAC Mortgage Corp. Loan Trust
              Series 2005-AR3, Class 3A3,
              VAR, 4.91%, 06/19/35.........       7,568
            GSR Mortgage Loan Trust
   2,200    Series 2004-6F, Class 3A4,
              6.50%, 05/25/34..............       2,367
     844    Series 2004-10F, Class 2A1,
              5.00%, 08/25/19..............         851
   1,329    Series 2004-13F, Class 2A3,
              6.00%, 03/05/06..............       1,330
   1,736    Series 2004-13F, Class 3A3,
              6.00%, 11/25/34..............       1,739
   6,660    MASTR Adjustable Rate Mortgages
              Trust Series 2004-13, Class
              2A1, FRN, 3.82%, 05/12/07....       6,588
            MASTR Alternative Loans Trust
   4,818    Series 2003-9, Class 8A1,
              6.00%, 01/25/34..............       4,914
   9,894    Series 2004-4, Class 10A1,
              5.00%, 05/25/24..............       9,539
   1,469    Series 2004-7, Class 30, PO,
              01/14/10.....................       1,102
   1,779    Series 2004-6, Class 30, PO,
              07/25/34.....................       1,490
   1,997    Series 2004-10, Class 1A1,
              4.50%, 11/08/08..............       1,976
            MASTR Asset Securitization
              Trust
   1,871    Series 2003-4, Class 2A2,
              5.00%, 05/31/05..............       1,886

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency, continued:
   1,155    Series 2003-12, Class 30, PO,
              12/25/33.....................         876
     750    Series 2004-1, Class 30, PO,
              05/12/11.....................         603
     810    Series 2004-6, Class 15, PO,
              07/25/19.....................         635
     843    Series 2004-8Z, PO, 09/09/09...         666
   3,850    Merrill Lynch Mortgage Trust
              Series 2005-MCP1, Class ASB,
              VAR, 4.67%, 05/12/43.........       3,869
     388    Merrill Lynch Trust Series 47,
              Class Z, 8.99%, 02/09/06.....         403
   3,692    MortgageIT Trust Series 2005-1,
              Class 1A1, FRN, 3.63%,
              09/19/07.....................       3,693
            Nomura Asset Acceptance Corp.
   2,046    Series 2003-A1, Class A1,
              5.50%, 08/24/05..............       2,068
   2,008    Series 2003-A1, Class A2,
              6.00%, 5/25/33...............       2,031
     444    Series 2003-A1, Class A5,
              7.00%, 06/07/08..............         445
     602    Series 2003-A1, Class A7,
              5.00%, 04/23/08..............         605
   2,660    Series 2004-R2, Class A1, VAR,
              6.50%, 10/20/07 (e)                 2,745
            Paine Webber CMO Trust
      19    Series H, Class 4, 8.75%,
              04/01/18.....................          20
     119    Series P, Class 4, 8.50%,
              08/01/19.....................         126
            Residential Accredit Loans,
              Inc.
   1,752    Series 2002-QS16, Class A3, IF,
              9.69%, 11/29/05..............       1,866
     725    Series 2002-QS3, Class A10,
              6.75%, 03/25/32..............         727
   4,399    Series 2002-QS8, Class A5,
              6.25%, 06/25/17..............       4,442
   4,359    Series 2003-QR19, Class CB4,
              5.75%, 10/25/33..............       4,399
   6,786    Series 2003-QS12, Class A2A,
              IO, IF, 4.29%, 03/17/09......         671
   2,066    Series 2003-QS12, Class A5, IO,
              5.00%, 03/17/09..............         330
   4,678    Series 2003-QS18, Class A1,
              5.00%, 09/26/07..............       4,708
   3,497    Series 2003-QS3, Class A2, IF,
              9.21%, 12/12/06..............       3,692
   3,163    Series 2003-QS3, Class A8, IF,
              IO, 4.29%, 03/28/08..........         283

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency, continued:
   8,086    Series 2003-QS9, Class A3, IF,
              IO, 4.24%, 02/20/09..........         780
   1,320    Series 2004-QS8, Class A2,
              5.00%, 03/24/10..............       1,321
   1,200    Residential Asset
              Securitization Trust Series
              2003-A13, Class A3, 5.50%,
              08/17/14.....................       1,196
            Residential Funding Mortgage
              Securities I
   7,944    Series 2003-S7, Class A17,
              4.00%, 03/06/09..............       7,756
   1,760    Series 2003-S12, Class 4A5,
              4.50%, 10/08/05..............       1,692
   1,360    Series 2003-S13, Class 4A5,
              2.50%, 06/25/18..............       1,310
   1,320    Series 2003-S13, Class A3,
              5.50%, 07/08/17..............       1,336
   2,056    Series 2003-S14, Class A4, PO,
              12/26/08.....................       1,717
     423    Residential Funding Securities
              Corp. Series 2003-RM2, Class
              AP3, PO, 04/22/10............         356
      77    Rural Housing Trust Series
              1987-1, Class 3B, 7.33%,
              04/01/26.....................          77
            Salomon Brothers Mortgage
              Securities VII
      41    Series 2000-UP1, Class A2,
              8.00%, 04/21/06..............          42
     819    Series 2003-UP2, Class 1, PO,
              07/09/08.....................         693
   3,300    Structured Adjustable Rate
              Mortgage Loan Trust Series
              2004-6, Class 5A4, VAR,
              5.02%, 04/19/10..............       3,332
            Structured Asset Securities
              Corp.
     880    Series 2003-8, Class 1A2,
              5.00%, 09/15/10..............         881
     310    Series 2003-8, Class 1A2, PO,
              12/09/06.....................         269
   5,015    Wachovia Bank Commercial
              Mortgage Trust Series 2004-
              C15, Class A2, 4.04%,
              10/15/41.....................       4,969
            Washington Mutual Alternative
              Mortgage Pass-Through Certs
   2,078    Series 2002-MS, Class 12 A,
              6.50%, 05/25/32..............       2,092
  45,831    Series 2005-2, Class 1A4, FRN,
              IO, 1.74%, 04/25/35..........         927
  10,591    Series 2005-2, Class 2A3, FRN,
              IO, 1.69%, 07/25/05..........         205

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 26

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency, continued:
            Washington Mutual, Inc.
   1,760    Series 2003-AR7, Class A6, VAR
              3.03%, 08/15/10,.............       1,700
     931    Series 2003-AR8, Class A, FRN,
              4.03%, 08/25/33..............         928
   1,760    Series 2003-S8, Class A6,
              4.50%, 03/11/13..............       1,741
   1,182    Series 2003-S9, PO, 11/06/11...         900
   5,990    Series 2003-S10, Class A5,
              5.00%, 10/25/18..............       6,035
     659    Series 2003-S10, Class A6, PO,
              09/23/09.....................         513
   6,172    Series 2004-S3, Class 2A3, FRN,
              9.72%, 07/25/05..............       6,322
            Wells Fargo Mortgage Backed
              Securities Trust
   1,596    Series 2003-11, Class 1A, PO,
              05/29/09.....................       1,294
   2,640    Series 2003-11, Class 1A4,
              4.75%, 11/13/10..............       2,650
   2,200    Series 2003-13, Class A7,
              4.50%, 10/05/12..............       2,128
   2,758    Series 2003-17, Class 2A4,
              5.50%, 07/28/06..............       2,758
   1,100    Series 2003-8, Class A9, 4.50%,
              10/02/12.....................       1,082
   2,750    Series 2004-7, Class 2A2,
              5.00%, 03/19/09..............       2,767
  10,198    Series 2004-BB, Class A4, FRN,
              4.58%, 11/12/06..............      10,182
   3,801    Series 2004-EE, Class 3A1, FRN,
              3.99%, 05/02/07..............       3,756
   3,400    Series 2004-S, Class A5, FRN,
              3.54%, 12/25/08..............       3,300
                                             ----------
                                                244,290
                                             ----------
  Total Collateralized Mortgage Obligations
    (Cost $1,269,631)......................   1,271,408
                                             ----------
CORPORATE NOTES & BONDS (11.9%):
Aerospace & Defense (0.0%) (g)
     986    Systems 2001 AT LLC
            7.16%, 12/15/11(e).............       1,057
                                             ----------
Airlines (0.5%):
     466    American Airlines, Inc. Series
              1999-1, 7.02%, 04/15/11......         482
            Continental Airlines, Inc.
     436    Series 1999-2, Class A1, 7.26%,
              09/15/21.....................         440

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
CORPORATE NOTES & BONDS, continued:
Airlines, continued:
   1,100    Series 1999-2, Class A2, 7.06%,
              03/15/11.....................       1,136
            Delta Air Lines, Inc.
     627    Series 2000-1, 7.38%,
              11/18/11.....................         600
   1,719    Series 2000-1, 7.57%,
              05/18/12.....................       1,617
     813    Southwest Airlines Co. Series
              2001-1, 5.10%, 11/01/07......         817
            United Airlines, Inc.
     660    Series 2000-1, 7.73%, 07/01/10
              (d)..........................         615
   1,512    Series 2000-2, 7.19%, 10/01/12
              (d)..........................       1,446
     804    Series 2001-1, 6.07%, 09/01/14
              (d)..........................         757
   1,123    Series 2001-1, 6.20%, 09/01/08
              (d)..........................       1,068
   2,495    Series 2001-1, 7.78%, 07/01/15
              (d)..........................       2,311
                                             ----------
                                                 11,289
                                             ----------
Automobiles (0.8%):
            DaimlerChrysler NA Holding
              Corp.
   1,144    4.75%, 01/15/08................       1,148
   2,519    7.20%, 09/01/09................       2,742
            Ford Motor Credit Co.
   1,430    5.80%, 01/12/09................       1,358
   5,750    6.88%, 02/01/06................       5,807
   6,616    7.38%, 10/28/09................       6,484
     660    7.38%, 02/01/11................         643
   3,500    7.88%, 06/15/10................       3,474
            General Motors Corp.
     850    7.20%, 01/15/11................         786
   1,200    8.80%, 03/01/21................       1,044
     616    Toyota Motor Credit Corp.
            2.88%, 08/01/08................         595
                                             ----------
                                                 24,081
                                             ----------
Capital Markets (2.0%):
   4,964    Bear Stearns Cos., Inc. (The)
              3.25%, 03/25/09..............       4,784
            Credit Suisse First Boston USA,
              Inc.
     484    4.70%, 06/01/09................         492
   1,100    5.50%, 08/15/13................       1,165
   6,856    6.13%, 11/15/11................       7,458
            Goldman Sachs Group, Inc.
   1,465    3.88%, 01/15/09................       1,445
     704    4.75%, 07/15/13................         703
   1,205    5.25%, 10/15/13................       1,244
   1,683    6.60%, 01/15/12................       1,871
     440    6.65%, 05/15/09................         477

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
CORPORATE NOTES & BONDS, continued:
Capital Markets, continued:
   5,071    6.88%, 01/15/11................       5,654
     224    7.35%, 10/01/09................         249
            Lehman Brothers Holdings, Inc.
     719    4.00%, 01/22/08................         716
   1,000    4.80%, 03/13/14................       1,011
   1,728    6.63%, 01/18/12................       1,930
     300    7.88%, 11/01/09................         342
            Merrill Lynch & Co., Inc.
     924    3.70%, 04/21/08................         913
     660    5.45%, 07/15/14................         697
     880    Series B, 3.13%, 07/15/08......         853
   2,313    Series C, 4.13%, 01/15/09......       2,306
            Morgan Stanley
     572    4.25%, 05/15/10................         568
   1,282    4.75%, 04/01/14................       1,263
   2,838    6.60%, 04/01/12................       3,155
   5,929    6.75%, 04/15/11................       6,565
     396    8.00%, 06/15/10................         458
   7,112    National Rural Utilities
              Cooperative Finance Corp.
              6.00%, 05/15/06..............       7,240
   1,320    Spear Leeds & Kellogg LP
            8.25%, 08/15/05(e).............       1,327
   1,526    State Street Corp.
            7.65%, 06/15/10................       1,768
                                             ----------
                                                 56,654
                                             ----------
Chemicals (0.1%):
   1,320    Dow Capital BV (Netherlands)
              8.50%, 06/08/10..............       1,539
     470    Dow Chemical Co. (The) 6.13%,
              02/01/11.....................         510
                                             ----------
                                                  2,049
                                             ----------
Commercial Banks (1.3%):
            Bank of America Corp.
   2,112    3.88%, 01/15/08................       2,104
   1,166    7.40%, 01/15/11................       1,334
   5,867    7.80%, 02/15/10................       6,710
   3,444    First Bank NA
            6.50%, 02/01/08................       3,633
   2,420    Firstar Bank NA 7.13%,
              12/01/09.....................       2,704
     242    HSBC Holdings plc (United
              Kingdom) 7.35%, 11/27/32(e)..         311
   1,375    Huntington National Bank 8.00%,
              04/01/10.....................       1,576
     550    Key Bank NA 7.50%, 09/15/08....         606
   1,804    Keycorp Series G, 4.70%,
              05/21/09.....................       1,833

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
CORPORATE NOTES & BONDS, continued:
Commercial Banks, continued:
     660    Popular North America, Inc.
              4.25%, 04/01/08..............         660
   1,753    Royal Bank of Canada (Canada)
              3.88%, 05/04/09..............       1,743
     880    Suntrust Bank 6.38%, 04/01/11..         971
   1,100    US Bancorp 7.50%, 06/01/26.....       1,442
     836    Wachovia Bank NA 7.80%,
              08/18/10.....................         971
            Wachovia Corp.
   2,137    3.50%, 08/15/08................       2,097
   2,818    3.63%, 02/17/09................       2,771
            Wells Fargo & Co.
   2,303    3.13%, 04/01/09................       2,227
     660    4.20%, 01/15/10................         660
   2,294    Wells Fargo Bank NA 7.55%,
              06/21/10.....................       2,632
                                             ----------
                                                 36,985
                                             ----------
Commercial Services & Supplies (0.1%):
   1,467    PHH Corp. 7.13%, 03/01/13......       1,627
                                             ----------
Computers & Peripherals (0.1%):
            International Business Machines
              Corp.
   1,232    5.39%, 01/22/09................       1,279
     440    6.22%, 08/01/27................         504
                                             ----------
                                                  1,783
                                             ----------
Consumer Finance (1.2%):
     660    American Express Credit Corp.
              3.00%, 05/16/08..............         640
            American General Finance Corp.
   1,254    Series H, 4.50%, 11/15/07......       1,257
     880    Series H, 5.38%, 10/01/12......         908
   2,486    Boeing Capital Corp. 6.36%,
              07/15/05.....................       2,488
     187    Capital One Bank 5.75%,
              09/15/10.....................         197
            General Motors Acceptance Corp.
   3,900    6.13%, 09/15/06................       3,903
     264    6.75%, 01/15/06................         266
   4,800    7.25%, 03/02/11................       4,501
            HSBC Finance Corp.
   1,100    4.75%, 05/15/09................       1,116
   7,928    5.88%, 02/01/09................       8,322
     220    6.38%, 11/27/12................         243
   1,470    6.40%, 06/17/08................       1,557
   2,494    6.50%, 11/15/08................       2,662
     367    6.75%, 05/15/11................         407
     440    7.20%, 07/15/06................         454
   1,980    7.88%, 03/01/07................       2,097

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 28

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
CORPORATE NOTES & BONDS, continued:
Consumer Finance, continued:
            International Lease Finance
              Corp.
     695    4.50%, 05/01/08................         698
     551    5.88%, 05/01/13................         585
   1,125    SLM Corp.
              Series A, 5.38%, 01/15/13....       1,184
     792    Standard Credit Card Master
              Trust Series A, 7.25%,
              04/07/08.....................         812
                                             ----------
                                                 34,297
                                             ----------
Diversified Financial Services (1.9%):
            Associates Corp. of N. America
   2,051    8.15%, 08/01/09................       2,347
   1,355    8.55%, 07/15/09................       1,568
   1,100    Series A, 7.95%, 02/15/10......       1,254
            CIT Group, Inc.
   1,540    6.50%, 02/07/06................       1,563
     440    7.63%, 08/16/05................         442
     600    7.75%, 04/02/12................         704
            Citigroup, Inc.
     550    3.50%, 02/01/08................         542
   2,408    5.63%, 08/27/12................       2,572
     330    6.20%, 03/15/09................         352
            General Electric Capital Corp.
   2,294    6.75%, 03/15/32................       2,831
     440    Series A, 2.80%, 01/15/07......         432
   1,760    Series A, 3.50%, 05/01/08......       1,731
   2,332    Series A, 4.25%, 01/15/08......       2,341
     924    Series A, 4.63%, 09/15/09......         940
   5,763    Series A, 5.88%, 02/15/12......       6,232
   4,083    Series A, 6.00%, 06/15/12......       4,453
   3,651    Series A, 6.13%, 02/22/11......       3,967
            John Hancock Global Funding II
   1,100    3.50%, 01/30/09(e).............       1,072
   1,188    7.90%, 07/02/10(e).............       1,382
            MassMutual Global Funding II
   1,804    3.25%, 06/15/07(e).............       1,776
   1,936    3.50%, 03/15/10(e).............       1,865
            New York Life Global Funding
   1,045    3.88%, 01/15/09(e).............       1,037
   3,080    5.38%, 09/15/13(e).............       3,244
            Principal Life Global Funding I
   1,100    2.80%, 06/26/08(e).............       1,061
     264    5.13%, 06/28/07(e).............         268
   4,729    6.25%, 02/15/12(e).............       5,217
   1,760    USAA Capital Corp.
              Series B, 7.05%,
              11/08/06(e)..................       1,828

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
CORPORATE NOTES & BONDS, continued:
Diversified Financial Services, continued:
     748    Washington Mutual Financial
              Corp.
              6.88%, 05/15/11..............         841
                                             ----------
                                                 53,862
                                             ----------
Diversified Telecommunication Services (1.1%):
   1,012    Bellsouth Capital Funding
              7.75%, 02/15/10..............       1,153
   1,805    Bellsouth Telecommunications
              6.30%, 12/15/15..............       1,930
   3,609    British Telecommunications plc
              (United Kingdom) 8.37%,
              12/15/05.....................       4,273
   2,200    France Telecom S.A. (France)
              8.00%, 09/01/05..............       2,553
     880    GTE Corp. 7.51%, 04/01/09......         971
   2,586    Nynex Capital Funding Co.
              Series B, SUB, 8.23%,
              10/15/05.....................       2,924
            Sprint Capital Corp.
   5,013    6.00%, 01/15/07................       5,137
   1,012    7.13%, 01/30/06................       1,029
   1,345    7.63%, 01/30/11................       1,536
     440    8.38%, 03/15/12................         529
     616    8.75%, 03/15/32................         857
   1,188    TELUS Corp. (Canada) 8.00%,
              06/01/11.....................       1,389
     750    Verizon Florida, Inc. Series F,
              6.13%, 01/15/13..............         804
   3,629    Verizon Global Funding Corp.
              7.25%, 12/01/10..............       4,113
     647    Verizon Maryland, Inc. Series
              A, 6.13%, 03/01/12...........         694
     968    Verizon Pennsylvania, Inc.
              8.35%, 12/15/30..............       1,293
     937    Verizon Virginia, Inc. Series
              A, 4.63%, 03/15/13...........         922
                                             ----------
                                                 32,107
                                             ----------
Electric Utilities (0.5%):
     318    Alabama Power Co. 4.70%,
              12/01/10.....................         322
     453    American Electric Power Co.,
              Inc. Series A, 6.13%,
              05/15/06.....................         461
     308    Appalachian Power Co. 6.60%,
              05/01/09.....................         331
     990    Carolina Power & Light Co.
              5.13%, 09/15/13..............       1,022
            Constellation Energy Group,
              Inc.
   1,408    6.35%, 04/01/07................       1,457
     440    7.00%, 04/01/12................         496

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
CORPORATE NOTES & BONDS, continued:
Electric Utilities, continued:
   1,456    Dominion Resources, Inc. Series
              B, 6.25%, 06/30/12...........       1,581
   1,650    DTE Energy Co. Series A, 6.65%,
              04/15/09.....................       1,776
            Duke Energy Corp.
   2,200    4.20%, 10/01/08................       2,192
   1,604    5.63%, 11/30/12................       1,702
   2,211    Exelon Generation Co., LLC
              6.95%, 06/15/11..............       2,480
     255    Kiowa Power Partners LLC 4.81%,
              12/30/13 (e).................         253
     880    Ohio Valley Electric Corp.
              5.94%, 02/12/06 (e)..........         891
     270    Virginia Electric & Power Co.
              Series A, 5.38%, 02/01/07....         275
                                             ----------
                                                 15,239
                                             ----------
Food Retailing (0.1%):
   1,320    Kroger Co. (The)
              8.05%, 02/01/10..............       1,503
                                             ----------
Gas Utilities (0.0%): (g)
     802    KeySpan Gas East Corp.
              7.88%, 02/01/10..............         918
                                             ----------
Hotels, Restaurants & Leisure (0.0%): (g)
     396    Harrah's Operating Co., Inc.
              8.00%, 02/01/11..............         454
                                             ----------
Industrial Conglomerates (0.2%):
     506    Raychem Corp.
              7.20%, 10/15/05..............         548
            Tyco International Group S.A.
              (Bermuda)
   2,420    6.38%, 10/15/11................       2,658
   1,100    6.75%, 02/15/11................       1,221
                                             ----------
                                                  4,427
                                             ----------
Insurance (0.7%):
   1,716    American International Group,
              Inc.
              4.25%, 05/15/13..............       1,664
            ASIF Global Financing
     880    2.65%, 01/17/06(e).............         874
   2,640    3.90%, 10/22/08(e).............       2,591
   2,552    4.90%, 01/17/13(e).............       2,590
   1,980    Jackson National Life Global
              Funding 6.13%, 05/30/12(e)...       2,174
   1,276    Metropolitan Life Global
              Funding I
              5.20%, 09/18/13(e)...........       1,332
     710    MGIC Investment Corp.
              6.00%, 03/15/07..............         731
   2,640    Monumental Global Funding II
              4.38%, 07/30/09(e)...........       2,644

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
CORPORATE NOTES & BONDS, continued:
Insurance, continued:
   1,276    Monumental Global Funding III
              5.20%, 01/30/07(e)...........       1,300
     528    Nationwide Financial Services
              6.25%, 11/15/11..............         582
     667    Pacific Life Global Funding
              3.75%, 01/15/09(e)...........         657
            Protective Life Secured Trust
     956    4.00%, 10/07/09................         948
   2,640    4.00%, 04/01/11................       2,597
     275    XL Capital Ltd. (Cayman
              Islands)
              5.25%, 09/15/14..............         279
                                             ----------
                                                 20,963
                                             ----------
IT Services 0.0%: (g)
     905    First Data Corp.
              3.90%, 10/01/09..............         891
                                             ----------
Media 0.5%:
   1,675    Comcast Corp.
              5.50%, 03/15/11..............       1,748
     803    Cox Communications, Inc.
              7.75%, 11/01/10..............         909
            Historic TW, Inc.
     968    7.48%, 01/15/08................       1,037
     719    8.18%, 08/15/07................         774
     660    Knight-Ridder, Inc.
              7.13%, 06/01/11..............         740
      97    Liberty Media Corp.
              5.70%, 05/15/13..............          90
   3,212    Tele-Communications-TCI Group
              9.80%, 02/01/12..............       4,091
   1,012    Time Warner Entertainment Co.
              LP
              10.15%, 05/01/12.............       1,308
   1,375    Time Warner Entertainment, Inc.
              9.15%, 02/01/23..............       1,888
     200    Time Warner, Inc.
              7.70%, 05/01/32..............         253
                                             ----------
                                                 12,838
                                             ----------
Multi-Utilities (0.0%): (g)
   1,048    PSEG Power LLC
              7.75%, 04/15/11..............       1,208
                                             ----------
Oil & Gas (0.1%):
     350    Conoco Funding Co. (Canada)
              5.45%, 10/15/06..............         356
   1,980    ConocoPhillips
              8.75%, 05/25/10..............       2,359
                                             ----------
                                                  2,715
                                             ----------

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 30

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
CORPORATE NOTES & BONDS, continued:
Paper & Forest Products (0.1%):
            International Paper Co.
   1,496    4.00%, 04/01/10................       1,446
     701    4.25%, 01/15/09................         692
     802    Union Camp Corp.
              6.50%, 11/15/07..............         839
            Weyerhaeuser Co.
      97    6.13%, 03/15/07................         100
     550    6.75%, 03/15/12................         605
                                             ----------
                                                  3,682
                                             ----------
Real Estate (0.1%):
   2,116    EOP Operating LP
              6.75%, 02/15/12..............       2,329
     308    ERP Operating LP
              4.75%, 06/15/09..............         311
                                             ----------
                                                  2,640
                                             ----------
Road & Rail (0.1%):
            Burlington Northern Santa Fe
              Corp.
     950    6.13%, 03/15/09................       1,009
   1,120    7.13%, 12/15/10................       1,263
                                             ----------
                                                  2,272
                                             ----------
Thrifts & Mortgage Finance (0.3%):
     616    Bank United
              Series A, 8.00%, 03/15/09....         692
            Countrywide Home Loans, Inc.
   1,320    3.25%, 05/21/08................       1,282
   1,100    Series E, 7.20%, 10/30/06......       1,141
   2,470    Series L, 4.00%, 03/22/11......       2,382
     770    Washington Mutual Bank FA
              6.88%, 06/15/11..............         859
   1,439    Washington Mutual, Inc.
              4.20%, 01/15/10..............       1,427
   1,100    World Savings Bank FSB
              4.50%, 06/15/09..............       1,109
                                             ----------
                                                  8,892
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
CORPORATE NOTES & BONDS, continued:
Wireless Telecommunication Services (0.1%):
            New Cingular Wireless Services,
              Inc.
     359    7.50%, 05/01/07................         380
   1,883    7.88%, 03/01/11................       2,189
                                             ----------
                                                  2,569
                                             ----------
  Total Corporate Bonds
  (Cost $339,783)                               337,002
                                             ----------
FOREIGN GOVERNMENT SECURITIES (0.5%):
            United Mexican States (Mexico)
   1,832    4.63%, 10/08/08................       1,847
     475    6.38%, 01/16/13................         509
   1,000    6.63%, 03/03/15................       1,100
   3,864    7.50%, 04/08/33................       4,463
            Province of Quebec (Canada)
   5,059    5.75%, 02/15/09................       5,346
   1,100    6.50%, 01/17/06................       1,117
     440    SUB, 7.37%, 09/06/05...........         595
                                             ----------
  Total Foreign Government Securities
  (Cost $14,845)                                 14,977
                                             ----------
MUNICIPAL BONDS (0.1%):
Illinois
   2,400    Illinois State, Taxable,
              Pension Fund, GO
              5.10%, 06/01/33
              (Cost $2,423)                       2,493
                                             ----------
SUPRANATIONAL (0.0%)(G):
     440    Corp. Andina de Fomento 5.20%,
              05/21/13
              (Cost $451)                           450
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (5.6%):
            Federal Home Loan Mortgage
              Corp. Gold Pool
   6,346    4.00%, 11/03/09 - 03/30/10.....       6,212
   1,063    4.50%, 08/01/18................       1,059
   6,557    5.50%, 05/25/07 - 01/01/34.....       6,629
   3,948    6.00%, 04/01/18 - 01/01/34.....       4,060
   9,897    6.50%, 07/17/05 - 12/06/16.....      10,327
   5,688    7.00%, 01/01/17 - 07/01/29.....       5,962
   1,640    7.50%, 07/14/05 - 11/01/15.....       1,727
     181    8.50%, 11/01/15................         197
            Federal Home Loan Mortgage
              Corp. Pool
     302    ARM, 4.26%, 07/15/05...........         310
     313    ARM, 4.60%, 07/15/05...........         322
      --(h) 7.50%, 05/15/07................          --(h)
      96    12.00%, 10/06/05 - 10/03/07....         106

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
            Federal National Mortgage
              Association Pool
      41    ARM, 3.24%, 07/25/05...........          41
   6,723    3.50%, 09/01/18 - 07/01/19.....       6,358
     440    ARM, 3.90%, 04/17/09...........         449
  56,168    4.00%, 08/04/09 - 12/01/18.....      55,197
     106    ARM, 4.20%, 08/14/05...........         107
     471    ARM, 4.21%, 01/09/09...........         475
   2,588    4.50%, 12/01/08 - 05/03/09.....       2,578
   8,146    ARM, 4.90%, 01/01/35...........       8,252
     874    ARM, 4.98%, 04/01/34...........         887
   2,393    5.00%, 07/29/07 - 04/18/08.....       2,422
  11,339    5.50%, 05/28/06 - 09/01/33.....      11,544
   7,732    6.00%, 02/01/14 - 01/01/29.....       7,954
   8,172    6.50%, 04/01/09 - 11/01/17.....       8,513
   4,527    7.00%, 03/01/17 - 01/01/29.....       4,764
     300    7.50%, 03/01/17................         317
   4,681    8.00%, 11/01/12 - 09/01/28.....       5,032
     418    9.00%, 06/30/08 - 12/01/25.....         456
      78    9.50%, 06/22/07................          87
     638    10.89%, 04/15/19...............         709
      76    12.50%, 09/25/05...............          85
            Government National Mortgage
              Association Pool
   3,008    6.50%, 03/19/09 - 04/15/33.....       3,146
   1,283    7.00%, 02/15/33 - 06/15/33.....       1,368
     801    7.50%, 09/15/07 - 11/15/31.....         859
   2,257    8.00%, 11/15/16 - 09/20/28.....       2,425
     180    8.50%, 07/15/08 - 12/08/08.....         197
      54    9.00%, 12/15/16 - 10/15/30.....          60
                                             ----------
  Total U.S. Government Agency Mortgages
    (Cost $160,485)                             161,193
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.9%):
            Federal Home Loan Mortgage
              Corp.
   3,648    4.13%, 07/12/10................       3,660
     990    5.75%, 01/15/12................       1,083
     880    6.63%, 09/15/09................         969
   1,218    6.88%, 09/15/10................       1,379

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
            Federal National Mortgage
              Association
   1,760    5.50%, 03/15/11................       1,888
   1,000    6.00%, 05/15/08................       1,057
   1,597    6.13%, 03/15/12................       1,786
   3,813    6.25%, 02/01/11................       4,178
     924    6.38%, 06/15/09................       1,005
   1,000    6.63%, 09/15/09................       1,102
   1,034    7.13%, 06/15/10................       1,178
   4,669    7.25%, 01/15/10................       5,294
                                             ----------
  Total U.S. Government Agency Securities
    (Cost $24,448).........................      24,579
                                             ----------
U.S. TREASURY SECURITIES (21.6%):
            U.S. Treasury Bonds
   3,253    7.50%, 11/15/16................       4,264
   1,320    7.63%, 02/15/25................       1,902
   4,883    7.88%, 02/15/21................       6,912
     600    8.13%, 05/15/21................         869
   3,825    8.75%, 05/15/17................       5,492
   3,761    8.75%, 08/15/20................       5,659
     264    8.88%, 02/15/19................         392
     572    9.25%, 02/15/16................         829
   2,416    9.88%, 11/15/15................       3,611
  35,391    10.38%, 11/15/12(m)............      40,707
  11,564    11.75%, 11/15/14...............      15,256
  49,780    12.00%, 08/15/13(m)............      61,809
   9,855    12.50%, 08/15/14...............      13,112
  55,977    12.75%, 11/15/10(m)............      57,906
     440    13.25%, 05/15/14...............         590
            U.S. Treasury Inflation Indexed
              Bonds
   9,552    3.63%, 04/15/28................      12,835
   2,610    3.88%, 01/15/09................       2,840
  16,674    4.25%, 01/15/10................      18,763
            U.S. Treasury Notes 3.13%,
     440    09/15/08.......................         433
   2,700    3.38%, 02/15/08................       2,680
     847    3.50%, 11/15/06................         846
   2,300    3.50%, 12/15/09................       2,278
   1,660    5.63%, 05/15/08................       1,748
   7,202    5.75%, 08/15/10................       7,871
  10,603    6.00%, 08/15/09................      11,520
   2,420    6.13%, 08/15/07................       2,542
   2,200    6.50%, 10/15/06................       2,280
  34,639    6.50%, 02/15/10................      38,656
     440    6.88%, 05/15/06................         453
            U.S. Treasury STRIPS
   2,420    PO, 3.31%, 05/15/07............       2,263
   8,271    PO, 3.46%, 05/15/08............       7,455
   1,700    PO, 3.60%, 05/15/09............       1,476
   6,533    PO, 3.79%, 11/15/09............       5,543
  11,972    PO, 3.76%, 02/15/10............      10,106

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 32

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
U.S. TREASURY SECURITIES, CONTINUED:
   8,767    PO, 3.94%, 02/15/11............       7,106
  20,830    PO, 3.90%, 05/15/11............      16,718
  31,538    PO, 4.03%, 05/15/12............      24,234
   8,743    PO, 4.09%, 11/15/12............       6,572
  32,239    PO, 4.17%, 02/15/13............      23,928
   3,000    PO, 4.11%, 05/15/13............       2,201
   8,429    PO, 3.86%, 08/15/13............       6,110
  10,147    PO, 4.24%, 02/15/14............       7,181
   6,991    PO, 4.23%, 05/15/14............       4,894
  20,846    PO, 4.37%, 08/15/14............      14,434
  15,926    PO, 4.26%, 11/15/14............      10,907
  19,161    PO, 4.28%, 05/15/15............      12,835
  15,887    PO, 4.37%, 08/15/15............      10,514
   6,359    PO, 4.27%, 11/15/15............       4,183
  31,727    PO, 4.33%, 11/15/15............      20,784
  53,242    PO, 4.42%, 02/15/16............      34,452
  10,463    PO, 4.42%, 05/15/16............       6,694
   2,068    PO, 4.46%, 08/15/16............       1,307
  11,839    PO, 4.58%, 11/15/16............       7,388
  10,866    PO, 4.51%, 02/15/17............       6,703

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
U.S. TREASURY SECURITIES, CONTINUED:
  37,041    PO, 4.53%, 05/15/18............      21,476
  13,083    PO, 4.65%, 02/15/19............       7,319
     792    PO, 4.78%, 02/15/22............         385
   6,181    PO, 4.80%, 02/15/23............       2,866
                                             ----------
Total U.S. Treasury Obligations
  (Cost $612,269)..........................     613,089
                                             ----------
TOTAL LONG TERM INVESTMENTS
  (Cost $2,481,741)........................   2,482,523
                                             ----------
SHORT-TERM INVESTMENT (5.9%):
Investment Company (5.9%):
 167,772    JPMorgan Liquid Assets Money
              Market Fund (b)
              (Cost $167,772)..............     167,772
                                             ----------
TOTAL INVESTMENTS (93.3%)
  (Cost $2,649,513)                           2,650,295
OTHER ASSETS IN EXCESS OF LIABILITIES
  (6.7%)                                        191,332
                                             ----------
NET ASSETS (100.0%)                          $2,841,627
                                             ==========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
AS OF JUNE 30, 2005

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS (100%):
COMMON STOCKS (100.0%):
Aerospace & Defense (2.3%)
    30      Boeing Co........................     2,001
     7      General Dynamics Corp............       805
     4      Goodrich Corp....................       181
    31      Honeywell International, Inc.....     1,146
     4      L-3 Communications Holdings,
              Inc............................       334
    15      Lockheed Martin Corp.............       962
    13      Northrop Grumman Corp............       728
    17      Raytheon Co......................       649
     7      Rockwell Collins, Inc............       312
    38      United Technologies Corp.........     1,929
                                               --------
                                                  9,047
                                               --------
Air Freight & Logistics (1.0%):
    11      FedEx Corp.......................       898
     2      Ryder System, Inc................        86
    41      United Parcel Service, Inc.,
              Class B........................     2,827
                                               --------
                                                  3,811
                                               --------
Airlines (0.1%):
     5      Delta Air Lines, Inc. (a)........        20
    27      Southwest Airlines Co............       377
                                               --------
                                                    397
                                               --------
Auto Components (0.2%):
     2      Cooper Tire & Rubber Co..........        44
     6      Dana Corp........................        83
    21      Delphi Corp......................        96
     6      Goodyear Tire & Rubber Co.
              (The) (a)......................        96
     7      Johnson Controls, Inc............       397
     5      Visteon Corp.....................        28
                                               --------
                                                    744
                                               --------
Automobiles (0.5%):
    68      Ford Motor Co....................       692
    21      General Motors Corp..............       705
    10      Harley-Davidson, Inc.............       518
                                               --------
                                                  1,915
                                               --------
Beverages (2.2%):
    28      Anheuser-Busch Cos., Inc.........     1,303
     3      Brown-Forman Corp., Class B......       197
    83      Coca-Cola Co. (The)..............     3,467
    13      Coca-Cola Enterprises, Inc.......       285
     3      Molson Coors Brewing Co..........       179
     7      Pepsi Bottling Group, Inc........       206
    61      PepsiCo, Inc.....................     3,314
                                               --------
                                                  8,951
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Biotechnology (1.3%):
    45      Amgen, Inc. (a)..................     2,745
     7      Applera Corp.-Applied Biosystems
              Group..........................       142
    13      Biogen Idec, Inc. (a)............       436
     5      Chiron Corp. (a).................       190
     9      Genzyme Corp. (a)................       556
    17      Gilead Sciences, Inc. (a)........       729
     9      MedImmune, Inc. (a)..............       243
                                               --------
                                                  5,041
                                               --------
Building Products (0.2%):
     7      American Standard Cos., Inc......       275
    16      Masco Corp.......................       505
                                               --------
                                                    780
                                               --------
Capital Markets (2.8%):
    29      Bank of New York Co., Inc.
              (The)..........................       822
     4      Bear Stearns Cos., Inc. (The)....       434
    42      Charles Schwab Corp. (The).......       472
    14      E*Trade Financial Corp. (a)......       189
     3      Federated Investors, Inc., Class
              B..............................       104
     7      Franklin Resources, Inc..........       560
    16      Goldman Sachs Group, Inc.........     1,654
     8      Janus Capital Group, Inc.........       125
    10      Lehman Brothers Holdings, Inc....     1,008
    16      Mellon Financial Corp............       445
    35      Merrill Lynch & Co., Inc.........     1,908
    40      Morgan Stanley...................     2,109
     7      Northern Trust Corp..............       340
    12      State Street Corp................       586
     5      T. Rowe Price Group, Inc.........       284
                                               --------
                                                 11,040
                                               --------
Chemicals (1.6%):
     8      Air Products & Chemicals, Inc....       507
    35      Dow Chemical Co. (The)...........     1,571
     3      Eastman Chemical Co..............       162
     8      Ecolab, Inc......................       261
    37      El Du Pont de Nemours & Co.......     1,572
     4      Engelhard Corp...................       126
     2      Great Lakes Chemical Corp........        60
     4      Hercules, Inc. (a)...............        59
     3      International Flavors &
              Fragrances, Inc................       118
    10      Monsanto Co......................       619
     6      PPG Industries, Inc..............       395
    12      Praxair, Inc.....................       553
     7      Rohm & Haas Co...................       328
     3      Sigma-Aldrich Corp...............       142
                                               --------
                                                  6,473
                                               --------

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 34

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Commercial Banks (5.8%):
    13      AmSouth Bancorp..................       337
   148      Bank of America Corp.............     6,730
    20      BB&T Corp........................       801
     6      Comerica, Inc....................       358
     5      Compass Bancshares, Inc..........       205
    19      Fifth Third Bancorp..............       789
     5      First Horizon National Corp......       192
     9      Huntington Bancshares, Inc.......       206
    15      Keycorp..........................       496
     4      M&T Bank Corp....................       377
     8      Marshall & Ilsley Corp...........       347
    22      National City Corp...............       744
    18      North Fork Bancorp, Inc..........       492
    10      PNC Financial Services Group,
              Inc............................       566
    17      Regions Financial Corp...........       577
    12      SunTrust Banks, Inc..............       901
    11      Synovus Financial Corp...........       327
    67      U.S. Bancorp.....................     1,964
    58      Wachovia Corp....................     2,869
    62      Wells Fargo & Co.................     3,812
     3      Zions Bancorp....................       242
                                               --------
                                                 23,332
                                               --------
Commercial Services & Supplies (1.0%):
    10      Allied Waste Industries,
              Inc. (a).......................        79
     6      Apollo Group, Inc., Class
              A (a)..........................       469
     4      Avery Dennison Corp..............       197
    39      Cendant Corp.....................       863
     5      Cintas Corp......................       212
     5      Equifax, Inc.....................       170
     6      H&R Block, Inc...................       354
     4      Monster Worldwide, Inc. (a)......       127
     8      Pitney Bowes, Inc................       368
     8      R.R. Donnelley & Sons Co.........       270
     6      Robert Half International,
              Inc............................       146
    21      Waste Management, Inc............       591
                                               --------
                                                  3,846
                                               --------
Communications Equipment (2.6%):
     4      ADC Telecommunications,
              Inc. (a).......................        93
     6      Andrew Corp. (a).................        76
    18      Avaya, Inc. (a)..................       146
    21      CIENA Corp. (a)..................        44
   234      Cisco Systems, Inc. (a)..........     4,481
     7      Comverse Technology, Inc. (a)....       174
    53      Corning, Inc. (a)................       884
    53      JDS Uniphase Corp. (a)...........        81
   163      Lucent Technologies, Inc. (a)....       473
    90      Motorola, Inc....................     1,643

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Communications Equipment, continued:
    60      QUALCOMM, Inc....................     1,978
     6      Scientific-Atlanta, Inc..........       186
    16      Tellabs, Inc. (a)................       143
                                               --------
                                                 10,402
                                               --------
Computers & Peripherals (3.6%):
    30      Apple Computer, Inc. (a).........     1,113
    89      Dell, Inc. (a)...................     3,510
    88      EMC Corp. (a)....................     1,208
    11      Gateway, Inc. (a)................        36
   106      Hewlett-Packard Co...............     2,490
    59      International Business Machines
              Corp...........................     4,392
     5      Lexmark International, Inc.,
              Class A (a)....................       301
     7      NCR Corp. (a)....................       241
    13      Network Appliance, Inc. (a)......       380
     3      QLogic Corp. (a).................       103
   125      Sun Microsystems, Inc. (a).......       466
                                               --------
                                                 14,240
                                               --------
Construction & Engineering (0.0%): (g)
     3      Fluor Corp.......................       183
                                               --------
Construction Materials (0.1%):
     4      Vulcan Materials Co..............       244
                                               --------
Consumer Finance (1.3%)
    43      American Express Co..............     2,288
     9      Capital One Financial Corp.......       740
    47      MBNA Corp........................     1,217
    11      Providian Financial Corp. (a)....       190
    15      SLM Corp.........................       782
                                               --------
                                                  5,217
                                               --------
Containers & Packaging (0.2%):
     4      Ball Corp........................       146
     4      Bemis Co.........................       104
     5      Pactiv Corp. (a).................       118
     3      Sealed Air Corp. (a).............       153
     5      Temple-Inland, Inc...............       170
                                               --------
                                                    691
                                               --------
Distributors (0.1%):
     6      Genuine Parts Co.................       263
                                               --------
Diversified Financial Services (3.7%):
     8      CIT Group, Inc...................       332
   191      Citigroup, Inc...................     8,824
   129      JPMorgan Chase & Co. (q).........     4,560
    10      Moody's Corp.....................       455
    11      Principal Financial Group........       452
                                               --------
                                                 14,623
                                               --------

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Diversified Telecommunication Services (2.8%):
    12      Alltel Corp......................       747
    29      AT&T Corp........................       560
    67      BellSouth Corp...................     1,785
     5      CenturyTel, Inc..................       167
    12      Citizens Communications Co.......       168
    61      Qwest Communications
              International, Inc. (a)........       228
   121      SBC Communications, Inc..........     2,878
    54      Sprint Corp......................     1,362
   102      Verizon Communications, Inc......     3,508
                                               --------
                                                 11,403
                                               --------
Electric Utilities (2.3%):
     6      Allegheny Energy, Inc. (a).......       150
     7      Ameren Corp......................       412
    14      American Electric Power Co.,
              Inc............................       520
    11      CenterPoint Energy, Inc..........       141
     7      Cinergy Corp.....................       326
     9      Consolidated Edison, Inc.........       418
     6      DTE Energy Co....................       299
    12      Edison International.............       485
     8      Entergy Corp.....................       588
    25      Exelon Corp......................     1,260
    12      FirstEnergy Corp.................       582
    14      FPL Group, Inc...................       605
    14      PG&E Corp........................       510
     4      Pinnacle West Capital Corp.......       160
     7      PPL Corp.........................       413
     9      Progress Energy, Inc.............       413
    27      Southern Co. (The)...............       947
     8      TECO Energy, Inc.................       144
     9      TXU Corp.........................       731
    15      Xcel Energy, Inc.................       288
                                               --------
                                                  9,392
                                               --------
Electrical Equipment (0.4%):
     7      American Power Conversion
              Corp...........................       157
     3      Cooper Industries Ltd. (Bermuda),
              Class A........................       218
    15      Emerson Electric Co..............       958
     6      Rockwell Automation, Inc.........       312
                                               --------
                                                  1,645
                                               --------
Electronic Equipment & Instruments (0.3%):
    16      Agilent Technologies, Inc. (a)...       365
     7      Jabil Circuit, Inc. (a)..........       208
     6      Molex, Inc.......................       161
    19      Sanmina-SCI Corp. (a)............       105
    36      Solectron Corp. (a)..............       135
     9      Symbol Technologies, Inc.........        88
     3      Tektronix, Inc...................        76
                                               --------
                                                  1,138
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Energy Equipment & Services (1.3%):
    12      Baker Hughes, Inc................       636
     6      BJ Services Co...................       312
    19      Halliburton Co...................       887
     5      Nabors Industries Ltd.
              (Bermuda) (a)..................       331
     6      National-Oilwell Varco,
              Inc. (a).......................       300
     5      Noble Corp. (Cayman Islands).....       306
     4      Rowan Cos., Inc..................       118
    22      Schlumberger Ltd. (Neth.
              Antilles)......................     1,642
    12      Transocean, Inc. (Cayman
              Islands) (a)...................       646
                                               --------
                                                  5,178
                                               --------
Food Retailing (2.9%):
    14      Albertson's, Inc.................       279
    18      Costco Wholesale Corp............       786
    30      CVS Corp.........................       864
    27      Kroger Co. (The) (a).............       509
    16      Safeway, Inc.....................       371
     5      Supervalu, Inc...................       163
    23      Sysco Corp.......................       841
   123      Wal-Mart Stores, Inc.............     5,917
    38      Walgreen Co......................     1,725
                                               --------
                                                 11,455
                                               --------
Food Products (1.2%):
    23      Archer-Daniels-Midland Co........       489
    12      Campbell Soup Co.................       367
    19      ConAgra Foods, Inc...............       440
    14      General Mills, Inc...............       635
     8      Hershey Foods Corp...............       495
    13      HJ Heinz Co......................       455
    13      Kellogg Co.......................       570
     5      McCormick & Co., Inc.
              (Non-Voting)...................       162
    29      Sara Lee Corp....................       572
     7      Wm. Wrigley Jr. Co...............       495
                                               --------
                                                  4,680
                                               --------
Gas Utilities (0.2%):
     6      KeySpan Corp.....................       258
     2      Nicor, Inc.......................        66
    10      NiSource, Inc....................       247
     1      Peoples Energy Corp..............        61
                                               --------
                                                    632
                                               --------
Health Care Equipment & Supplies (2.2%):
     2      Bausch & Lomb, Inc...............       163
    23      Baxter International, Inc........       845
     9      Becton, Dickinson & Co...........       486
     9      Biomet, Inc......................       320
    28      Boston Scientific Corp. (a)......       743
     4      C.R. Bard, Inc...................       257
     4      Fisher Scientific International,
              Inc. (a).......................       286
    12      Guidant Corp.....................       803
     6      Hospira, Inc. (a)................       226

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 36

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Health Care Equipment & Supplies, continued:
    44      Medtronic, Inc...................     2,298
     2      Millipore Corp. (a)..............       104
     5      PerkinElmer, Inc.................        90
    13      St. Jude Medical, Inc. (a).......       580
    14      Stryker Corp.....................       654
     6      Thermo Electron Corp. (a)........       159
     4      Waters Corp. (a).................       160
     9      Zimmer Holdings, Inc. (a)........       690
                                               --------
                                                  8,864
                                               --------
Health Care Providers & Services (2.8%):
    11      Aetna, Inc.......................       883
     4      AmerisourceBergen Corp...........       267
    16      Cardinal Health, Inc.............       905
    17      Caremark Rx, Inc. (a)............       741
     5      Cigna Corp.......................       514
     5      Express Scripts, Inc. (a)........       272
    15      HCA, Inc.........................       871
     9      Health Management Associates,
              Inc., Class A..................       237
     6      Humana, Inc. (a).................       236
     8      IMS Health, Inc..................       206
     5      Laboratory Corp. of America
              Holdings (a)...................       247
     3      Manor Care, Inc..................       126
    11      McKesson Corp....................       485
    10      Medco Health Solutions,
              Inc. (a).......................       543
     7      Quest Diagnostics, Inc...........       356
    17      Tenet Healthcare Corp. (a).......       210
    46      UnitedHealth Group, Inc..........     2,422
    22      WellPoint, Inc. (a)..............     1,565
                                               --------
                                                 11,086
                                               --------
Hotels, Restaurants & Leisure (1.5%):
    19      Carnival Corp. (Panama)..........     1,055
     5      Darden Restaurants, Inc..........       176
     7      Harrah's Entertainment, Inc......       480
    14      Hilton Hotels Corp...............       334
    13      International Game Technology....       355
     7      Marriott International, Inc.,
              Class A........................       497
    47      McDonald's Corp..................     1,291
    14      Starbucks Corp. (a)..............       739
     8      Starwood Hotels & Resorts
              Worldwide, Inc.................       464
     4      Wendy's International, Inc.......       201
    11      Yum! Brands, Inc.................       554
                                               --------
                                                  6,146
                                               --------
Household Durables (0.6%):
     3      Black & Decker Corp..............       264
     5      Centex Corp......................       331
     5      Fortune Brands, Inc..............       474

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Household Durables, continued:
     3      KB Home..........................       233
     7      Leggett & Platt, Inc.............       185
     3      Maytag Corp......................        46
    10      Newell Rubbermaid, Inc...........       241
     4      Pulte Homes, Inc.................       366
     2      Snap-On, Inc.....................        73
     3      Stanley Works (The)..............       126
     2      Whirlpool Corp...................       172
                                               --------
                                                  2,511
                                               --------
Household Products (1.8%):
     6      Clorox Co........................       315
    19      Colgate-Palmolive Co.............       958
    18      Kimberly-Clark Corp..............     1,099
    91      Procter & Gamble Co..............     4,789
                                               --------
                                                  7,161
                                               --------
Industrial Conglomerates (4.5%):
    28      3M Co............................     2,041
   389      General Electric Co..............    13,484
     5      Textron, Inc.....................       376
    74      Tyco International Ltd.
              (Bermuda)......................     2,164
                                               --------
                                                 18,065
                                               --------
Insurance (4.4%):
    11      ACE Ltd. (Cayman Islands)........       473
    18      Aflac, Inc.......................       797
    25      Allstate Corp. (The).............     1,465
     4      AMBAC Financial Group, Inc.......       276
    95      American International Group,
              Inc............................     5,532
    12      Aon Corp.........................       292
     7      Chubb Corp.......................       613
     6      Cincinnati Financial Corp........       242
    11      Hartford Financial Services
              Group, Inc.....................       814
     5      Jefferson-Pilot Corp.............       251
     6      Lincoln National Corp............       299
     6      Loews Corp.......................       454
    20      Marsh & McLennan Cos., Inc.......       542
     5      MBIA, Inc........................       295
    27      Metlife, Inc.....................     1,209
     7      Progressive Corp. (The)..........       721
    19      Prudential Financial, Inc........     1,258
     5      Safeco Corp......................       254
    25      St. Paul Travelers Cos., Inc.
              (The)..........................       977
     4      Torchmark Corp...................       199
    11      UnumProvident Corp...............       200
     5      XL Capital Ltd. (Cayman Islands),
              Class A........................       383
                                               --------
                                                 17,546
                                               --------

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Insurance, continued:
Internet & Catalog Retail (0.4%):
    45      eBay, Inc. (a)...................     1,471
                                               --------
Internet Software & Services (0.4%):
    48      Yahoo!, Inc. (a).................     1,669
                                               --------
Investment Company (0.1%):
     2      S&P 500 Depositary Receipts......       260
                                               --------
IT Services (1.1%):
     5      Affiliated Computer Services,
              Inc., Class A (a)..............       237
    21      Automatic Data Processing,
              Inc............................       898
     7      Computer Sciences Corp. (a)......       295
     5      Convergys Corp. (a)..............        74
    19      Electronic Data Systems Corp.....       367
    29      First Data Corp..................     1,147
     7      Fiserv, Inc. (a).................       301
    13      Paychex, Inc.....................       425
     5      Sabre Holdings Corp., Class A....        96
    11      Sungard Data Systems, Inc. (a)...       375
    12      Unisys Corp. (a).................        79
                                               --------
                                                  4,294
                                               --------
Leisure Equipment & Products (0.2%):
     4      Brunswick Corp...................       154
    11      Eastman Kodak Co.................       283
     6      Hasbro, Inc......................       128
    15      Mattel, Inc......................       276
                                               --------
                                                    841
                                               --------
Machinery (1.4%):
    13      Caterpillar, Inc.................     1,195
     2      Cummins, Inc.....................       119
    10      Danaher Corp.....................       529
     9      Deere & Co.......................       592
     7      Dover Corp.......................       272
     6      Eaton Corp.......................       331
    10      Illinois Tool Works, Inc.........       798
     6      Ingersoll-Rand Co., Ltd.
              (Bermuda), Class A.............       441
     3      ITT Industries, Inc..............       331
     2      Navistar International
              Corp. (a)......................        77
     6      PACCAR, Inc......................       434
     5      Pall Corp........................       139
     4      Parker-Hannifin Corp.............       273
                                               --------
                                                  5,531
                                               --------
Media (3.6%):
    19      Clear Channel Communications,
              Inc............................       579
    81      Comcast Corp., Class A (a).......     2,484
     3      Dow Jones & Co., Inc.............        92
     9      Gannett Co., Inc.................       648
    16      Interpublic Group of Cos.,
              Inc. (a).......................       189

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Media, continued:
     3      Knight Ridder, Inc...............       168
    14      McGraw-Hill Cos., Inc. (The).....       608
     2      Meredith Corp....................        81
     5      New York Times Co., Class A......       167
   106      News Corp., Class A..............     1,712
     7      Omnicom Group, Inc...............       537
   172      Time Warner, Inc. (a)............     2,873
    11      Tribune Co.......................       385
    11      Univision Communications, Inc.,
              Class A (a)....................       294
    59      Viacom, Inc., Class B............     1,894
    75      Walt Disney Co...................     1,886
                                               --------
                                                 14,597
                                               --------
Metals & Mining (0.6%):
    32      Alcoa, Inc.......................       836
     3      Allegheny Technologies, Inc......        73
     7      Freeport-McMoRan Copper & Gold,
              Inc., Class B..................       247
    16      Newmont Mining Corp..............       638
     6      Nucor Corp.......................       268
     4      Phelps Dodge Corp................       329
     4      United States Steel Corp.........       144
                                               --------
                                                  2,535
                                               --------
Multi-Utilities (1.0%):
    24      AES Corp. (The) (a)..............       392
    20      Calpine Corp. (a)................        67
     8      CMS Energy Corp. (a).............       121
     7      Constellation Energy Group,
              Inc............................       376
    12      Dominion Resources, Inc..........       917
    34      Duke Energy Corp.................     1,011
    12      Dynegy, Inc., Class A (a)........        59
     9      Public Service Enterprise Group,
              Inc............................       533
     9      Sempra Energy....................       363
                                               --------
                                                  3,839
                                               --------
Multiline Retail (1.3%):
     4      Big Lots, Inc. (a)...............        55
     3      Dillards, Inc., Class A..........        62
    11      Dollar General Corp..............       225
     6      Family Dollar Stores, Inc........       160
     6      Federated Department Stores,
              Inc............................       458
    10      J.C. Penney Co. .................       508
    12      Kohl's Corp. (a).................       669
    11      May Department Stores Co.
              (The)..........................       441
     5      Nordstrom, Inc...................       307
     4      Sears Holdings Corp. (a).........       562
    32      Target Corp......................     1,764
                                               --------
                                                  5,211
                                               --------

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 38

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Multiline Retail, continued:
Office Electronics (0.1%):
    35      Xerox Corp. (a)..................       485
                                               --------
Oil, Gas & Consumable Fuels (7.5%):
     3      Amerada Hess Corp................       336
     9      Anadarko Petroleum Corp..........       711
    12      Apache Corp......................       778
     2      Ashland, Inc. (a)................       177
    14      Burlington Resources, Inc........       781
    77      Chevron Corp.....................     4,305
    51      ConocoPhillips...................     2,937
    17      Devon Energy Corp................       881
    24      El Paso Corp.....................       272
     9      EOG Resources, Inc...............       499
   234      Exxon Mobil Corp.................    13,423
     4      Kerr-McGee Corp..................       326
     4      Kinder Morgan, Inc...............       331
    13      Marathon Oil Corp................       681
    15      Occidental Petroleum Corp........     1,124
     3      Sunoco, Inc......................       287
    10      Unocal Corp......................       649
     9      Valero Energy Corp...............       745
    21      Williams Cos., Inc...............       398
    13      XTO Energy, Inc..................       450
                                               --------
                                                 30,091
                                               --------
Paper & Forest Products (0.4%):
    10      Georgia-Pacific Corp.............       303
    18      International Paper Co...........       544
     4      Louisiana-Pacific Corp...........       100
     7      MeadWestvaco Corp................       192
     9      Weyerhaeuser Co..................       572
                                               --------
                                                  1,711
                                               --------
PersonalProducts (0.7%):
     3      Alberto-Culver Co................       136
    17      Avon Products, Inc...............       656
    37      Gillette Co. (The)...............     1,853
                                               --------
                                                  2,645
                                               --------
Pharmaceuticals (7.1%):
    57      Abbott Laboratories..............     2,789
     5      Allergan, Inc....................       408
    72      Bristol-Myers Squibb Co..........     1,791
    42      Eli Lilly & Co...................     2,316
    12      Forest Laboratories, Inc. (a)....       485
   109      Johnson & Johnson................     7,092
     9      King Pharmaceuticals, Inc. (a)...        92
    81      Merck & Co., Inc.................     2,490
    10      Mylan Laboratories, Inc..........       190
   273      Pfizer, Inc......................     7,524
    54      Schering-Plough Corp.............     1,032
     4      Watson Pharmaceuticals,
              Inc. (a).......................       120

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Pharmaceuticals, continued:
    49      Wyeth............................     2,185
                                               --------
                                                 28,514
                                               --------
Real Estate (0.6%):
     3      Apartment Investment & Management
              Co. (REIT).....................       143
     7      Archstone-Smith Trust (REIT).....       282
    15      Equity Office Properties Trust
              (REIT).........................       495
    11      Equity Residential (REIT)........       387
     7      Plum Creek Timber Co., Inc.
              (REIT).........................       245
     7      Prologis (REIT)..................       276
     8      Simon Property Group, Inc.
              (REIT).........................       584
                                               --------
                                                  2,412
                                               --------
Road & Rail (0.5%):
    14      Burlington Northern Santa Fe
              Corp...........................       651
     8      CSX Corp.........................       339
    15      Norfolk Southern Corp............       459
    10      Union Pacific Corp...............       625
                                               --------
                                                  2,074
                                               --------
Semiconductors & Semiconductor Equipment (3.2%):
    14      Advanced Micro Devices,
              Inc. (a).......................       251
    14      Altera Corp. (a).................       270
    14      Analog Devices, Inc..............       506
    60      Applied Materials, Inc...........       976
    11      Applied Micro Circuits
              Corp. (a)......................        29
    11      Broadcom Corp., Class A (a)......       381
    15      Freescale Semiconductor, Inc.,
              Class B (a)....................       312
   226      Intel Corp.......................     5,903
     7      KLA-Tencor Corp..................       316
    11      Linear Technology Corp...........       412
    14      LSI Logic Corp. (a)..............       121
    12      Maxim Integrated Products,
              Inc............................       460
    23      Micron Technology, Inc. (a)......       230
    13      National Semiconductor Corp......       282
     5      Novellus Systems, Inc. (a).......       125
     6      Nvidia Corp. (a).................       166
     7      PMC-Sierra, Inc. (a).............        62
     7      Teradyne, Inc. (a)...............        86
    61      Texas Instruments, Inc...........     1,712
    13      Xilinx, Inc......................       328
                                               --------
                                                 12,928
                                               --------
Software (3.8%):
    18      Adobe Systems, Inc...............       513
     8      Autodesk, Inc....................       288
     8      BMC Software, Inc. (a)...........       146
     6      Citrix Systems, Inc. (a).........       134
    20      Computer Associates
              International, Inc.............       537
    14      Compuware Corp. (a)..............       102
    11      Electronic Arts, Inc. (a)........       637

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Software, continued:
     7      Intuit, Inc. (a).................       307
     3      Mercury Interactive Corp. (a)....       122
   369      Microsoft Corp...................     9,158
    14      Novell, Inc. (a).................        87
   162      Oracle Corp. (a).................     2,141
    10      Parametric Technology
              Corp. (a)......................        64
    19      Siebel Systems, Inc..............       169
    26      Symantec Corp. (a)...............       567
    16      VERITAS Software Corp. (a).......       383
                                               --------
                                                 15,355
                                               --------
Specialty Retail (2.3%):
     8      Autonation, Inc. (a).............       168
     2      AutoZone, Inc. (a)...............       223
    11      Bed Bath & Beyond, Inc. (a)......       453
    11      Best Buy Co., Inc................       751
     7      Circuit City Stores, Inc.........       121
    28      Gap, Inc. (The)..................       549
    79      Home Depot, Inc..................     3,064
    14      Limited Brands, Inc..............       299
    28      Lowe's Cos., Inc.................     1,650
    12      Office Depot, Inc. (a)...........       265
     3      OfficeMax, Inc...................        77
     6      RadioShack Corp..................       132
     5      Sherwin-Williams Co. (The).......       216
    27      Staples, Inc.....................       576
     5      Tiffany & Co.....................       173
    17      TJX Cos., Inc....................       420
     8      Toys R US, Inc. (a)..............       215
                                               --------
                                                  9,352
                                               --------
Textiles, Apparel & Luxury Goods (0.4%):
    14      Coach, Inc. (a)..................       465
     4      Jones Apparel Group, Inc.........       137
     4      Liz Claiborne, Inc...............       158
     8      Nike, Inc., Class B..............       726
     2      Reebok International Ltd.........        86
     4      V.F. Corp........................       210
                                               --------
                                                  1,782
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Thrifts & Mortgage Finance (1.8%):
    22      Countrywide Financial Corp.......       832
    36      Fannie Mae.......................     2,074
    25      Freddie Mac......................     1,653
    10      Golden West Financial Corp.......       668
     3      MGIC Investment Corp.............       226
    13      Sovereign Bancorp, Inc...........       299
    32      Washington Mutual, Inc...........     1,310
                                               --------
                                                  7,062
                                               --------
Tobacco (1.4%):
    76      Altria Group, Inc................     4,913
     4      Reynolds American, Inc...........       337
     6      UST, Inc.........................       277
                                               --------
                                                  5,527
                                               --------
Trading Companies & Distributors (0.0%): (g)
     3      Grainger (W.W.), Inc.............       168
                                               --------
Wireless Telecommunication Services (0.3%):
    41      Nextel Communications,
              Inc. (a).......................     1,334
                                               --------
  Total Common Stocks
    (Cost $403,392)..........................   399,830
                                               --------
TOTAL LONG TERM INVESTMENTS
  (Cost $403,392)............................   399,830
                                               --------
SHORT-TERM INVESTMENTS (0.1%):
INVESTMENT COMPANY (0.1%):
   514      JPMorgan Liquid Assets Money
              Market Fund (b)(m).............       514
                                               --------
U.S. TREASURIES (0.0%):(G)
   125      U.S. Treasury Bill, 2.73%,
              08/11/05(k) (n)                       125
                                               --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $639)                                       639
                                               --------
TOTAL INVESTMENTS (100.1%)
  (Cost $404,031)                               400,469
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)       (372)
                                               --------
NET ASSETS (100.0%)                            $400,097
                                               ========

------------
Percentages indicated are based on net assets

FUTURES CONTRACTS (AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                                                               UNREALIZED
NUMBER OF CONTRACTS                           DESCRIPTION     EXPIRATION DATE    NOTIONAL VALUE AT 6/30/05    DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
Long Futures Outstanding                           S&P 500
  2........................................  Index........    September, 2005              $598                   $(2)

See notes to financial statements.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 40

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS (91.3%):
Asset Backed Securities (2.8%):
    405     American Express Credit Account
              Master Trust
            Series 2004-3, Class A, 4.35%,
              12/15/11.......................       409
            AmeriCredit Automobile
              Receivables Trust
    241     Series 2001-D, Class A4, 4.41%,
              11/12/08.......................       241
    462     Series 2002-A, Class A4, 4.61%,
              01/12/09.......................       464
    405     Series 2002-D, Class A4, 3.40%,
              04/13/09.......................       403
    202     Series 2003-BX, Class A4A, 2.72%,
              01/06/10.......................       199
    116     Capital One Auto Finance Trust
            Series 2001-A, Class A4, 5.40%,
              05/15/08.......................       116
    202     Capital One Master Trust
            Series 2001-5, Class A, 5.30%,
              06/15/09.......................       205
            Citibank Credit Card Issuance
              Trust
    202     Series 2002-A1, Class A1, 4.95%,
              02/09/09.......................       205
    860     Series 2002-C2, Class C2, 6.95%,
              02/18/14.......................       965
    337     CNH Equipment Trust
            Series 2003-B, Class A4B, 3.38%,
              02/15/11.......................       333
    527     Conseco Finance
            Series 2001-B, Class 1M1, 7.27%,
              06/15/32.......................       536
  2,227     Countrywide Asset-Backed
              Certificates
            Series 2004-AB2, Class A2, FRN,
              3.58%, 07/25/05................     2,231
    234     GE Capital Mortgage Services,
              Inc.
            Series 1999-HE, Class M, 6.71%,
              04/25/29.......................       240
    600     Household Automotive Trust
            Series 2005-1 Class A4, 4.35%,
              06/18/12.......................       600
            MBNA Credit Card Master Note
              Trust
    607     Series 2002-C1, Class C1, 6.80%,
              07/15/14.......................       678
    253     Series 2003-C1, Class C1, FRN,
              4.92%, 07/15/05................       268
            MBNA Master Credit Card Trust USA
    445     Series 1999-J, Class C, 7.85%,
              02/15/12 (e)...................       505
    405     Series 2000-D, Class C, 8.40%,
              09/15/09 (e)...................       434

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
    297     Onyx Acceptance Grantor Trust
            Series 2002-C, Class A4, 4.07%,
              04/15/09.......................       297
    137     Residential Asset Mortgage
              Products, Inc.
            Series 2001-RS3, Class AI4, SUB,
              6.29%, 10/25/31................       137
    540     Textron Financial Corp.
              Receivables Trust
            Series 2000-C, Class A3, 6.61%,
              02/15/15 (e)...................       546
            WFS Financial Owner Trust
    308     Series 2002-1, Class A4A, 4.87%,
              09/20/09.......................       310
    358     Series 2002-2, Class A4, SUB,
              4.50%, 02/20/10................       360
     80     Series 2003-2, Class A3, 1.76%,
              01/21/08.......................        80
    405     Series 2003-2, Class A4, 2.41%,
              12/20/10.......................       398
     54     Series 2003-1, Class A3, 2.03%,
              08/20/07.......................        54
    497     Series 2003-4, Class A4, 3.15%,
              05/20/11.......................       492
    277     Series 2004-1, Class A3, 2.19%,
              06/20/08.......................       275
                                               --------
  Total Asset Backed Securities
    (Cost $11,999)                               11,981
                                               --------
COLLATERALIZED MORTGAGE OBLIGATIONS (44.3%):
Agency CMO (37.1%):
            Federal Home Loan Mortgage Corp.
     38     Series 11, Class D, 9.50%,
              07/15/19.......................        38
      1     Series 41, Class I, HB, 84.00%,
              05/15/20.......................         1
     17     Series 46, Class B, 7.80%,
              09/15/20.......................        17
      6     Series 47, Class F, 10.00%,
              06/15/20.......................         6
     --(h)  Series 85, Class C, 8.60%,
              01/15/21.......................        --(h)
     14     Series 99, Class Z, 9.50%,
              01/15/21.......................        14
     67     Series 114, Class H, 6.95%,
              01/15/21.......................        67
     --(h)  Series 1072, Class A, IO, HB,
              1008.50%, 05/15/06.............        --(h)
      5     Series 1079, Class S, IF, 22.95%,
              07/15/05.......................         5
      7     Series 1084, Class F, FRN, 4.20%,
              07/15/05.......................         7

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
      5     Series 1084, Class S, IF, 30.60%,
              07/15/05.......................         5
     --(h)  Series 1098, Class M, IO, HB,
              1008.00%, 06/15/06.............        --(h)
     27     Series 1144, Class KB, 8.50%,
              09/15/21.......................        27
     --(h)  Series 1172, Class L, IO, HB,
              VAR, 1180.80%, 11/15/21........        --(h)
     --(h)  Series 1196, Class B, IF, IO, HB,
              795.60%, 07/15/05..............         1
     58     Series 1206, Class IA, 7.00%,
              03/15/22.......................        58
    854     Series 1212, Class IZ, 8.00%,
              02/15/22.......................       864
     42     Series 1250, Class J, 7.00%,
              05/15/22.......................        42
     --(h)  Series 1298, Class L, IO, HB,
              981.87%, 06/15/07..............        --(h)
    103     Series 1343, Class LA, 8.00%,
              08/15/22.......................       107
    134     Series 1404, Class FA, 4.50%,
              11/15/07.......................       134
     20     Series 1465, Class SA, IF, IO,
              5.75%, 02/15/08................         1
    456     Series 1466, Class PZ, 7.50%,
              02/15/23.......................       478
      6     Series 1470, Class F, FRN, 3.52%,
              07/15/05.......................         6
      8     Series 1473, Class HA, 7.00%,
              01/15/08.......................         8
    181     Series 1491, Class I, 7.50%,
              04/15/23.......................       193
     14     Series 1506, Class F, FRN, 4.16%,
              07/15/05.......................        14
      2     Series 1506, Class S, IF, 14.94%,
              07/15/05.......................         2
     31     Series 1506, Class SD, IF, IO,
              5.25%, 07/15/05................         1
    607     Series 1512, Class J, 6.50%,
              05/15/08.......................       620
     86     Series 1513, Class AG, FRN,
              3.20%, 07/15/05................        85
    163     Series 1513, Class N, 6.50%,
              05/15/08.......................       166
    175     Series 1518, Class G, IF, 5.87%,
              07/15/05.......................       173
    167     Series 1541, Class O, FRN, 3.25%,
              07/15/05.......................       164
     69     Series 1544, Class J, IF, 9.67%,
              07/15/05.......................        72
     40     Series 1549, Class K, 8.50%,
              07/15/08.......................        42

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    417     Series 1558, Class D, 6.50%,
              07/15/23.......................       428
    132     Series 1586, Class M, 5.00%,
              09/15/08.......................       133
    557     Series 1587, Class SL, IF,
              14.34%, 07/15/05...............       571
     40     Series 1600, Class SC, FRN,
              8.60%, 07/15/05................        42
      3     Series 1602, Class SA, IF,
              12.19%, 07/15/05...............         3
      5     Series 1603, Class IF, FRN,
              3.93%, 07/15/05................         5
     51     Series 1604, Class SA, IF,
              11.37%, 07/15/05...............        55
     95     Series 1606, Class SC, IF,
              15.81%, 07/15/05...............       105
    767     Series 1607, Class H, 6.25%,
              10/15/13.......................       796
    304     Series 1608, Class L, 6.50%,
              09/15/23.......................       323
    363     Series 1609, Class L, IF, 10.29%,
              07/15/05.......................       404
    339     Series 1611, Class JA, FRN,
              4.38%, 07/15/05................       343
    309     Series 1611, Class JB, IF,
              10.87%, 07/15/05...............       321
  1,899     Series 1624, Class KZ, 6.00%,
              12/15/08.......................     1,939
     56     Series 1625, Class SD, IF, 8.50%,
              07/15/05.......................        60
     13     Series 1660, Class P, 6.50%,
              01/15/09.......................        13
     34     Series 1665, Class FA, FRN,
              3.61%, 07/15/05................        34
      9     Series 1671, Class L, 7.00%,
              02/15/24.......................         9
      2     Series 1672, Class FB, FRN,
              3.46%, 07/15/05................         2
      9     Series 1685, Class Z, 6.00%,
              11/15/23.......................         9
     95     Series 1689, Class SD, IF,
              10.10%, 07/15/05...............       101
    104     Series 1698, Class SC, IF,
              10.89%, 07/15/05...............       115
     75     Series 1700, Class GA, PO,
              02/15/24.......................        69
    405     Series 1706, Class K, 7.00%,
              03/15/24.......................       435
     78     Series 1745, Class D, 7.50%,
              08/15/24.......................        79
    193     Series 1798, Class F, 5.00%,
              05/15/23.......................       193

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 42

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     10     Series 1807, Class G, 9.00%,
              10/15/20.......................        11
    103     Series 1900, Class T, PO,
              08/15/08.......................       100
    868     Series 1927, Class PH, 7.50%,
              01/15/27.......................       912
     43     Series 1967, Class PC, PO,
              10/15/08.......................        42
    383     Series 1981, Class Z, 6.00%,
              05/15/27.......................       390
    122     Series 1987, Class PE, 7.50%,
              09/15/27.......................       128
    440     Series 2004-S, Class A5, IF,
              4.25%, 07/15/05................       364
     22     Series 2017, Class SE, IF,
              15.11%, 07/15/05...............        24
    370     Series 2025, Class PE, 6.30%,
              01/15/13.......................       382
     57     Series 2033, Class SN, IF, IO,
              20.14%, 07/15/05...............        16
    158     Series 2038, Class PN, IO, 7.00%,
              03/15/28.......................        24
    364     Series 2040, Class PE, 7.50%,
              03/15/28.......................       390
    292     Series 2056, Class TD, 6.50%,
              05/15/18.......................       306
  1,071     Series 2063, Class PG, 6.50%,
              06/15/28.......................     1,112
    158     Series 2064, Class TE, 7.00%,
              06/15/28.......................       165
    709     Series 2075, Class PH, 6.50%,
              08/15/28.......................       737
    304     Series 2075, Class PM, 6.25%,
              08/15/28.......................       320
    185     Series 2089, Class PJ, IO, 7.00%,
              10/15/28.......................        29
    150     Series 2097, Class PV, 6.00%,
              09/15/09.......................       153
    162     Series 2102, Class TC, 6.00%,
              12/15/13.......................       168
    444     Series 2125, Class JZ, 6.00%,
              02/15/29.......................       460
     32     Series 2137, Class TM, 6.50%,
              01/15/28.......................        32
     71     Series 2163, Class PC, IO, 7.50%,
              06/15/29.......................        12
    506     Series 2169, Class TB, 7.00%,
              06/15/29.......................       554
    202     Series 2172, Class QC, 7.00%,
              07/15/29.......................       221
     11     Series 2196, Class TL, 7.50%,
              11/15/29.......................        11

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    269     Series 2201, Class C, 8.00%,
              11/15/29.......................       284
    432     Series 2210, Class Z, 8.00%,
              01/15/30.......................       464
    223     Series 2224, Class CB, 8.00%,
              03/15/30.......................       234
    344     Series 2256, Class MC, 7.25%,
              09/15/30.......................       357
    458     Series 2259, Class ZM, 7.00%,
              10/15/30.......................       476
    369     Series 2271, Class PC, 7.25%,
              12/15/30.......................       389
    202     Series 2283, Class K, 6.50%,
              12/15/23.......................       219
    226     Series 2296, Class PD, 7.00%,
              03/15/31.......................       238
     23     Series 2299, Class G, 7.00%,
              05/15/14.......................        23
     96     Series 2306, Class K, PO,
              05/15/24.......................        86
    232     Series 2306, Class SE, IF, IO,
              6.49%, 07/15/05................        36
    405     Series 2312, Class KV, 6.50%,
              05/15/14.......................       410
    199     Series 2317, Class VG, 6.50%,
              04/15/31.......................       200
    248     Series 2333, Class HC, 6.00%,
              07/15/31.......................       253
    322     Series 2344, Class QG, 6.00%,
              08/15/16.......................       335
  3,114     Series 2344, Class ZD, 6.50%,
              08/15/31.......................     3,325
    601     Series 2344, Class ZJ, 6.50%,
              08/15/31.......................       625
    481     Series 2345, Class NE, 6.50%,
              08/15/31.......................       499
    540     Series 2345, Class PQ, 6.50%,
              08/15/16.......................       563
    232     Series 2345, Class PV, 6.50%,
              01/15/24.......................       235
    405     Series 2347, Class VP, 6.50%,
              03/15/20.......................       422
    709     Series 2349, Class NW, 6.50%,
              10/15/16.......................       719
    259     Series 2351, Class PZ, 6.50%,
              08/15/31.......................       277
    385     Series 2353, Class PC, 6.50%,
              09/15/15.......................       387
  2,632     Series 2353, Class TD, 6.00%,
              09/15/16.......................     2,751
    391     Series 2355, Class BP, 6.00%,
              09/15/16.......................       407

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    137     Series 2357, Class VX, 6.50%,
              12/15/17.......................       138
    463     Series 2360, Class PG, 6.00%,
              09/15/16.......................       478
    234     Series 2362, Class PD, 6.50%,
              06/15/20.......................       240
    244     Series 2362, Class PJ, 6.50%,
              10/15/28.......................       248
    369     Series 2366, Class MD, 6.00%,
              10/15/16.......................       383
    466     Series 2367, Class VD, 6.00%,
              01/15/19.......................       466
     60     Series 2382, Class TL, IO, 6.50%,
              02/15/31.......................         4
    435     Series 2391, Class QE, 5.50%,
              05/15/15.......................       439
    506     Series 2391, Class QR, 5.50%,
              12/15/16.......................       525
    489     Series 2391, Class VQ, 6.00%,
              10/15/12.......................       509
    405     Series 2392, Class PV, 6.00%,
              12/15/20.......................       416
     22     Series 2405, Class P, 6.00%,
              07/15/14.......................        22
    210     Series 2410, Class HC, 5.50%,
              02/15/09.......................       211
    344     Series 2410, Class NG, 6.50%,
              02/15/32.......................       362
    557     Series 2410, Class OE, 6.38%,
              02/15/32.......................       578
  1,012     Series 2410, Class QS, IF,
              11.13%, 07/15/05...............     1,122
    209     Series 2410, Class QX, IF, IO,
              5.43%, 07/15/05................        18
    113     Series 2412, Class SE, FRN,
              9.64%, 07/15/05................       120
    405     Series 2412, Class SP, IF, 9.66%,
              07/15/05.......................       441
    230     Series 2423, Class MC, 7.00%,
              03/15/32.......................       240
    449     Series 2423, Class MT, 7.00%,
              03/15/32.......................       470
  1,215     Series 2434, Class TC, 7.00%,
              04/15/32.......................     1,290
    243     Series 2435, Class CJ, 6.50%,
              04/15/32.......................       263
    405     Series 2435, Class VH, 6.00%,
              07/15/19.......................       426
    304     Series 2441, Class GF, 6.50%,
              04/15/32.......................       325
    560     Series 2444, Class ES, IF, IO,
              4.73%, 07/15/05................        44

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    529     Series 2450, Class GZ, 7.00%,
              05/15/32.......................       556
    224     Series 2450, Class SW, IF, IO,
              4.78%, 07/15/05................        23
    297     Series 2454, Class VB, 6.50%,
              10/15/15.......................       303
    405     Series 2455, Class GK, 6.50%,
              05/15/32.......................       433
    485     Series 2460, Class VZ, 6.00%,
              11/15/29.......................       505
    994     Series 2461, Class VB, 6.50%,
              04/15/18.......................     1,012
  1,417     Series 2462, Class JG, 6.50%,
              06/15/32.......................     1,497
  1,012     Series 2466, Class DH, 6.50%,
              06/15/32.......................     1,072
  1,012     Series 2466, Class PG, 6.50%,
              04/15/32.......................     1,071
    405     Series 2474, Class NR, 6.50%,
              07/15/32.......................       432
    489     Series 2484, Class LZ, 6.50%,
              07/15/32.......................       527
     19     Series 2496, Class LD, 8.50%,
              11/15/15.......................        19
  1,012     Series 2498, Class UD, 5.50%,
              06/15/16.......................     1,032
  1,012     Series 2500, Class GD, 5.50%,
              12/15/15.......................     1,025
    607     Series 2500, Class MC, 6.00%,
              09/15/32.......................       642
  1,012     Series 2500, Class TD, 5.50%,
              02/15/16.......................     1,028
    607     Series 2512, Class PG, 5.50%,
              10/15/22.......................       640
    304     Series 2513, Class YO, PO,
              02/15/32.......................       276
    607     Series 2515, Class DE, 4.00%,
              03/15/32.......................       579
     93     Series 2519, Class BT, 8.50%,
              09/15/31.......................       100
    494     Series 2527, Class VU, 5.50%,
              10/15/13.......................       507
    304     Series 2535, Class BK, 5.50%,
              12/15/22.......................       317
    425     Series 2537, Class TE, 5.50%,
              12/15/17.......................       447
    675     Series 2543, Class YX, 6.00%,
              12/15/32.......................       717
    729     Series 2557, Class WJ, 5.00%,
              07/15/14.......................       740
    607     Series 2565, Class MB, 6.00%,
              05/15/30.......................       621

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 44

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    810     Series 2575, Class ME, 6.00%,
              02/15/33.......................       859
    480     Series 2586, Class WI, IO, 6.50%,
              03/15/33.......................        82
  1,202     Series 2594, Class VA, 6.00%,
              03/15/14.......................     1,247
    514     Series 2594, Class VP, 6.00%,
              02/15/14.......................       532
    405     Series 2594, Class VQ, 6.00%,
              08/15/20.......................       423
    720     Series 2597, Class AD, 6.50%,
              03/15/32.......................       777
  1,085     Series 2597, Class DS, IF, IO,
              4.33%, 07/15/05................        97
  2,432     Series 2599, Class DS, IF, IO,
              3.78%, 07/15/05................       186
  2,428     Series 2610, Class DS, IF, IO,
              3.88%, 07/15/05................       199
  1,393     Series 2611, Class SH, IF, IO,
              4.43%, 07/15/05................       107
    405     Series 2617, Class GR, 4.50%,
              05/15/18.......................       401
    419     Series 2619, Class IM, IO, 5.00%,
              10/15/21.......................        58
  1,000     Series 2628, Class WA, 4.00%,
              07/15/28.......................       971
  2,750     Series 2630, Class KN, 2.50%,
              04/15/13.......................     2,665
     34     Series 2631, Class BS, IF, 5.97%,
              07/15/05.......................        32
    202     Series 2631, Class LC, 4.50%,
              06/15/18.......................       200
    202     Series 2640, Class VE, 3.25%,
              07/15/22.......................       181
    129     Series 2643, Class HI, IO, 4.50%,
              12/15/16.......................        15
    867     Series 2643, Class KG, 4.00%,
              05/15/18.......................       866
    441     Series 2651, Class VZ, 4.50%,
              07/15/18.......................       430
    329     Series 2656, Class SH, IF,
              11.94%, 07/15/05...............       359
    330     Series 2668, Class SB, IF, 4.34%,
              07/15/05.......................       315
    202     Series 2672, Class ME, 5.00%,
              11/15/22.......................       206
    506     Series 2675, Class CK, 4.00%,
              09/15/18.......................       483
    418     Series 2682, Class YS, IF, 4.33%,
              07/15/05.......................       326
    243     Series 2684, Class TO, PO,
              10/15/33.......................       170

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    202     Series 2686, Class GB, 5.00%,
              05/15/20.......................       205
    171     Series 2691, Class WS, IF, 4.17%,
              07/15/05.......................       138
  1,000     Series 2695, Class DE, 4.00%,
              01/15/17.......................       977
    251     Series 2705, Class SC, IF, 4.17%,
              07/15/05.......................       205
    251     Series 2705, Class SD, IF, 6.11%,
              07/15/05.......................       221
  1,478     Series 2727, Class BS, IF, 4.25%,
              07/15/05.......................     1,109
    202     Series 2733, Class GF, FRN, PO,
              07/15/05.......................       187
    176     Series 2739, Class S, IF, 5.56%,
              07/15/05.......................       158
    193     Series 2744, Class FE, PO,
              07/15/05.......................       155
    405     Series 2744, Class PC, 5.50%,
              01/15/31.......................       418
    505     Series 2744, Class PD, 5.50%,
              08/15/33.......................       534
    405     Series 2744, Class TU, 5.50%,
              05/15/32.......................       414
    447     Series 2749, Class PK, IO, 5.00%,
              09/15/22.......................        32
    298     Series 2753, Class S, IF, 5.56%,
              07/15/05.......................       265
    168     Series 2755, Class SA, IF, 7.76%,
              07/15/05.......................       167
    105     Series 2769, PO, 03/15/34........        84
    304     Series 2846, PO, 08/15/34........       262
    109     Series 2925, Class MZ, 5.00%,
              01/15/35.......................       107
    141     Series 2925, Class ZM, 5.00%,
              01/15/35.......................       141
            Federal Home Loan Mortgage Corp.
              Structured Pass Through
              Securities
    169     Series T-41, Class 3A, 7.50%,
              07/25/32 (e)...................       180
    153     Series T-51, Class 2A, VAR,
            7.50%, 08/25/42..................       162
  1,427     Series T-54, Class 2A, 6.50%,
              02/25/43.......................     1,487
    495     Series T-54, Class 3A, 7.00%,
              02/25/43.......................       523
    120     Series T-58, Class A, PO,
              09/25/43.......................       104
            Federal Home Loan Mortgage Corp.-
              Government National Mortgage
              Association
    251     Series 24, Class ZE, 6.25%,
              11/25/23.......................       262

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
            Federal National Mortgage
              Association
      3     Series 50, Class 2, IO, 10.50%,
              03/01/19.......................         1
     18     Series 218, Class 2, IO, 7.50%,
              04/01/23.......................         3
    199     Series 329, Class 1, PO,
              12/01/32.......................       168
    408     Series 340, Class 1, PO,
              09/01/33.......................       327
     10     Series 1988-7, Class Z, 9.25%,
              04/25/18.......................        11
     46     Series 1989-70, Class G, 8.00%,
              10/25/19.......................        49
     20     Series 1989-78, Class H, 9.40%,
              11/25/19.......................        22
     17     Series 1989-83, Class H, 8.50%,
              11/25/19.......................        18
     16     Series 1989-89, Class H, 9.00%,
              11/25/19.......................        18
      5     Series 1990-1, Class D, 8.80%,
              01/25/20.......................         6
      9     Series 1990-7, Class B, 8.50%,
              01/25/20.......................        10
     10     Series 1990-60, Class K, 5.50%,
              06/25/20.......................        10
      8     Series 1990-63, Class H, 9.50%,
              06/25/20.......................         8
     10     Series 1990-93, Class G, 5.50%,
              08/25/20.......................        10
     --(h)  Series 1990-94, Class H, HB,
              504.00%, 08/25/20..............         2
     --(h)  Series 1990-95, Class J, IO, HB,
              1118.04%, 08/25/20.............         3
     41     Series 1990-102, Class J, 6.50%,
              08/25/20.......................        43
     18     Series 1990-120, Class H, 9.00%,
              10/25/20.......................        20
      4     Series 1990-134, Class SC, IF,
              16.58%, 07/25/05...............         5
     --(h)  Series 1990-140, Class K, IO, HB,
              651.60%, 12/25/20..............         4
     --(h)  Series 1991-4, Class N, IO, HB,
              759.60%, 01/25/06..............        --(h)
     --(h)  Series 1991-7, Class K, IO, HB,
              908.50%, 02/25/21..............        --(h)
     --(h)  Series 1991-20, Class M, IO, HB,
              907.20%, 03/25/06..............        --(h)
     --(h)  Series 1991-33, Class J, IO, HB,
              1008.00%, 04/25/06.............        --(h)
     27     Series 1991-42, Class S, IF,
              11.82%, 07/25/05...............        31
     58     Series 1992-33, Class F, FRN,
              3.65%, 07/25/05................        58

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     25     Series 1992-44, Class K, 7.25%,
              04/25/07.......................        25
     27     Series 1992-143, Class MA, 5.50%,
              09/25/22.......................        28
    202     Series 1993-18, Class PK, 6.50%,
              02/25/08.......................       207
    163     Series 1993-25, Class J, 7.50%,
              03/25/23.......................       174
  1,051     Series 1993-37, Class PX, 7.00%,
              03/25/23.......................     1,112
    364     Series 1993-41, Class PH, 6.00%,
              03/25/23.......................       367
    379     Series 1993-54, Class Z, 7.00%,
              04/25/23.......................       400
     80     Series 1993-62, Class SA, IF,
              14.67%, 07/25/05...............        96
     20     Series 1993-72, Class F, FRN,
              3.41%, 07/25/05................        19
    102     Series 1993-122, Class M, 6.50%,
              07/25/23.......................       107
     35     Series 1993-165, Class SD, IF,
              9.52%, 07/25/05................        37
     22     Series 1993-170, Class SE, IF,
              16.12%, 07/25/05...............        24
     29     Series 1993-175, Class SA, IF,
              13.19%, 07/25/05...............        31
    148     Series 1993-178, Class PK, 6.50%,
              09/25/23.......................       152
  1,012     Series 1993-183, Class KA, 6.50%,
              10/25/23.......................     1,099
  1,146     Series 1993-189, Class PL, 6.50%,
              10/25/23.......................     1,204
    195     Series 1993-190, Class S, IF,
              11.37%, 07/25/05...............       208
     38     Series 1993-196, Class FA, FRN,
              3.41%, 07/25/05................        37
    138     Series 1993-225, Class SG, IF,
              13.37%, 07/25/05...............       156
     39     Series 1993-225, Class VO, IF,
              9.68%, 07/25/05................        40
    263     Series 1993-247, Class SA, IF,
              19.87%, 07/25/05...............       341
    651     Series 1993-250, Class Z, 7.00%,
              12/25/23.......................       680
  1,185     Series 1993-257, Class C, PO,
              06/25/23.......................     1,091
     15     Series 1994-9, Class E, PO,
              11/25/23.......................        14
     42     Series 1994-12, Class FC, FRN,
              3.57%, 07/25/05................        42
     22     Series 1994-13, Class SK, IF,
              15.16%, 07/25/05...............        25

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 46

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    107     Series 1994-17, Class JB, IO,
              6.50%, 02/25/09................         8
     31     Series 1994-20, Class Z, 6.50%,
              02/25/09.......................        31
    332     Series 1994-34, Class DZ, 6.00%,
              03/25/09.......................       340
    152     Series 1994-40, Class VC, 6.50%,
              02/25/10.......................       156
    185     Series 1994-55, Class G, 6.75%,
              12/25/23.......................       187
    678     Series 1996-14, Class SE, IF, IO,
              6.64%, 07/25/05................       120
     41     Series 1996-20, Class L, PO,
              09/25/08.......................        39
     80     Series 1996-24, Class E, PO,
              03/25/09.......................        76
     32     Series 1996-27, Class FC, FRN,
              3.84%, 07/25/05................        32
    364     Series 1996-32, Class PH, 7.00%,
              01/25/26.......................       374
     99     Series 1996-39, Class J, PO,
              09/25/08.......................        95
      6     Series 1996-46, Class PE, PO,
              09/25/06.......................         6
     66     Series 1996-59, Class J, 6.50%,
              08/25/22.......................        68
    482     Series 1996-59, Class K, 6.50%,
              07/25/23.......................       495
    359     Series 1997-20, Class IB, IO,
              FRN, 1.84%, 07/25/05...........        20
    420     Series 1997-20, IO, FRN, 1.84%,
              03/25/27.......................        24
    170     Series 1997-27, Class J, 7.50%,
              04/18/27                              181
    148     Series 1997-29, Class J, 7.50%,
              04/20/27.......................       156
    303     Series 1997-39, Class PD, 7.50%,
              05/20/27.......................       320
      7     Series 1997-70, PO, 09/25/22.....         7
    134     Series 1997-81, Class PI, IO,
              7.00%, 12/18/27................        24
     20     Series 1998-4, Class C, PO,
              04/25/23.......................        18
    100     Series 1998-27, Class B, PO,
              12/25/08.......................        96
    260     Series 1998-36, Class ZB, 6.00%,
              07/18/28.......................       268
    845     Series 2000-2, Class ZE, 7.50%,
              02/25/30.......................       899
    405     Series 2001-4, Class PC, 7.00%,
              03/25/21.......................       430

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    697     Series 2001-5, Class OW, 6.00%,
              03/25/16.......................       720
  1,027     Series 2001-33, Class ID, IO,
              6.00%, 07/25/31................       181
    810     Series 2001-36, Class DE, 7.00%,
              08/25/31.......................       871
    221     Series 2001-44, Class PD, 7.00%,
              09/25/31.......................       232
    247     Series 2001-49, Class Z, 6.50%,
              09/25/31.......................       257
    769     Series 2001-50, Class VB, 6.50%,
              12/25/16.......................       790
    657     Series 2001-52, Class XM, 6.50%,
              11/25/10.......................       676
    709     Series 2001-61, Class VB, 7.00%,
              12/25/16.......................       751
    288     Series 2001-61, Class VQ, 6.50%,
              08/25/15.......................       297
    317     Series 2001-71, Class GU, 6.00%,
              05/25/14.......................       325
    607     Series 2001-71, Class MB, 6.00%,
              12/25/16.......................       635
  1,012     Series 2001-71, Class QE, 6.00%,
              12/25/16.......................     1,051
  2,854     Series 2001-74, Class MB, 6.00%,
              12/25/16.......................     3,046
    709     Series 2001-78, Class VB, 6.00%,
              12/25/15.......................       717
    344     Series 2001-80, Class PE, 6.00%,
              07/25/29.......................       357
    178     Series 2001-81, Class LO, PO,
              01/25/32.......................       154
    495     Series 2002-1, Class HC, 6.50%,
              02/25/22.......................       518
    185     Series 2002-1, Class SA, IF,
              14.42%, 07/25/05...............       222
    405     Series 2002-2, Class UC, 6.00%,
              02/25/17.......................       418
    607     Series 2002-3, Class OG, 6.00%,
              02/25/17.......................       640
    224     Series 2002-8, Class SR, IF,
              9.43%, 07/25/05................       240
  1,235     Series 2002-18, Class PC, 5.50%,
              04/25/17.......................     1,294
    506     Series 2002-21, Class PE, 6.50%,
              04/25/32.......................       530
    405     Series 2002-24, Class AJ, 6.00%,
              04/25/17.......................       423
    405     Series 2002-28, Class PK, 6.50%,
              05/25/32.......................       428
    823     Series 2002-37, Class Z, 6.50%,
              06/25/32.......................       855

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    810     Series 2002-56, Class UC, 5.50%,
              09/25/17.......................       844
    511     Series 2002-59, Class AC, 6.00%,
              03/25/28.......................       532
    174     Series 2002-59, Class VA, 6.50%,
              04/25/32.......................       174
    810     Series 2002-59, Class VB, 6.50%,
              04/25/32.......................       827
  1,417     Series 2002-61, Class PE, 5.50%,
              05/25/16.......................     1,444
    810     Series 2002-74, Class LD, 5.00%,
              01/25/16.......................       822
  1,012     Series 2002-74, Class PD, 5.00%,
              11/25/15.......................     1,026
  1,640     Series 2002-74, Class VB, 6.00%,
              11/25/31.......................     1,711
    442     Series 2002-84, Class VB, 5.50%,
              04/25/15.......................       457
    122     Series 2002-91, Class UH, IO,
              5.50%, 06/25/22................        18
    405     Series 2002-94, Class BK, 5.50%,
              01/25/18.......................       427
    891     Series 2003-8, Class SB, IF, IO,
              4.34%, 07/25/05................        61
    202     Series 2003-22, Class UD, 4.00%,
              04/25/33.......................       180
    162     Series 2003-34, Class GB, 6.00%,
              03/25/33.......................       172
    304     Series 2003-34, Class GE, 6.00%,
              05/25/33.......................       326
    146     Series 2003-39, IO, VAR, 6.00%,
              05/25/33.......................        23
    405     Series 2003-47, Class PE, 5.75%,
              06/25/33.......................       426
    991     Series 2003-52, Class PA, 6.50%,
              06/25/35.......................     1,047
    253     Series 2003-52, Class SX, IF,
              13.01%, 07/25/05...............       293
    168     Series 2003-64, Class SX, IF,
              5.97%, 07/25/05................       143
    466     Series 2003-71, Class DS, IF,
              3.32%, 07/25/05................       387
  1,300     Series 2003-73, Class GA, 3.50%,
              05/25/31.......................     1,254
  2,046     Series 2003-80, Class SY, IF, IO,
              4.34%, 07/25/05................       181
    405     Series 2003-83, Class PG, 5.00%,
              06/25/23.......................       413
    162     Series 2003-91, Class SD, IF,
              6.98%, 07/25/05................       165
    304     Series 2003-106, Class US, IF,
              4.10%, 07/25/05................       244

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
  1,783     Series 2003-116, Class SB, IF,
              IO, 4.29%, 07/25/05............       134
    202     Series 2003-128, Class KE, 4.50%,
              01/25/14.......................       204
    441     Series 2003-130, Class SX, IF,
              6.55%, 07/25/05................       444
    609     Series 2004-10, Class SC, IF,
              15.34%, 07/25/05...............       720
    356     Series 2004-14, Class SD, IF,
              4.10%, 07/25/05................       292
  1,000     Series 2004-21, Class AE, 4.00%,
              04/25/19.......................       947
     72     Series 2004-21, Class CO, PO,
              04/25/34.......................        51
    405     Series 2004-25, Class PC, 5.50%,
              01/25/34.......................       425
    375     Series 2004-25, Class SA, IF,
              10.41%, 07/25/05...............       399
    263     Series 2004-36, Class PC, 5.50%,
              02/25/34.......................       270
    532     Series 2004-36, Class SA, IF,
              10.41%, 07/25/05...............       567
    287     Series 2004-76, Class CL, 4.00%,
              10/25/19.......................       274
     15     Series G-14, Class L, 8.50%,
              06/25/21.......................        16
     69     Series G-18, Class Z, 8.75%,
              06/25/21.......................        76
     23     Series G-22, Class G, 6.00%,
              12/25/16.......................        24
     51     Series G-35, Class M, 8.75%,
              10/25/21.......................        56
     60     Series G95-1, Class C, 8.80%,
              01/25/25.......................        65
     47     Series G93-5, Class Z, 6.50%,
              02/25/23.......................        49
    213     Series G92-35, Class E, 7.50%,
              07/25/22.......................       225
     13     Series G92-42, Class Z, 7.00%,
              07/25/22.......................        14
    313     Series G92-44, Class ZQ, 8.00%,
              07/25/22.......................       339
    226     Series G92-54, Class ZQ, 7.50%,
              09/25/22.......................       241
            Federal National Mortgage
              Association Grantor Trust
    415     Series 2001-48, Class Z, 6.50%,
              09/25/21.......................       452
            Federal National Mortgage
              Association Whole Loan
     54     Series 2002-W5, Class A6, 6.00%,
              07/25/29.......................        54

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 48

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
  1,012     Series 2002-W5, Class A7, 6.25%,
              08/25/30.......................     1,031
    236     Series 2002-W5, Class A10, FRN,
              IO, 4.79%, 07/25/05............        17
    681     Series 2003-W1, Class 1A1, 6.50%,
              12/25/42.......................       709
    195     Series 2003-W4, Class 2A, 6.50%,
              10/25/42.......................       200
    202     Series 2003-W8, Class 1A3, 4.75%,
              12/25/42.......................       201
    582     Series 2004-W2, Class 2A2, 7.00%,
              02/25/44.......................       617
            Government National Mortgage
              Association
    179     Series 1994-3, Class PQ, 7.49%,
              07/16/24.......................       190
    631     Series 1994-4, Class KQ, 7.99%,
              07/16/24.......................       672
    607     Series 1994-7, Class PQ, 6.50%,
              10/16/24.......................       652
    241     Series 1995-3, Class DQ, 8.05%,
              06/16/25.......................       256
     70     Series 1995-7, Class CQ, 7.50%,
              09/16/25.......................        74
    505     Series 1996-16, Class E, 7.50%,
              08/16/26.......................       532
    111     Series 1998-26, Class K, 7.50%,
              09/17/25.......................       118
  1,691     Series 1999-4, Class ZB, 6.00%,
              02/20/29.......................     1,724
    968     Series 1999-10, Class ZC, 6.50%,
              04/20/29.......................     1,035
    282     Series 1999-30, Class S, IF, IO,
              5.36%, 08/16/29................        20
    203     Series 1999-41, Class Z, 8.00%,
              11/16/29.......................       218
    161     Series 1999-44, Class PC, 7.50%,
              12/20/29.......................       169
    381     Series 2000-6, Class Z, 7.50%,
              02/20/30.......................       405
    405     Series 2000-9, Class PB, 7.50%
              06/16/26.......................       415
     66     Series 2000-9, Class Z, 8.00%,
              06/20/30.......................        71
    699     Series 2000-9, Class ZJ, 8.50%,
              02/16/30.......................       792
    405     Series 2000-14, Class PD, 7.00%,
              02/16/30.......................       430
    172     Series 2000-16, Class ZN, 7.50%,
              02/16/30.......................       182
    935     Series 2000-37,Class B, 8.00%,
              12/20/30.......................       993

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     77     Series 2000-38, Class AH, 7.15%,
              12/20/30.......................        80
    593     Series 2001-7, Class PK, 6.50%,
              03/20/31.......................       616
     33     Series 2001-32, Class WA, IF,
              11.98%, 07/20/05...............        36
    405     Series 2001-64, Class MQ, 6.50%,
              12/20/31.......................       430
    202     Series 2002-7, Class PG, 6.50%,
              01/20/32.......................       209
    388     Series 2002-31, Class S, IF, IO,
              5.46%, 07/16/05................        31
  2,081     Series 2002-36, Class VB, 6.50%,
              07/20/19.......................     2,111
    405     Series 2002-40, Class UK, 6.50%,
              06/20/32.......................       432
  2,227     Series 2002-45, Class QE, 6.50%,
              06/20/32.......................     2,365
    405     Series 2002-47, Class PG, 6.50%,
              07/16/32.......................       432
    405     Series 2002-47, Class PY, 6.00%,
              07/20/32.......................       427
    405     Series 2002-47, Class VB, 6.50%,
              09/20/17.......................       409
    611     Series 2002-47, Class ZA, 6.50%,
              07/20/32.......................       645
    340     Series 2002-48, Class VM, 6.50%,
              09/20/16.......................       347
     81     Series 2002-51, Class SG, IF,
              18.37%, 07/20/05...............       101
    364     Series 2002-54, Class GB, 6.50%,
              08/20/32.......................       383
  1,127     Series 2002-67, Class VA, 6.00%,
              03/20/13.......................     1,150
    165     Series 2002-79, Class KV, 6.00%,
              11/20/13.......................       172
    374     Series 2002-88, Class LI, IO,
              5.50%, 11/20/28................        20
  1,438     Series 2002-88, Class VA, 6.00%,
              12/20/17.......................     1,502
    618     Series 2003-4, Class NI, IO,
              5.50%, 01/20/32................        83
    335     Series 2003-4, Class NY, 5.50%,
              12/20/13.......................       346
    156     Series 2003-24, PO, 03/16/33.....       138
    304     Series 2003-40, Class TJ, 6.50%,
              03/20/33.......................       340
    509     Series 2003-52, Class AP, PO,
              06/16/33.......................       426
     45     Series 2003-66, Class EO, PO,
              08/20/33.......................        38

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    372     Series 2003-95, Class SC, IF, IO,
              3.76%, 07/17/05................        15
    101     Series 2004-28, Class S, IF,
              10.76%, 07/16/05...............       108
    193     Series 2004-73, Class AE, IF,
              8.17%, 07/17/05................       198
            Vendee Mortgage Trust
  1,138     Series 96-1, Class 1Z, 6.75%,
              02/15/26.......................     1,221
    736     Series 1994-1, Class 1, VAR,
              5.63%, 07/15/05................       752
    409     Series 1996-2, Class 1Z, 6.75%,
              06/15/26.......................       432
  1,464     Series 1997-1, Class 2Z, 7.50%,
              02/15/27.......................     1,581
    405     Series 1998-1, Class 2E, 7.00%,
              09/15/27.......................       428
                                               --------
                                                157,168
                                               --------
Non-Agency (7.2%):
    164     Banc of America Funding Corp.
            Series 2004-1, PO, 03/25/34......       134
            Banc of America Mortgage
              Securities
    117     Series 2003-8, Class A, PO,
              11/25/33.......................        88
    191     Series 2004-6, Class A, PO,
              07/25/34.......................       150
    126     Bank of America Alternative Loan
              Trust
            Series 2003-11, PO, 01/25/34.....       105
    270     Bank of America Mortgage
              Securities
            Series 2003-11, PO,
              02/25/34(e)....................       227
            Bear Stearns Commercial Mortgage
              Securities
     96     Series 2000-WF1, Class A1, 7.64%,
              02/15/32.......................       102
    240     Series 2004-T16, Class A2, 3.70%,
              02/13/46.......................       237
     59     BHN II Mortgage Trust
            Series 1997-1, Class A2, 7.92%,
              07/25/09 (d)(e)(i).............         1
            Citigroup Mortgage Loan Trust,
              Inc.
    453     Series 2003-UP3, Class A3, 7.00%,
              09/25/33.......................       467
    586     Series 2003-UST1, Class A1, FRN,
              5.50%, 12/25/18................       596
    104     Series 2003-UST1, PO, 12/25/18...        87
     84     Series 2003-UST1, PO, 12/25/18...        72
            Countrywide Alternative Loan
              Trust
  1,215     Series 2002-8, Class A4, 6.50%,
              07/25/32.......................     1,227
  1,085     Series 2004-2CB, Class 1A9,
              5.75%, 03/25/34................     1,077

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency, continued:
            Countrywide Home Loan Mortgage
              Pass Through Trust
  1,093     Series 2003-26, Class 1A6, 3.50%,
              08/25/33.......................     1,017
    546     Series 2003-J7, Class 4A3, IF,
              5.51%, 07/25/05................       538
    182     Series 2003-J13, PO, 01/25/34....       154
    164     Series 2004-HYB3, Class 2A, VAR,
              4.12%, 07/20/05................       162
    725     Series 2005-R1, Class 2A, PO,
              03/01/35(e)....................       596
    198     Deutsche Mortgage Securities,
              Inc.
            Series 2004-1, Class 2A, PO,
              10/25/18.......................       171
    810     Equitable Life Assurance Society
              of the US (The)
            Series 174, Class A1, 7.24%,
              05/15/09 (e)...................       831
            First Horizon Asset Securities,
              Inc.
    769     Series 2004-AR1, Class 2A2 FRN,
              5.04%, 07/25/05................       775
  1,254     Series 2004-AR7, Class 2A1, FRN,
              4.95%, 07/25/05................     1,260
    202     Series 2004-AR7, Class 2A2 FRN,
              4.95%, 07/25/05................       205
    104     GSR Mortgage Loan Trust
            Series 2004-13F, Class 2A3,
              6.00%, 11/25/34................       104
    405     JP Morgan Commercial Mortgage
              Finance Corp. (q)
            Series 1997-C4, Class B, VAR,
              7.47%, 12/26/28................       418
    598     MASTR Adjustable Rate Mortgages
              Trust
            Series 2004-13, Class 2A1, FRN,
              3.82%, 07/21/05................       592
            MASTR Alternative Loans Trust
  1,175     Series 2003-9, Class 8A1, 6.00%,
              01/25/34.......................     1,199
  3,598     Series 2004-4, Class 10A1, 5.00%,
              05/25/24.......................     3,469
    106     Series 2004-7, Class 30, PO,
              08/25/34.......................        80
    276     Series 2004-10, Class 1A1, 4.50%,
              09/25/19.......................       273
            MASTR Asset Securitization Trust
    235     Series 2003-4, Class 2A2, 5.00%,
              05/25/18.......................       237
    184     Series 2004-8, PO, 08/25/19......       146
    716     Merrill Lynch Mortgage Investors,
              Inc.
            Series 1997-C2, Class A2, 6.54%,
              12/10/29.......................       749

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 50

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency, continued:
    500     Merrill Lynch Mortgage Trust
            4.67%, 05/12/43..................       502
    250     MortgageIT Trust
            Series 2005-1, Class 1A1, FRN,
              3.63%, 07/25/05................       250
            Nomura Asset Acceptance Corp.
    319     Series 2003-A1, Class A1, 5.50%,
              05/25/33.......................       323
    346     Series 2003-A1, Class A2, 6.00%,
              05/25/33.......................       350
     77     Series 2003-A1, Class A5, 7.00%,
              04/25/33.......................        77
    306     Series 2004-R2, Class A1, VAR,
              6.50%, 07/25/05 (e)............       316
     --(h)  Paine Webber CMO Trust
            Series H, Class 4, 8.75%,
              04/01/18.......................        --(h)
            Residential Accredit Loans, Inc.
  1,707     Series 2002-QS8, Class A5, 6.25%,
              06/25/17.......................     1,723
    430     Series 2002-QS16, Class A3, IF,
              9.69%, 07/25/05................       458
    478     Series 2003-QS3, Class A2, IF,
              9.21%, 07/25/05................       505
  1,984     Series 2003-QS9, Class A3, IF,
              IO, 4.24%, 07/25/05............       191
    202     Series 2004-QS8, Class A2, 5.00%,
              06/25/34.......................       202
            Residential Funding Mortgage
              Securities I
    770     Series 2003-S7, Class A17, 4.00%,
              05/25/33.......................       752
    202     Series 2003-S12, Class 4A5,
              4.50%, 12/25/32................       194
  1,020     Series 2003-S13, Class 4A5,
              2.50%, 06/25/18................       983
     10     Rural Housing Trust
            Series 1987-1, Class 3B, 7.33%,
              04/01/26.......................        10
    109     Salomon Brothers Mortgage
              Securities VII
            Series 2003-UP2, Class 1, PO,
              12/25/18.......................        92
     78     Structured Mortgage Asset
              Residential Trust
            Series 1993-2A, Class AE, 7.60%,
              03/25/09.......................        80
    810     Wachovia Bank Commercial Mortgage
              Trust
            Series 2004-C15, Class A2, 4.04%,
              10/15/41.......................       803

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency, continued:
    132     Washington Mutual Mortgage
              Securities Corp.
            Series 2003-MS7, Class P, PO,
              03/25/33.......................       109
            Washington Mutual, Inc.
    304     Series 2003-AR7, Class A6, VAR,
              3.03%, 07/25/05................       294
    122     Series 2003-S10, Class A6, PO,
              10/25/18.......................        95
  1,000     Series 2004-S3, Class 2A3, FRN,
              9.72%, 07/25/05................     1,024
            Wells Fargo Mortgage Backed
              Securities Trust
    218     Series 2003-11, Class 1A, PO,
              10/25/18.......................       176
    405     Series 2003-13, Class A7, 4.50%,
              11/25/18.......................       392
    467     Series 2003-17, Class 2A4, 5.50%,
              01/25/34.......................       467
    362     Series 2004-7, Class 2A2, 5.00%,
              07/25/19.......................       364
  1,314     Series 2004-BB, Class A4, FRN,
              4.58%, 07/25/05................     1,312
    376     Series 2004-EE, Class 3A1, FRN,
              3.99%, 07/25/05................       372
    506     Series 2004-S, Class A5, FRN,
              3.54%, 07/25/05................       491
                                               --------
                                                 30,453
                                               --------
    Total Collateralized Mortgage Obligations
    (Cost $187,370)                             187,621
                                               --------
CORPORATE NOTES & BONDS (19.0%):
Aerospace & Defense (0.1%):
    279     Systems 2001 AT LLC
            7.16%, 12/15/11 (e)..............       299
                                               --------
Air Freight & Logistics (0.2%):
    870     FedEx Corp.
            6.72%, 01/15/22..................       993
                                               --------
Airlines (0.6%):
    106     American Airlines, Inc.
            Series 1999-1, 7.02%, 04/15/11...       109
            Continental Airlines, Inc.
     52     Series 1999-2, Class A1, 7.26%,
              09/15/21.......................        52
    202     Series 1999-2, Class A2, 7.06%,
              03/15/11.......................       209
    217     Delta Airlines, Inc.
            Series 2001-1, 6.62%, 03/18/11...       208
            Southwest Airlines Co.
     96     Series 2001-1, 5.10%, 11/01/07...        97
    329     Series 2001-1, 5.50%, 11/01/06...       334

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
CORPORATE NOTES & BONDS, CONTINUED:
Airlines, continued:
            United Airlines, Inc.
    121     Series 2000-1, 7.73%,
              07/01/10 (d)...................       113
    336     Series 2000-2, 7.19%,
              10/01/12 (d)...................       322
    484     Series 2001-1, 6.07%,
              09/01/14 (d)...................       455
    522     Series 2001-1, 7.78%,
              07/01/15 (d)...................       484
                                               --------
                                                  2,383
                                               --------
Automobiles (1.3%):
            DaimlerChrysler NA Holding Corp.
    405     4.75%, 01/15/08..................       407
    709     7.20%, 09/01/09..................       772
            Ford Motor Credit Co.
    405     5.80%, 01/12/09..................       384
  1,100     6.88%, 02/01/06..................     1,111
  1,761     7.38%, 10/28/09..................     1,726
  1,000     7.88%, 06/15/10..................       992
    202     Toyota Motor Credit Corp.
            2.88%, 08/01/08..................       195
                                               --------
                                                  5,587
                                               --------
Capital Markets (3.5%):
            Bear Stearns Cos., Inc. (The)
  1,215     3.25%, 03/25/09..................     1,171
    304     6.25%, 07/15/05..................       304
            Credit Suisse First Boston USA,
              Inc.
    111     4.70%, 06/01/09..................       113
    405     5.50%, 08/15/13..................       429
  1,640     6.13%, 11/15/11..................     1,784
            Goldman Sachs Group, Inc.
    269     3.88%, 01/15/09..................       265
    202     4.75%, 07/15/13..................       202
    425     5.25%, 10/15/13..................       439
    486     6.60%, 01/15/12..................       540
  1,113     6.88%, 01/15/11..................     1,241
    101     7.35%, 10/01/09..................       113
            Lehman Brothers Holdings, Inc.
    202     4.00%, 01/22/08..................       201
    200     4.80%, 03/13/14..................       202
    455     6.63%, 01/18/12..................       508
            Merrill Lynch & Co., Inc.
    405     3.70%, 04/21/08..................       400
    200     4.50%, 11/04/10..................       201
    200     5.00%, 01/15/15..................       205
    202     5.45%, 07/15/14..................       213
    202     Series B, 3.13%, 07/15/08........       196
    304     Series C, 4.13%, 01/15/09........       303
            Morgan Stanley
    243     4.25%, 05/15/10..................       241
    147     4.75%, 04/01/14..................       145

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
CORPORATE NOTES & BONDS, CONTINUED:
Capital Markets, continued:
  1,134     6.60%, 04/01/12..................     1,261
  1,240     6.75%, 04/15/11..................     1,373
            National Rural Utilities
              Cooperative Finance Corp.
  1,761     6.00%, 05/15/06..................     1,793
    209     7.30%, 09/15/06..................       217
    607     State Street Corp.
            7.65%, 06/15/10..................       703
                                               --------
                                                 14,763
                                               --------
Chemicals (0.1%):
    304     Dow Chemical Co. (The)
            6.13%, 02/01/11..................       330
                                               --------
Commercial Banks (2.5%):
            Bank of America Corp.
    607     3.88%, 01/15/08..................       605
    405     7.40%, 01/15/11..................       463
  1,670     7.80%, 02/15/10..................     1,910
    152     Branch Banking & Trust Co.
            4.88%, 01/15/13..................       156
  1,012     First Bank NA
            6.50%, 02/01/08..................     1,067
  1,012     Firstar Bank NA
            7.13%, 12/01/09..................     1,131
    405     Keycorp
            Series G, 4.70%, 05/21/09........       411
    405     Marshall & Ilsley Corp.
            Series E, 5.75%, 09/01/06........       413
    233     Mellon Funding Corp.
            3.25%, 04/01/09..................       226
            Popular North America, Inc.
    202     4.25%, 04/01/08..................       202
    202     Series E, 6.13%, 10/15/06........       206
    380     Royal Bank of Canada (Canada)
            3.88%, 05/04/09..................       378
    229     Suntrust Bank
            6.38%, 04/01/11..................       253
    202     Wachovia Bank NA
            7.80%, 08/18/10..................       235
            Wachovia Corp.
    709     3.50%, 08/15/08..................       696
    688     3.63%, 02/17/09..................       676
            Wells Fargo & Co.
    706     3.13%, 04/01/09..................       683
            Wells Fargo Bank NA
     81     6.45%, 02/01/11..................        89
    628     7.55%, 06/21/10..................       720
                                               --------
                                                 10,520
                                               --------
Commercial Services & Supplies (0.1%):
    283     PHH Corp.
            7.13%, 03/01/13..................       314
                                               --------

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 52

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
CORPORATE NOTES & BONDS, CONTINUED:
Computers & Peripherals (0.1%):
    283     International Business Machines
              Corp.
            5.39%, 01/22/09..................       294
                                               --------
Consumer Finance (1.7%):
    405     American Express Credit Corp.
            3.00%, 05/16/08..................       393
            American General Finance Corp.
    132     Series H, 4.50%, 11/15/07........       132
     91     Series H, 5.38%, 10/01/12........        94
    304     Boeing Capital Corp.
            6.36%, 07/15/05..................       304
     71     Capital One Bank
            5.75%, 09/15/10..................        75
            General Motors Acceptance Corp.
    565     6.13%, 09/15/06..................       566
  1,200     7.25%, 03/02/11..................     1,125
            HSBC Finance Corp.
    202     4.75%, 05/15/09..................       205
  1,417     5.88%, 02/01/09..................     1,488
    202     6.38%, 11/27/12..................       223
    202     6.50%, 11/15/08..................       216
    452     6.75%, 05/15/11..................       502
    304     7.20%, 07/15/06..................       313
    698     8.00%, 07/15/10..................       805
            International Lease Finance Corp.
    177     4.50%, 05/01/08..................       178
    152     5.88%, 05/01/13..................       161
    263     SLM Corp.
            Series A, 5.38%, 01/15/13........       277
                                               --------
                                                  7,057
                                               --------
Diversified Financial Services (2.8%):
            Associates Corp. of N. America
    202     6.38%, 11/15/05..................       204
  1,108     8.15%, 08/01/09..................     1,268
            CIT Group, Inc.
    486     6.50%, 02/07/06..................       493
    200     7.75%, 04/02/12..................       234
     51     Citicorp, Inc.
            6.75%, 08/15/05..................        51
            Citigroup, Inc.
    121     3.50%, 02/01/08..................       119
    202     4.25%, 07/29/09..................       203
    506     5.63%, 08/27/12..................       540
     81     6.20%, 03/15/09..................        86
            General Electric Capital Corp.
    202     Series A, 2.80%, 01/15/07........       198
    455     Series A, 3.50%, 05/01/08........       448
    425     Series A, 4.25%, 01/15/08........       427
    354     Series A, 4.63%, 09/15/09........       360
    709     Series A, 5.38%, 03/15/07........       724
  1,042     Series A, 5.88%, 02/15/12........     1,127
  1,215     Series A, 6.00%, 06/15/12........     1,325

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
CORPORATE NOTES & BONDS, CONTINUED:
Diversified Financial Services, continued:
    516     Series A, 6.13%, 02/22/11........       561
     54     Series A, 7.88%, 12/01/06........        57
            John Hancock Global Funding II
    243     3.50%, 01/30/09 (e)..............       237
    243     7.90%, 07/02/10 (e)..............       283
            MassMutual Global Funding II
    330     3.25%, 06/15/07 (e)..............       325
    405     3.50%, 03/15/10 (e)..............       390
            New York Life Global Funding
    223     3.88%, 01/15/09 (e)..............       221
    506     5.38%, 09/15/13 (e)..............       533
            Principal Life Global Funding I
    202     2.80%, 06/26/08 (e)..............       195
     61     6.13%, 03/01/06 (e)..............        62
    765     6.25%, 02/15/12 (e)..............       844
    202     Washington Mutual Financial Corp.
            6.88%, 05/15/11..................       227
                                               --------
                                                 11,742
                                               --------
Diversified Telecommunication Services
  (1.6%):
    142     Ameritech Capital Funding
            6.15%, 01/15/08..................       148
    218     Bellsouth Telecommunications
            6.30%, 12/15/15..................       233
    830     British Telecommunications plc
              (United Kingdom)
            8.38%, 12/15/05..................       983
    587     France Telecom S.A. (France)
            8.00%, 09/01/05..................       681
    176     New York Telephone Co.
            6.00%, 04/15/08..................       182
    567     Nynex Capital Funding Co.
            Series B, SUB, 8.23%, 10/15/05...       641
     57     Nynex Corp.
            9.55%, 05/01/10..................        64
            Sprint Capital Corp.
  1,083     6.00%, 01/15/07..................     1,110
    253     7.13%, 01/30/06..................       257
     81     7.63%, 01/30/11..................        92
    182     8.38%, 03/15/12..................       219
    283     TELUS Corp. (Canada)
            8.00%, 06/01/11..................       331
    202     Verizon Florida, Inc.
            Series F, 6.13%, 01/15/13........       217
  1,063     Verizon Global Funding Corp.
            7.25%, 12/01/10..................     1,205
    405     Verizon Virginia, Inc.
            Series A, 4.63%, 03/15/13........       399
                                               --------
                                                  6,762
                                               --------
Electric Utilities (0.7%):
     81     Alabama Power Co.
            4.70%, 12/01/10..................        82

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
CORPORATE NOTES & BONDS, CONTINUED:
Electric Utilities, continued:
     67     American Electric Power Co., Inc.
            Series A, 6.13%, 05/15/06........        68
    233     Carolina Power & Light Co.
            5.13%, 09/15/13..................       241
    547     Constellation Energy Group, Inc.
            6.35%, 04/01/07..................       566
    324     Dominion Resources, Inc.
            Series B, 6.25%, 06/30/12........       352
    202     DTE Energy Co.
            Series A, 6.65%, 04/15/09........       218
            Duke Energy Corp.
    455     4.20%, 10/01/08..................       453
    405     5.63%, 11/30/12..................       430
    405     Exelon Generation Co., LLC
            6.95%, 06/15/11..................       454
     59     Kiowa Power Partners LLC
            4.81%, 12/30/13 (e)..............        58
    227     Ohio Valley Electric Corp.
            5.94%, 02/12/06 (e)..............       230
     15     Virginia Electric & Power Co.
            Series A, 5.38%, 02/01/07........        15
                                               --------
                                                  3,167
                                               --------
Food & Staples Retailing (0.1%):
    304     Kroger Co. (The)
            8.05%, 02/01/10..................       346
                                               --------
Gas Utilities (0.1%):
    820     Enron Corp.
            6.75%, 07/01/05 (d) (f)..........        --(h)
    162     KeySpan Gas East Corp.
            7.88%, 02/01/10..................       185
    263     Southern California Gas Co.
            4.80%, 10/01/12..................       269
                                               --------
                                                    454
                                               --------
Hotels, Restaurants & Leisure (0.0%)(g):
     81     Harrah's Operating Co., Inc.
            8.00%, 02/01/11..................        93
                                               --------
Industrial Conglomerates (0.2%):
    455     Honeywell International, Inc.
            5.13%, 11/01/06..................       460
            Tyco International Group S.A.
              (Bermuda)
    152     6.38%, 10/15/11..................       167
    253     6.75%, 02/15/11..................       281
                                               --------
                                                    908
                                               --------
Insurance (1.3%):
    385     American International Group,
              Inc.
            4.25%, 05/15/13..................       373
            ASIF Global Financing
    607     2.65%, 01/17/06 (e)..............       603
    455     3.90%, 10/22/08 (e)..............       447

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
CORPORATE NOTES & BONDS, CONTINUED:
Insurance, continued:
    607     4.90%, 01/17/13 (e)..............       616
    405     Jackson National Life Global
              Funding
            6.13%, 05/30/12 (e)..............       445
    222     Metropolitan Life Global Funding
              I
            5.20%, 09/18/13 (e)..............       232
    810     Metropolitan Life Insurance Co.
            7.00%, 11/01/05 (e)..............       818
    304     MGIC Investment Corp.
            6.00%, 03/15/07..................       313
    445     Monumental Global Funding II
            4.38%, 07/30/09 (e)..............       446
    324     Monumental Global Funding III
            5.20%, 01/30/07 (e)..............       330
    121     Nationwide Financial Services
            6.25%, 11/15/11..................       133
    233     Pacific Life Global Funding
            3.75%, 01/15/09 (e)..............       230
            Protective Life Secured Trust
    217     4.00%, 10/07/09..................       215
    405     4.00%, 04/01/11..................       398
     76     XL Capital Ltd. (Cayman Islands)
            5.25%, 09/15/14..................        77
                                               --------
                                                  5,676
                                               --------
IT Services (0.1%):
    405     First Data Corp.
            3.90%, 10/01/09..................       399
                                               --------
Media (0.6%):
    106     Comcast Cable Communications
              Holdings, Inc.
            8.38%, 03/15/13..................       129
    121     Comcast Corp.
            5.50%, 03/15/11..................       126
    182     Cox Communications, Inc.
            7.75%, 11/01/10..................       206
     20     Liberty Media Corp.
            5.70%, 05/15/13..................        19
    749     Tele-Communications-TCI Group
            9.80%, 02/01/12..................       954
    223     Time Warner Entertainment Co. LP
            10.15%, 05/01/12.................       288
            Time Warner, Inc.
    283     7.48%, 01/15/08..................       303
    430     8.18%, 08/15/07..................       463
                                               --------
                                                  2,488
                                               --------
Multi-Utilities (0.0%)(g):
    221     PSEG Power LLC
            7.75%, 04/15/11..................       255
                                               --------
Oil & Gas (0.2%):
    476     ConocoPhillips
            8.75%, 05/25/10..................       567

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 54

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
CORPORATE NOTES & BONDS, CONTINUED:
Oil & Gas, continued:
    166     Ras Laffan Liquefied Natural Gas
              Co., Ltd. (Qatar)
            7.63%, 09/15/06 (e)..............       170
                                               --------
                                                    737
                                               --------
Paper & Forest Products (0.2%):
            International Paper Co.
    334     4.00%, 04/01/10..................       323
    131     4.25%, 01/15/09..................       129
    142     Union Camp Corp.
            6.50%, 11/15/07..................       149
            Weyerhaeuser Co.
     71     6.13%, 03/15/07..................        73
     40     6.75%, 03/15/12..................        44
                                               --------
                                                    718
                                               --------
Real Estate (0.2%):
    557     EOP Operating LP
            6.75%, 02/15/12..................       613
     81     ERP Operating LP
            4.75%, 06/15/09..................        82
                                               --------
                                                    695
                                               --------
Road & Rail (0.1%):
            Burlington Northern Santa Fe
              Corp.
    235     6.13%, 03/15/09..................       249
    202     7.13%, 12/15/10..................       228
                                               --------
                                                    477
                                               --------
Thrifts & Mortgage Finance (0.5%):
            Countrywide Home Loans, Inc.
    233     3.25%, 05/21/08..................       226
    253     Series E, 7.20%, 10/30/06........       262
    810     Series L, 4.00%, 03/22/11........       781
            Washington Mutual Bank FA
     76     5.65%, 08/15/14..................        80
    304     6.88%, 06/15/11..................       339
    275     Washington Mutual, Inc.
            4.20%, 01/15/10..................       273
    304     World Savings Bank FSB
            4.50%, 06/15/09..................       307
                                               --------
                                                  2,268
                                               --------
Wireless Telecommunication Services (0.1%):
            New Cingular Wireless Services,
              Inc.
    152     7.50%, 05/01/07..................       161
    364     7.88%, 03/01/11..................       423
                                               --------
                                                    584
                                               --------
  Total Corporate Bonds
    (Cost $80,932)                               80,309
                                               --------

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
FOREIGN GOVERNMENT SECURITIES (0.4%):
            United Mexican States (Mexico)
    375     4.63%, 10/08/08..................       378
    277     6.38%, 01/16/13..................       297
    175     6.63%, 03/03/15..................       193
            Province of Quebec (Canada)
    607     5.75%, 02/15/09..................       641
                                               --------
  Total Foreign Government Securities
    (Cost $1,501)                                 1,509
                                               --------
SUPRANATIONAL (0.0%)(g):
     40     Corp. Andina de Fomento
            5.20%, 05/21/13..................        41
     20     Inter-American Development Bank
            8.40%, 09/01/09..................        23
                                               --------
  Total Supranational
    (Cost $64)                                       64
                                               --------
U.S. GOVERNMENT AGENCY MORTGAGES (5.3%):
            Federal Home Loan Mortgage Corp.
              Gold Pool
    419     4.00%, 08/01/18..................       410
    257     4.50%, 10/01/18..................       257
     92     5.50%, 06/01/17..................        95
    574     6.00%, 04/01/18 - 01/01/34.......       590
  1,306     6.50%, 12/01/13 - 11/01/22.......     1,367
  1,589     7.00%, 08/01/10 - 04/01/26.......     1,663
    242     7.50%, 08/01/08 - 08/01/25.......       255
     48     8.00%, 07/01/20 - 11/01/24.......        50
    171     8.50%, 01/01/10 - 07/01/28.......       185
            Federal Home Loan Mortgage Corp.
              Conventional Pools
     20     ARM, 3.50%, 07/15/05.............        20
    228     ARM, 4.39%, 01/01/27.............       234
     --(h)  8.00%, 04/01/07..................        --(h)
     28     12.00%, 08/01/15 - 07/01/19......        31
            Federal National Mortgage
              Association Conventional Pools
     70     ARM, 3.90%, 07/25/05.............        72
  8,303     4.00%, 09/01/13 - 12/01/18.......     8,155
     31     ARM, 4.20%, 07/25/05.............        32
     77     ARM, 4.26%, 07/25/05.............        77
    266     4.50%, 03/01/19..................       265
    750     ARM, 4.90%, 07/25/05.............       760
      8     ARM, 4.94%, 07/25/05.............         8
    324     5.00%, 12/01/16 - 06/01/18.......       328
    505     5.50%, 12/01/33..................       513
     16     ARM, 5.79%, 07/25/05.............        17
    755     6.00%, 12/01/32 - 09/01/33.......       774
  1,355     6.50%, 04/01/09 - 08/01/31.......     1,411
    221     7.00%, 01/01/07 - 08/01/32.......       232
    220     7.50%, 10/01/12 - 05/01/25.......       234
    454     8.00%, 11/01/12 - 11/01/28.......       486
    198     8.50%, 07/01/24 - 02/01/30.......       217
    132     9.00%, 09/01/19 - 12/01/30.......       144

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
     37     9.50%, 12/01/18..................        41
     25     10.00%, 02/01/24.................        28
     19     12.50%, 01/01/16.................        21
            Government National Mortgage
              Association Various Pools
    856     6.00%, 10/15/17 - 11/15/28.......       886
    693     6.50%, 07/15/09 - 02/15/33.......       725
    725     7.00%, 08/15/23 - 06/15/33.......       771
    315     7.50%, 02/15/06 - 06/15/32.......       335
    468     8.00%, 10/15/06 - 10/20/28.......       504
    126     8.50%, 04/15/06 - 05/20/25.......       138
     55     9.00%, 10/15/05 - 11/15/24.......        62
    111     9.50%, 10/15/05 - 12/15/25.......       124
     42     12.00%, 11/15/19.................        49
                                               --------
  Total U.S. Government Agency Mortgages
    (Cost $22,495)                               22,566
                                               --------
U.S. GOVERNMENT AGENCY SECURITIES (0.8%):
    202     Federal Home Loan Bank
            6.21%, 06/02/09..................       219
            Federal Home Loan Mortgage Corp.
    405     4.13%, 07/12/10..................       406
    173     7.20%, 07/18/06..................       179
            Federal National Mortgage
              Association
    506     5.25%, 01/15/09..................       528
    810     5.50%, 03/15/11..................       869
    243     6.13%, 03/15/12..................       272
    678     6.25%, 02/01/11..................       743
    121     6.63%, 11/15/10..................       136
                                               --------
  Total U.S. Government Agency Securities
    (Cost $3,340)                                 3,352
                                               --------
U.S. TREASURY SECURITIES (18.7%):
            U.S. Treasury Bonds
    405     9.88%, 11/15/15..................       605
  8,514     10.38%, 11/15/12 (m).............     9,793
  6,073     11.75%, 11/15/14.................     8,012
 10,486     12.00%, 08/15/13 (m).............    13,020
  1,458     12.50%, 08/15/14.................     1,940
  4,469     12.75%, 11/15/10 (m).............     4,623
            U.S. Treasury Inflation Indexed
              Bonds
  1,206     3.38%, 01/15/07..................     1,244
  2,201     4.25%, 01/15/10..................     2,476
            U.S. Treasury Notes
    600     3.38%, 02/15/08..................       596
  1,550     3.50%, 12/15/09..................     1,536
    500     3.63%, 07/15/09..................       498

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
U.S. TREASURY SECURITIES, CONTINUED:
    250     5.63%, 05/15/08..................       263
    631     5.75%, 08/15/10..................       690
    435     6.13%, 08/15/07..................       457
    334     6.50%, 10/15/06..................       346
  2,935     6.50%, 02/15/10..................     3,275
            U.S. Treasury STRIPS
  1,215     PO, 3.46%, 05/15/08..............     1,095
  2,551     PO, 3.60%, 05/15/09..............     2,215
    607     PO, 3.62%, 02/15/09..............       532
    454     PO, 3.68%, 08/15/13..............       329
    506     PO, 3.76%, 02/15/10..............       427
  1,518     PO, 3.79%, 11/15/09..............     1,288
  1,680     PO, 3.90%, 05/15/11..............     1,348
  1,822     PO, 3.93%, 02/15/11..............     1,477
  3,745     PO, 4.03%, 05/15/12..............     2,878
     61     PO, 4.07%, 02/15/12..............        47
  1,340     PO, 4.08%, 11/15/12..............     1,007
  1,500     PO, 4.11%, 05/15/13..............     1,101
    101     PO, 4.13%, 08/15/12..............        77
  1,816     PO, 4.14%, 05/15/14..............     1,271
  2,624     PO, 4.16%, 02/15/13..............     1,948
  3,577     PO, 4.16%, 02/15/14..............     2,532
    202     PO, 4.18%, 11/15/13..............       145
  2,268     PO, 4.26%, 11/15/14..............     1,553
  4,002     PO, 4.29%, 08/15/14..............     2,771
  3,517     PO, 4.33%, 11/15/15..............     2,304
    127     PO, 4.37%, 08/15/15..............        84
    607     PO, 4.37%, 05/15/16..............       388
  4,616     PO, 4.41%, 02/15/16..............     2,987
    405     PO, 4.46%, 08/15/16..............       256
                                               --------
  Total U.S. Treasury Obligations
    (Cost $79,986)                               79,434
                                               --------
  Total Long Term Investments
    (Cost $387,687)..........................   386,836
SHARES
---------
SHORT-TERM INVESTMENT (7.9%):
Investment Company (7.9%):
 33,585     JP Morgan Liquid Assets Money
              Market Fund (b) (Cost
              $33,585).......................    33,585
                                               --------
TOTAL INVESTMENTS (99.2%)
  (Cost $421,272)                               420,421
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)      3,246
                                               --------
NET ASSETS (100.0%)                            $423,667
                                               ========

------------
Percentages indicated are based on net assets

See notes to financial statements.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 56

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------
ABBREVIATIONS:

ARM          Adjustable Rate Mortgage. The rate shown is the rate in
             effect as of June 30, 2005.
CMO          Collateralized Mortgage Obligation
FRN          Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.
GO           General Obligation
REIT         Real Estate Investment Trust
STRIPS       Separate Trading of Registered Interest and Principal
             Securities
SUB          Step-Up Bond. The rate shown is the rate in effect as of
             June 30, 2005.
VAR          Variable. The interest rate shown is the rate in effect at
             June 30, 2005.
(a)          Non-income producing security.
(b)          Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan
             Investment Advisors, Inc.
(d)          Defaulted Security.
(e)          All or a portion of this security is a 144A or private
             placement security and can only be sold to qualified
             institutional buyers. Unless otherwise indicated, these
             securities have been determined to be liquid under
             procedures established by the Board of Trustees.
(f)          Fair Valued Investment. The approximate market values and
             percentages, based on net assets that are fair valued for
             the following funds:

                                                                            MARKET VALUE   PERCENTAGE
                                                                            ------------   ----------
             Core Bond Trust.............................................      $1,918         0.0%(g)
             Intermediate Bond Trust.....................................           0(h)       0.0(g)

(g)          Amount rounds to less than 0.1%.
(h)          Amount rounds to less than one thousand.
(i) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k) Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin
(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when issued securities, delayed delivery securities, and reverse repurchase agreements.
(n) The rate shown is the effective yield at the date of purchase.
(q)          Investment in affiliate.
HB High Coupon Bonds (a.k.a. 'IOettes') represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.
IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO Interest Only represents the right to receive the monthly interest payment on an underlying pool or mortgage loans.
             The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
AS OF JUNE 30, 2005

                                                                                   EQUITY INDEX      INTERMEDIATE
                                                              CORE BOND TRUST         TRUST           BOND TRUST
                                                              ---------------   ------------------   ------------
ASSETS:
Investments in non-affiliates, at value.....................    $2,482,523           $395,395          $386,418
Investments in affiliates, at value.........................       167,772              5,074            34,003
                                                                ----------           --------          --------
Total investment securities at value........................     2,650,295            400,469           420,421
                                                                ----------           --------          --------
Cash........................................................            --                  4                --
Receivables:
  Investment securities sold................................           114                 54                97
  Fund shares sold..........................................       178,081              1,055               415
  Interest and dividends....................................        19,936                491             3,474
                                                                ----------           --------          --------
Total Assets................................................     2,848,426            402,073           424,407
                                                                ----------           --------          --------
LIABILITIES:
Payables:
  Due to custodian..........................................           107                 --                37
  Dividends.................................................         5,387              1,328               608
  Investment securities purchased...........................            --                 36                --
  Fund shares redeemed......................................           912                543                --
  Variation margin on futures...............................            --                  5                --
Accrued liabilities:
  Investment advisory fees..................................           267                 19                33
  Custodian and accounting fees.............................            72                 --                12
  Other.....................................................            54                 45                50
                                                                ----------           --------          --------
Total Liabilities...........................................         6,799              1,976               740
                                                                ----------           --------          --------
Net Assets..................................................    $2,841,627           $400,097          $423,667
                                                                ==========           ========          ========
NET ASSETS:
Paid in Capital.............................................    $2,842,959           $403,772          $424,882
Accumulated undistributed (distributions in excess of) net
  investment income.........................................        (1,433)               130              (192)
Accumulated net realized gains (losses) from investments and
  futures...................................................          (681)              (241)             (172)
Net unrealized appreciation (depreciation) from investments
  and futures...............................................           782             (3,564)             (851)
                                                                ----------           --------          --------
Total Net Assets............................................    $2,841,627           $400,097          $423,667
                                                                ==========           ========          ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES): ($0.001
  PAR VALUE)................................................       284,553             26,917            42,514
Net Asset Value.............................................    $     9.99           $  14.86          $   9.97
Cost of Investments.........................................    $2,649,513           $404,031          $421,272

See notes to financial statements

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 58

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE PERIODS INDICATED

                                                                              EQUITY
                                                                 CORE          INDEX       INTERMEDIATE
                                                              BOND TRUST       TRUST        BOND TRUST
                                                              2/7/05(A)      2/7/05(A)      2/7/05(A)
                                                               THROUGH        THROUGH        THROUGH
                                                               6/30/05        6/30/05        6/30/05
                                                              ----------    -----------    ------------
INVESTMENT INCOME:
Dividend income.............................................   $    --        $ 2,826        $    --
Dividend income from affiliates*............................     2,740             68            371
Interest income.............................................    49,692             --(b)       7,329
                                                               -------        -------        -------
Total Investment Income.....................................    52,432          2,894          7,700
                                                               -------        -------        -------
EXPENSES:
Investment advisory fees....................................     3,127            374            480
Administration fees.........................................     1,042            149            160
Custodian and accounting fees...............................        85             21             15
Interest expense............................................        --              2             --
Professional fees...........................................        52             42             43
Trustees' fees..............................................        33              5              5
Printing and mailing costs..................................        21              3              4
Registration and filing fees................................        --(b)           1              1
Transfer agent fees.........................................         5              4              5
Other.......................................................        73             11             12
                                                               -------        -------        -------
Total expenses before waivers...............................     4,438            612            725
                                                               -------        -------        -------
Less amounts waived.........................................    (2,874)          (460)          (485)
                                                               -------        -------        -------
Net Expenses................................................     1,564            152            240
                                                               -------        -------        -------
Net Investment Income (Loss)................................    50,868          2,742          7,460
                                                               -------        -------        -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES:
Net realized gain (loss) on transactions from:
  Investments...............................................      (681)          (313)          (172)
  Investment transactions in affiliates.....................        --             (1)            --
  Futures...................................................        --             73             --
                                                               -------        -------        -------
Net realized gain (loss)....................................      (681)          (241)          (172)
                                                               -------        -------        -------
Net increase (decrease) in unrealized appreciation
  (depreciation) of:
  Investments...............................................       782         (3,291)          (843)
  Investment transactions in affiliates.....................        --           (271)            (8)
  Futures...................................................        --             (2)            --
                                                               -------        -------        -------
Net change in unrealized appreciation (depreciation)........       782         (3,564)          (851)
                                                               -------        -------        -------
Net realized/unrealized gains (losses) on investments and
  futures...................................................       101         (3,805)        (1,023)
                                                               -------        -------        -------
Net increase (decrease) in net assets resulting from
  operations................................................   $50,969        $(1,063)       $ 6,437
                                                               =======        =======        =======
*Includes reimbursement of investment advisory and
  administration fees of:...................................   $   387        $     3        $    50
                                                               -------        -------        -------

------------
(a) Commencement of operations.
(b) Amount rounds to less than $1,000

See notes to financial statements

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
FOR THE PERIODS INDICATED

                                                                                                       INTERMEDIATE
                                                           CORE BOND TRUST     EQUITY INDEX TRUST       BOND TRUST
                                                          -----------------    ------------------    -----------------
                                                              2/7/05(a)            2/7/05(a)             2/7/05(a)
                                                           THROUGH 6/30/05      THROUGH 6/30/05       THROUGH 6/30/05
                                                          -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................     $   50,868             $  2,742             $  7,460
  Net realized gain (loss) on investments and futures...           (681)                (241)                (172)
  Change in net unrealized appreciation/depreciation of
    investments and futures.............................            782               (3,564)                (851)
                                                             ----------             --------             --------
    Net increase (decrease) in net assets from
      operations........................................         50,969               (1,063)               6,437
                                                             ----------             --------             --------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income..............................        (52,301)              (2,612)              (7,652)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...........................      2,931,444              430,642              450,019
  Dividends reinvested..................................         27,870                  440                4,903
  Cost of shares redeemed...............................       (116,355)             (27,310)             (30,040)
                                                             ----------             --------             --------
Change in net assets from capital transactions..........      2,842,959              403,772              424,882
                                                             ----------             --------             --------
NET ASSETS:
Total increase (decrease) in net assets.................      2,841,627              400,097              423,667
Beginning of period.....................................             --                   --                   --
                                                             ----------             --------             --------
End of period...........................................     $2,841,627             $400,097             $423,667
                                                             ==========             ========             ========
Accumulated undistributed (distributions in excess of)
  net investment income.................................     $   (1,433)            $    130             $   (192)
                                                             ==========             ========             ========
SHARE TRANSACTIONS:
  Issued................................................        293,412               28,734               45,063
  Reinvested............................................          2,811                   30                  494
  Redeemed..............................................        (11,670)              (1,847)              (3,043)
                                                             ----------             --------             --------
Change in Shares........................................        284,553               26,917               42,514
                                                             ==========             ========             ========

------------
(a) Commencement of operations.

See notes to financial statements.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 60

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   PER SHARE OPERATING PERFORMANCE
                                     --------------------------------------------------------------------------------------------
                                                    INVESTMENT OPERATIONS                               DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                     NET ASSET      NET        NET REALIZED
                                      VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM      NET         NET
                                     BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

CORE BOND TRUST
 February 7, 2005 (a) to June 30,
  2005.............................   $10.00       $0.19          $ 0.00         $0.19        $(0.20)        --        $(0.20)

EQUITY INDEX TRUST
 February 7, 2005 (a) to June 30,
  2005.............................    15.00        0.10           (0.14)        (0.04)        (0.10)        --         (0.10)

INTERMEDIATE BOND TRUST
 February 7, 2005 (a) to June 30,
  2005.............................    10.00        0.18           (0.02)         0.16         (0.19)        --         (0.19)

------------

(a) Commencement of operations.

(b) Annualized for periods less than one year

(c) Not annualized for periods less than one year

See notes to financial statements.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

--------------------------------------------------------------------------------

                                                             RATIOS/SUPPLEMENTAL DATA:
                                   -----------------------------------------------------------------------------
                                                            RATIOS TO AVERAGE NET ASSETS:
                                                 ---------------------------------------------------
     NET ASSET                     NET ASSETS                    NET INVESTMENT      EXPENSES TO
      VALUE,                         END OF       EXPENSES TO      INCOME TO         AVERAGE NET       PORTFOLIO
      END OF          TOTAL          PERIOD       AVERAGE NET     AVERAGE NET       ASSETS WITHOUT     TURNOVER
      PERIOD        RETURN(c)      (THOUSANDS)     ASSETS(b)       ASSETS(b)          WAIVERS(b)        RATE(c)
     ---------   ---------------   -----------   -------------   --------------   ------------------   ---------

      $  9.99          1.89%       $2,841,627         0.15%           4.88%              0.43%             6%

        14.86         (0.27)          400,097         0.10            1.84               0.41              5

         9.97          1.58           423,667         0.15            4.69               0.45              6

See notes to financial statements.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 62

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION

   JPMorgan Institutional Trust ("JPMIT") (the "Trust") was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. Three separate series of the Trust (collectively, the "Funds") commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS

   Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

   Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

   B. FUTURES CONTRACTS

   The Funds may enter into futures contracts for the delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

   Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

   Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner, allowing the Funds to adjust exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

   As of June 30, 2005, the JPMorgan Equity Index Trust had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

   C. REPURCHASE AGREEMENTS

   The Funds may enter into repurchase agreement transactions with institutions that meet the investment advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

   D. RESTRICTED AND ILLIQUID SECURITIES

   The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. The following are approximately the market value and percentage of the investments that are illiquid and restricted as of June 30, 2005 (amounts in thousands):

    FUND                                                          MARKET VALUE    PERCENTAGE
    ----                                                          ------------    ----------
    JPMorgan Intermediate Bond Trust............................    $     1         0.00%(g)

   ---------------

   (g) Amount rounds to less than 0.01%.

   E. SECURITIES LENDING

   To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds, serves as lending agent to the Funds pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement").

   Under the Securities Lending Agreement, JPMCB acting as agent for the Funds' loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds.

   Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Fund from any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

   As of and for the period ended June 30, 2005, the Funds had no securities on loan.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 64

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   F. SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

   Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

   G. ALLOCATION OF INCOME AND EXPENSES

   Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

   H. FEDERAL INCOME TAXES

   Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

   I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends from net investment income are declared and paid monthly for the Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for the Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   A. INVESTMENT ADVISORY FEE

   Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the "Advisor") acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's average daily net assets. The annual fee rate for the Funds is as follows:

    FUND
    ----
    Core Bond Trust.............................................  0.30%
    Equity Index Trust..........................................  0.25%
    Intermediate Bond Trust.....................................  0.30%

   The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administration fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of such fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

   The advisor waived advisory fees and/or reimbursement expenses as outlined in
   Note 3.E.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   B. ADMINISTRATION FEE

   Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds' average daily net assets.

   The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.D.

   Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005 BISYS Funds Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees payable to the Administrator.

   C. CUSTODIAN AND FUND ACCOUNTING FEES

   JPMCB provides custody and fund accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian and accounting fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings, if any, credits are presented separately in the Statement of Operations.

   D. PLACEMENT AGENT

   J.P. Morgan Institutional Investments, Inc. (the "Placement Agent"), 522 Fifth Avenue, New York, New York 10036, a registered broker-dealer affiliated with the Advisor, serves as the Fund's Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund's private placement of its shares.

   E. WAIVERS AND REIMBURSEMENTS

   The Advisor and Administrator have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, and extraordinary expenses) exceed the percentages of each Fund's respective average daily net assets as shown in the table below (%):

    Core Bond Trust.............................................  0.15%
    Equity Index Trust..........................................  0.10
    Intermediate Bond Trust.....................................  0.15

   The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentages in the table above are due to expire June 30, 2006.

   For the period ended June 30, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                                           CONTRACTUAL WAIVERS
                                                                           -------------------
                                                                  INVESTMENT
    FUND                                                           ADVISORY     ADMINISTRATION    TOTAL
    ----                                                          ----------    --------------    -----
    Core Bond Trust.............................................    $1,832          $1,042        $2,874
    Equity Index Trust..........................................       311             149           460
    Intermediate Bond Trust.....................................       325             160           485

4. OTHER

   Certain officers of the Trust are affiliated with the Advisor and the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

 66

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   During the period, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

   The Funds may use related party brokers/ dealers. For the period ended June 30, 2005, Core Bond Trust, Equity Index Trust, and Intermediate Bond Trust did not incur any brokerage commissions with brokers/ dealers affiliated with the Advisor.

   The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments and in-kind transactions) were as follows (amounts in thousands):

                                           PURCHASES             SALES
                                           (EXCLUDING          (EXCLUDING        PURCHASES OF         SALES OF
    FUND                                U.S. GOVERNMENT)    U.S. GOVERNMENT)    U.S. GOVERNMENT    U.S. GOVERNMENT
    ----                                ----------------    ----------------    ---------------    ---------------
    Core Bond Trust...................     $  190,306           $147,307           $ 32,105            $4,424
    Equity Index Trust................        124,229             16,974                 --                --
    Intermediate Bond Trust...........         29,614             24,183              7,550                 9

6. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

                                                                    GROSS           GROSS        NET UNREALIZED
                                                   AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                                      COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                   ---------     ------------    ------------    --------------
    Core Bond Trust..............................  $2,649,513      $17,713        $ (16,931)        $   782
    Equity Index Trust...........................     404,424       12,248          (16,203)         (3,955)
    Intermediate Bond Trust......................     421,272        1,807           (2,658)           (851)

   The tax character of distributions paid during the period ended June 30, 2005 was as follows: (Total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                                                            DISTRIBUTIONS PAID FROM:
                                                             -------------------------------------------------------
                                                                                                    DISTRIBUTIONS
                                                                NET                                    PAYABLE
                                                             INVESTMENT          TOTAL                  AS OF
                                                               INCOME      DISTRIBUTIONS PAID       JUNE 30, 2005
                                                             ----------    ------------------       -------------
    Core Bond Trust........................................   $46,914           $46,914                $5,387
    Equity Index Trust.....................................     1,284             1,284                 1,328
    Intermediate Bond Trust................................     7,044             7,044                   608

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005
Continued

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   At June 30, 2005, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                              CURRENT DISTRIBUTABLE
                                                          CURRENT           LONG-TERM CAPITAL GAIN OR      UNREALIZED
                                                       DISTRIBUTABLE         TAX BASIS CAPITAL LOSS       APPRECIATION
                                                      ORDINARY INCOME               CARRYOVER            (DEPRECIATION)
                                                   ---------------------    -------------------------    --------------
    Core Bond Fund...............................         $3,963                      $  0                  $   782
    Equity Index Trust...........................          1,567                        43                   (3,955)
    Intermediate Bond Trust......................            417                         0                     (851)

   For Equity Index Trust the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals.

   Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2005, the Funds deferred to July 1, 2005 post October capital losses of (amounts in thousands):

                                                                   CAPITAL LOSSES
                                                                   --------------
    Core Bond Trust.............................................        $681
    Equity Index Trust..........................................           0
    Intermediate Bond Trust.....................................         172

7. BORROWINGS

   The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of and for the period ended June 30, 2005, the Fund had no outstanding borrowings from the unsecured uncommitted credit facility.

8. CONCENTRATIONS AND INDEMNIFICATIONS

   The ability of the issuers of debt, asset-backed and mortgage-backed securities, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

   From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

   In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. TRANSFERS-IN-KIND

   For the period ended June 30, 2005, certain shareholders of the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust purchased shares in exchange for investment portfolio securities primarily by means of a subscription in-kind exchange

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 68

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   for shares of the Fund. Cash and portfolio securities were transferred on the dates and at the market values listed below (amounts in thousands):

    FUND                                                           DATE     MARKET VALUE           TYPE
    ----                                                           ----     ------------           ----
    Core Bond Trust............................................  02/04/05    $2,394,758    Subscription in-kind
                                                                 03/31/05         9,392    Subscription in-kind
    Equity Index Trust.........................................  02/04/05       269,260    Subscription in-kind
    Intermediate Bond Trust....................................  02/04/05       373,851    Subscription in-kind

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
JPMorgan Institutional Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust, and JPMorgan Intermediate Bond Trust (hereafter referred to collectively as the "Funds") at June 30, 2005 and the results of each of their operations, changes in net assets, and financial highlights for the period February 7, 2005 (commencement of operations) to June 30, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 15, 2005

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 70

JPMORGAN INSTITUTIONAL TRUST FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES

                                                                 NUMBER OF
                                                            PORTFOLIOS/FUNDS IN
NAME (YEAR OF BIRTH);                                          JPMORGAN FUNDS
POSITIONS WITH                PRINCIPAL OCCUPATION(S)            COMPLEX(1)           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)               DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE    OUTSIDE JPMORGAN FUNDS COMPLEX
------------------------   ------------------------------   --------------------   ------------------------------
NON-INTERESTED TRUSTEES

Cheryl Ballenger (1956);   Mathematics Teacher, Vernon               13            None.
Chairperson (since 2005)   Hills High School (August
and Trustee (since 2005)   2004- Present); Mathematics
                           Teacher, Round Lake High
                           School (2003-2004) and
                           formerly Executive Vice
                           President and Chief Financial
                           Officer, Galileo International
                           Inc. (travel technology)

Jerry B. Lewis (1939);     Retired; formerly President,              13            None.
Trustee (since 2005)       Lewis Investments Inc.
                           (registered investment
                           adviser); previously, various
                           managerial and executive
                           positions at Ford Motor
                           Company (Treasurer's Office,
                           Controller's Office, Auditing
                           and Corporate Strategy)

John R. Rettberg (1937);   Retired; formerly Corporate               13            None.
Trustee (since 2005)       Vice President and Treasurer,
                           Northrop Grumman Corporation
                           (defense contractor)

Ken Whipple (1934);        Chairman (1999-Present) and               13            Director of AB Volvo and Korn
Trustee (since 2005)       CEO (1999-2004), CMS Energy                             Ferry International (executive
                                                                                   recruitment)

INTERESTED TRUSTEES

John F. Ruffle(2)          Retired; formerly Vice                    13            Trustee of John Hopkins
(1937); Trustee (since     Chairman, J.P. Morgan Chase &                           University, Director of
2005)                      Co. Inc. and Morgan Guaranty                            Reckson Associates Realty
                           Trust Co. of NY                                         Corp. and American Shared
                                                                                   Hospital Services

------------
(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve includes four investment companies.

(2) The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

(3) The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN INSTITUTIONAL TRUST FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE FUND (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------  ------------------------------------------------------------
George C.W. Gatch (1962),     Managing Director of JPMorgan Investment Management Inc.;
President (2005)              Director and President, JPMorgan Distribution Services, Inc.
                              and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is
                              CEO and President of JPMorgan Funds. Mr Gatch has been an
                              employee since 1986 and Mr. Gatch has held positions such as
                              President and CEO of DKB Morgan, a Japanese mutual fund
                              company which was a joint venture between J.P. Morgan and
                              Dai-Ichi Kangyo Bank, as well as positions in business
                              management, marketing and sales.

Robert L. Young (1963),       Director and Vice President of JPMorgan Distribution
Senior Vice President         Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2005)*                       Operating Officer, JPMorgan Funds since 2005 to present and
                              One Group Mutual Funds from 2001 until 2005. Mr. Young is
                              Vice President and Treasurer, JPMorgan Funds Management,
                              Inc. (formerly One Group Administrative Services) and Vice
                              President and Treasurer, JPMorgan Distribution Services,
                              Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                              2005.

Patricia A. Maleski (1960),   Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief      Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer        and Board Liaison. Ms. Maleski was the Vice President of
(2005)                        Finance for the Pierpont Group, Inc., an independent company owned by Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969),   Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2005)*             Mutual Fund Administration, JPMorgan Funds Management, Inc.
                              (formerly One Group Administrative Services), from 2004 to
                              2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly
                              Bank One Corporation) from 2003 to 2004; prior to joining
                              Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Scott E. Richter (1956),      From February 2003 to present, Senior Associate General
Secretary and Chief Legal     Counsel, Bank One Corporation (now known as JPMorgan Chase &
Officer (2005)*               Co.). From November 1998 to January 2003, Deputy General
                              Counsel, Institutional Division, INVESCO. From January 1997
                              to October 1998, Associate General Counsel, Piper Capital
                              Management.

Michael L. Tucker (1954),     First Vice President and Senior Counsel, JPMorgan Chase &
Vice President and Assistant  Co. Member of Law Department since 1998. Mr. Tucker was an
Secretary (2005)*             Associate from 1987-1994 and Of Counsel 1995-1998 at the law firm of Mayer, Brown, Rowe and Maw.

Susan M. Camming (1969),      Vice President and Senior Counsel, JPMorgan Chase & Co.
Vice President and Assistant  Member of Law Department since 1991.
Secretary (2005)*

Paul L. Gulinello (1950),     Vice President and Anti Money Laundering Compliance Officer
Vice President (2005)         for JPMorgan Asset Management Americas, additionally
                              responsible for personal trading and compliance testing
                              since 2004; Treasury Services Operating Risk Management and
                              Compliance Executive supporting all JPMorgan Treasury
                              Services business units from July 2000 to 2004.

Stephen M. Benham (1959),     Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)              & Co. since 2004; Vice President (Legal Advisory) of Merrill
                              Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                              2000.

Elizabeth A. Davin (1964),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*   & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                              (formerly Bank One Corporation) from 2004-2005; Assistant
                              General Counsel and Associate General Counsel and Vice
                              President, Gartmore Global Investments, Inc. from 1999 to
                              2004.

Jessica K. Ditullio (1962),   Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*   & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One
                              Corporation) since 1990.

Nancy E. Fields (1949),       Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2005)*   Distribution Services, Inc. from 1999 to 2005; Director,
                              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                              (formerly One Group Administrative Services, Inc.) and
                              Senior Project Manager, Mutual Funds, JPMorgan Distribution
                              Services, Inc. (formerly One Group Dealer Services, Inc.)

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 72

JPMORGAN INSTITUTIONAL TRUST FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE FUND (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------  ------------------------------------------------------------
Ellen W. O'Brien (1957),      Assistant Vice President, JPMorgan Investor Services, Co.,
Assistant Secretary (2005)**  responsible for Blue Sky registration. Ms. O'Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967),     Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)    for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                              conversion projects during the past five years.

Christopher D. Walsh (1965),  Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2005)    has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                              mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                              Fund Administration at Prudential Investments from 1996 to
                              2000.

Arthur A. Jensen (1966),      Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*   2005; formerly, Vice President of Financial Services of
                              BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                              Supervisor at Allstate Insurance Company prior to 2001.

STEPHEN M. UNGERMAN (1953),   Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
SENIOR VICE PRESIDENT AND     was head of Fund Administration-Pooled Vehicles from 2000 to
CHIEF COMPLIANCE OFFICER      2004. Mr. Ungerman held a number of positions in Prudential
(2005)                        Financial's asset management business prior to 2000.

------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

 * The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

** The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA
   02108.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, February 7, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                        ENDING        EXPENSES PAID
                                                     BEGINNING          ACCOUNT       DURING PERIOD
                                                  ACCOUNT VALUE,      VALUE, JUNE     JANUARY 1, TO    ANNUALIZED
                                                  JANUARY 1, 2005      30, 2005       JUNE 30, 2005   EXPENSE RATIO
                                                  ---------------    -------------    -------------   -------------
CORE BOND TRUST
Actual*.........................................      $1,000           $1,018.90          $0.60           0.15%
Hypothetical**..................................      $1,000           $1,019.13          $0.60           0.15%
EQUITY INDEX TRUST
Actual*.........................................      $1,000           $  997.30          $0.39           0.10%
Hypothetical**..................................      $1,000           $1,019.33          $0.40           0.10%
INTERMEDIATE BOND TRUST
Actual*.........................................      $1,000           $1,015.80          $0.60           0.15%
Hypothetical**..................................      $1,000           $1,019.13          $0.60           0.15%

------------

* Beginning account values as of February 7, 2005 (commencement of offering of the Fund) and expenses paid during the period from February 7, 2005 through June 30, 2005.

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 74

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

TAX LETTER
(UNAUDITED)

CORE BOND TRUST
EQUITY INDEX TRUST
INTERMEDIATE BOND TRUST

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable period ended June 30, 2005. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns for the calendar year ending December 31, 2005 will be received under separate cover.

The following represents the percentage of ordinary income distributions eligible for the 70% dividend received deduction for corporate shareholders for the fiscal period ended June 30, 2005:

                                                              DIVIDEND
                                                              RECEIVED
                                                              DEDUCTION
                                                              ---------
Equity Index Trust..........................................   100.00%

For the fiscal year ended June 30, 2005, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The following represents the amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

                                                              QUALIFIED
                                                              DIVIDEND
                                                               INCOME
                                                              ---------
Equity Index Trust..........................................   $2,612

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal period ended June 30, 2005:

                                                                INCOME FROM
                                                               U.S. TREASURY
                                                                OBLIGATIONS
                                                               -------------
Core Bond Trust.............................................       36.01%
Intermediate Bond Trust.....................................       33.45%

The following represents the percentage of qualified interest income for the fiscal year ended June 30, 2005:

                                                              QUALIFIED
                                                              INTEREST
                                                               INCOME
                                                              ---------
Core Bond Trust.............................................   95.44%
Intermediate Bond Trust.....................................   96.35%

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

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JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

 76

                      (This page intentionally left blank)

JPMORGAN ASSET MANAGEMENT    INSTITUTIONAL TRUST FUNDS ANNUAL REPORT    June 30,
2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.



                                                              [JPMORGAN LOGO]
TOG-F-050 (8/05)                                              ASSET MANAGEMENT

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IN EFFECT AS OF JUNE 30, 2005 IS INCLUDED AS EXHIBIT 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

      (i) Has at least one audit committee financial expert serving on its audit committee; or

      (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE SECURITIES AND EXCHANGE COMMISSION HAS STATED THAT THE DESIGNATION OR IDENTIFICATION OF A PERON AS AN AUDIT COMMITTEE FINANCIAL EXPERT PURSUANT TO THIS ITEM 3 OF FORM N-CSR DOES NOT IMPOSE ON SUCH PERSON ANY DUTIES, OBLIGATIONS OR LIABILITIES THAT ARE GREATER THAN THE DUTIES, OBLIGATIONS AND LIABILITIES IMPOSED ON SUCH PERSON AS A MEMBER OF THE AUDIT COMMITTEE AND THE BOARD OF TRUSTEES IN THE ABSENCE OF SUCH DESIGNATION OR IDENTIFICATION.

   (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

      (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

      (ii) Be an "interested person" of the investment company as defined in
      Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE CHERYL BALLENGER, JOHN R. RETTBERG, JOHN F. RUFFLE, KENNETH WHIPPLE, JR. AND JERRY B. LEWIS. EACH TRUSTEE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

   (3) If the registrant provides the disclosure required by paragraph
   (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

      AUDIT FEES -FOR THE PERIOD FEBRUARY 7, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2005 2005 - $86,425

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      AUDIT-RELATED FEES (ON A CALENDAR YEAR BASIS)
      2004 - $8,945,000

THE AUDIT-RELATED FEES CONSIST OF AGGREGATE FEES BILLS FOR ASSURANCE AND RELATED SERVICES BY THE AUDITOR TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT ("SERVICE AFFILIATES"), THAT WERE REASONABLY RELATED TO THE PERFORMANCE OF THE ANNUAL AUDIT OF THE REGISTRANT'S FINANCIAL STATEMENTS, WHICH REQUIRED PRE-APPROVAL BY THE AUDIT COMMITTEE.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      TAX FEES -FOR THE PERIOD FEBRUARY 7, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2005 2005 - $7,418

THE TAX FEES CONSIST OF FEES BILLED IN CONNECTION WITH PREPARING THE FEDERAL REGULATED INVESTMENT COMPANY INCOME TAX RETURNS FOR THE REGISTRANT FOR THE TAX YEAR ENDED JUNE 30, 2005.

FOR THE LAST FISCAL YEAR, NO TAX FEES WERE REQUIRED TO BE APPROVED PURSUANT TO PARAGRAPH (c)(7)(ii) OF RULE 2-01 OF REGULATION S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      ALL OTHER FEES
      2005 - NOT APPLICABLE

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PURSUANT TO THE REGISTRANT'S AUDIT COMMITTEE CHARTER AND WRITTEN POLICIES AND PROCEDURES FOR THE PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES (THE "PRE-APPROVAL POLICY"), THE AUDIT COMMITTEE PRE-APPROVES ALL AUDIT AND NON-AUDIT SERVICES PERFORMED BY THE REGISTRANT'S INDEPENDENT AUDITOR FOR THE REGISTRANT. IN ADDITION, THE AUDIT COMMITTEE WILL PRE-APPROVE THE AUDITOR'S ENGAGEMENT FOR NON-AUDIT SERVICES WITH THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING A SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUB-CONTRACTED OR OVERSEEN BY ANOTHER INVESTMENT ADVISER) AND ANY

ENTITY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT IN ACCORDANCE WITH PARAGRAPH (c)(7)(ii) OF RULE 2-01 OF REGULATION S-X, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT. INITIALLY THE PRE-APPROVAL POLICY LISTED A NUMBER OF AUDIT AND NON-AUDIT SERVICES THAT HAVE BEEN APPROVED BY THE AUDIT COMMITTEE, OR WHICH WERE NOT SUBJECT TO PRE-APPROVAL UNDER THE TRANSITION PROVISIONS OF SARBANES-OXLEY ACT OF 2002 (THE "PRE-APPROVAL LIST"). THE AUDIT COMMITTEE WILL ANNUALLY REVIEW AND PRE-APPROVE THE SERVICES THAT MAY BE PROVIDED BY THE INDEPENDENT ACCOUNTANT WITHOUT OBTAINING SPECIFIC PRE-APPROVAL FROM THE AUDIT COMMITTEE. THE AUDIT COMMITTEE WILL ADD TO, OR SUBTRACT FROM, THE LIST OF GENERAL PRE-APPROVED SERVICES FROM TIME TO TIME, BASED ON SUBSEQUENT DETERMINATIONS. ALL OTHER AUDIT AND NON-AUDIT SERVICES NOT ON THE PRE-APPROVAL LIST MUST BE SPECIFICALLY PRE-APPROVED BY THE AUDIT COMMITTEE.

ONE OR MORE MEMBERS OF THE AUDIT COMMITTEE MAY BE APPOINTED AS THE COMMITTEE'S DELEGATE FOR THE PURPOSES OF CONSIDERING WHETHER TO APPROVE SUCH SERVICES. ANY PRE-APPROVALS GRANTED BY THE DELEGATE WILL BE REPORTED, FOR INFORMATIONAL PURPOSES ONLY, TO THE AUDIT COMMITTEE AT ITS NEXT SCHEDULED MEETING. THE AUDIT COMMITTEE'S RESPONSIBILITIES TO PRE-APPROVE SERVICES PERFORMED BY THE INDEPENDENT ACCOUNTANT ARE NOT DELEGATED TO MANAGEMENT.

      (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      2005 - 99.92%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

THE AGGREGATE NON-AUDIT FEES BILLED BY THE AUDITOR FOR SERVICES RENDERED TO THE REGISTRANT, AND RENDERED TO SERVICE AFFILIATES, FOR THE LAST TWO CALENDAR YEAR ENDS WERE $28.3 MILLION IN 2003 AND $25.3 MILLION IN 2004.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE REGISTRANT'S AUDIT COMMITTEE HAS CONSIDERED WHETHER THE PROVISION OF THE NON-AUDIT SERVICES THAT WERE RENDERED TO SERVICE AFFILIATES THAT WERE NOT PRE-APPROVED (NOT REQUIRING PRE-APPROVAL) IS COMPATIBLE WITH MAINTAINING THE AUDITOR'S INDEPENDENCE. ALL SERVICES PROVIDED BY THE AUDITOR TO THE REGISTRANT OR TO SERVICE AFFILIATES THAT WERE REQUIRED TO BE PRE-APPROVED WERE PRE-APPROVED AS REQUIRED.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

JPMORGAN FUNDS MANAGEMENT, INC. (FORMERLY KNOWN AS ONE GROUP ADMINISTRATIVE SERVICES, INC.) SERVES AS THE REGISTRANT'S ADMINISTRATOR. THE ADMINISTRATOR AND SUB-ADMINISTRATOR PREPARE FINANCIAL REPORTS AND ADMINISTRATIVE FILINGS ON BEHALF OF THE REGISTRANT. J.P. MORGAN INVESTORS SERVICES CO. BEGAN SERVING AS THE SUB-ADMINISTRATOR AND, IN SUCH CAPACITY, ASSISTED WITH FINANCIAL REPORTING FOR THE PERIOD COVERED BY THIS REPORT. ALL PRE-EXISTING POLICIES AND PROCEDURES REMAIN SUBSTANTIALLY THE SAME.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

      (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

      (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30A-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By: /s/ George C.W. Gatch
    ---------------------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    September 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ George C.W. Gatch
    ---------------------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    September 8, 2005

By: /s/ Stephanie J. Dorsey
    ----------------------------------------------------
    Stephanie J. Dorsey
    Treasurer and Principal Financial Officer
    September 8, 2005